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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-05062

ING GET Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)            (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING GET Fund — Series G
ING GET Fund — Series H
ING GET Fund — Series I
ING GET Fund — Series J
ING GET Fund — Series K
ING GET Fund — Series L
ING GET Fund — Series M
ING GET Fund — Series N
ING GET Fund — Series P
ING GET Fund — Series Q
ING GET Fund — Series R
ING GET Fund — Series S
ING GET Fund — Series T
ING GET Fund — Series U
ING GET Fund — Series V

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING GET Series G	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 5.0%
		Advertising: 0.0%
300	@	Interpublic Group of Cos., Inc.	$3,177
120		Omnicom Group, Inc.	8,767

			11,944

		Aerospace/Defense: 0.1%
930		Boeing Co.	48,008
210		General Dynamics Corp.	21,441
60		Goodrich Corp.	1,882
290		Lockheed Martin Corp.	16,176
240		Northrop Grumman Corp.	12,799
280		Raytheon Co.	10,634
110		Rockwell Collins, Inc.	4,085
340		United Technologies Corp.	31,749

			146,774

		Agriculture: 0.1%
1,340		Altria Group, Inc.	63,033
190		Monsanto Co.	6,920
100		Reynolds American, Inc.	6,804
110		UST, Inc.	4,429

			81,186

		Airlines: 0.0%
190		Southwest Airlines Co.	2,588

			2,588

		Apparel: 0.0%
170	@	Coach, Inc.	7,211
130		Jones Apparel Group, Inc.	4,654
120		Liz Claiborne, Inc.	4,526
280		Nike, Inc.	22,065
50		Reebok Intl. Ltd.	1,836
80		VF Corp.	3,956

			44,248

		Auto Manufacturers: 0.0%
2,010		Ford Motor Co.	28,240
150		General Motors Corp.	6,372
172		PACCAR, Inc.	11,889

			46,501

		Auto Parts and Equipment: 0.0%
110		Dana Corp.	1,946
120		Johnson Controls, Inc.	6,817

			8,763

		Banks: 0.3%
230		AmSouth Bancorp	5,612
2,596		Bank of America Corp.	112,484
360		BB&T Corp.	14,288
180		Comerica, Inc.	10,683
100		First Horizon National Corp.	4,336
190		Huntington Bancshares, Inc.	4,733
300		Keycorp	9,480
80		M & T Bank Corp.	7,656
140		Marshall & Ilsley Corp.	5,642
250		Mellon Financial Corp.	6,923
580		National City Corp.	22,400
90		North Fork Bancorporation, Inc.	4,001
140		Northern Trust Corp.	5,712

PORTFOLIO OF INVESTMENTS
ING GET Series G	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Banks: 0.3% (continued)
180		PNC Financial Services Group, Inc.	$9,738
302		Regions Financial Corp.	9,984
250		SouthTrust Corp.	10,415
220		State Street Corp.	9,396
180		SunTrust Banks, Inc.	12,674
210		Synovus Financial Corp.	5,492
490		The Bank of New York Co., Inc.	14,293
1,609		U.S. Bancorp	46,500
1,170		Wachovia Corp.	54,932
1,070		Wells Fargo & Co.	63,803
50		Zions Bancorporation	3,052

			454,229

		Beverages: 0.1%
30		Adolph Coors Co.	2,038
520		Anheuser-Busch Cos., Inc.	25,974
80		Brown-Forman Corp.	3,664
1,590		Coca-Cola Co.	63,679
310		Coca-Cola Enterprises, Inc.	5,859
210		Pepsi Bottling Group, Inc.	5,702
1,110		PepsiCo, Inc.	54,001

			160,917

		Biotechnology: 0.0%
323	@	Amgen, Inc.	18,308
220	@	Biogen IDEC, Inc.	13,457
110	@	Chiron Corp.	4,862
60	@	Genzyme Corp.	3,265
40	@	Millipore Corp.	1,914

			41,806

		Building Materials: 0.0%
190	@	American Standard Cos., Inc.	7,393
470		Masco Corp.	16,229
100		Vulcan Materials Co.	5,095

			28,717

		Chemicals: 0.1%
140		Air Products & Chemicals, Inc.	7,613
50		Ashland, Inc.	2,804
640		Dow Chemical Co.	28,915
650		E.I. du Pont de Nemours & Co.	27,820
50		Eastman Chemical Co.	2,378
160		Ecolab, Inc.	5,030
120		Engelhard Corp.	3,402
80		International Flavors & Fragrances, Inc.	3,056
150		PPG Industries, Inc.	9,192
240		Praxair, Inc.	10,258
160		Rohm & Haas Co.	6,875
110		Sherwin-Williams Co.	4,836
50		Sigma-Aldrich Corp.	2,900

			115,079

		Commercial Services: 0.0%
110	@	Apollo Group, Inc.	8,071
880		Cendant Corp.	19,007
20		Deluxe Corp.	820
100		Equifax, Inc.	2,636
200		H&R Block, Inc.	9,883
190		McKesson Corp.	4,874

PORTFOLIO OF INVESTMENTS
ING GET Series G	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.0% (continued)
90		Moody’s Corp.	$6,593
310		Paychex, Inc.	9,347
110		Robert Half Intl., Inc.	2,835
140		R.R. Donnelley & Sons Co.	4,385

			68,451

		Computers: 0.2%
80	@	Affiliated Computer Services, Inc.	4,454
340	@	Apple Computer, Inc.	13,175
130	@	Computer Sciences Corp.	6,123
2,170	@	Dell, Inc.	77,251
130		Electronic Data Systems Corp.	2,521
1,550	@	EMC Corp.	17,887
230	@	Gateway, Inc.	1,139
1,954		Hewlett-Packard Co.	36,637
1,070		International Business Machines Corp.	91,741
80	@	Lexmark Intl., Inc.	6,721
90	@	NCR Corp.	4,463
230	@	Network Appliance, Inc.	5,290
2,090	@	Sun Microsystems, Inc.	8,444
200	@	Sungard Data Systems, Inc.	4,754
230	@	Unisys Corp.	2,374

			282,974

		Cosmetics/Personal Care: 0.2%
60		Alberto-Culver Co.	2,609
300		Avon Products, Inc.	13,104
330		Colgate-Palmolive Co.	14,909
880		Gillette Co.	36,731
440		Kimberly-Clark Corp.	28,420
2,810		Procter & Gamble Co.	152,077

			247,850

		Distribution/Wholesale: 0.0%
100		Genuine Parts Co.	3,838
100		W.W. Grainger, Inc.	5,765

			9,603

		Diversified Financial Services: 0.5%
800		American Express Co.	41,168
70		Bear Stearns Cos., Inc.	6,732
150		Capital One Financial Corp.	11,085
3,326		Citigroup, Inc.	146,742
608		Countrywide Financial Corp.	23,949
250	@	E*TRADE Financial Corp.	2,855
640		Fannie Mae	40,576
70		Federated Investors, Inc.	1,991
60		Franklin Resources, Inc.	3,346
310		Goldman Sachs Group, Inc.	28,904
2,324		J.P. Morgan Chase & Co.	92,333
160		Janus Capital Group, Inc.	2,178
180		Lehman Brothers Holdings, Inc.	14,350
805		MBNA Corp.	20,286
610		Merrill Lynch & Co., Inc.	30,329
710		Morgan Stanley	35,003
190	@	Providian Financial Corp.	2,953
270		SLM Corp.	12,042
30		T. Rowe Price Group, Inc.	1,528

			518,350

PORTFOLIO OF INVESTMENTS
ING GET Series G	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Electric: 0.1%
650	@	AES Corp.	$6,494
50		Ameren Corp.	2,308
290		American Electric Power Co., Inc.	9,268
300		CenterPoint Energy, Inc.	3,108
110		Cinergy Corp.	4,356
160		Consolidated Edison, Inc.	6,726
110		Constellation Energy Group, Inc.	4,382
200		Dominion Resources, Inc.	13,050
110		DTE Energy Co.	4,641
780		Duke Energy Corp.	17,853
270		Edison Intl.	7,158
60		Entergy Corp.	3,637
420		Exelon Corp.	15,410
210		FirstEnergy Corp.	8,627
130		FPL Group, Inc.	8,882
280	@	PG&E Corp.	8,512
70		Pinnacle West Capital Corp.	2,905
170		PPL Corp.	8,021
160		Progress Energy, Inc.	6,774
480		Southern Co.	14,390
340		TXU Corp.	16,293
350		Xcel Energy, Inc.	6,062

			178,857

		Electrical Components and Equipment: 0.0%
280		Emerson Electric Co.	17,329

			17,329

		Electronics: 0.0%
290	@	Agilent Technologies, Inc.	6,255
210		Applera Corp. – Applied Biosystems Group	3,963
80	@	Fisher Scientific Intl., Inc.	4,666
110	@	Jabil Circuit, Inc.	2,530
110		Parker Hannifin Corp.	6,475
120		PerkinElmer, Inc.	2,066
290	@	Sanmina-SCI Corp.	2,045
500	@	Solectron Corp.	2,475
100	@	Thermo Electron Corp.	2,702
80	@	Waters Corp.	3,528

			36,705

		Engineering and Construction: 0.0%
60		Fluor Corp.	2,671

			2,671

		Entertainment: 0.0%
240		International Game Technology	8,628

			8,628

		Environmental Control: 0.0%
350		Waste Management, Inc.	9,569

			9,569

		Federal Home Loan Mortgage Corporation: 0.0%
430		Freddie Mac	28,053

			28,053

		Food: 0.1%
230		Albertson’s, Inc.	5,504
409		Archer-Daniels-Midland Co.	6,945
100		Campbell Soup Co.	2,629
330		ConAgra Foods, Inc.	8,484

PORTFOLIO OF INVESTMENTS
ING GET Series G	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Food: 0.1% (continued)
240		General Mills, Inc.	$10,776
180		Hershey Foods Corp.	8,408
230		H.J. Heinz Co.	8,285
240		Kellogg Co.	10,238
190	@	Kroger Co.	2,949
100		McCormick & Co., Inc.	3,434
510		Sara Lee Corp.	11,659
110		SUPERVALU, Inc.	3,031
160		Sysco Corp.	4,787
190		Wm. Wrigley Jr. Co.	12,028

			99,157

		Forest Products and Paper: 0.0%
240		Georgia-Pacific Corp.	8,628
340		International Paper Co.	13,739
100		Louisiana-Pacific Corp.	2,595
130		MeadWestvaco Corp.	4,147
40		Temple-Inland, Inc.	2,686
160		Weyerhaeuser Co.	10,637

			42,432

		Gas: 0.0%
90		KeySpan Corp.	3,528
190		Sempra Energy	6,876

			10,404

		Hand/Machine Tools: 0.0%
80		Black & Decker Corp.	6,195
40		Snap-On, Inc.	1,102
60		Stanley Works	2,552

			9,849

		Healthcare-Products: 0.2%
40		Bausch & Lomb, Inc.	2,658
160		Baxter Intl., Inc.	5,146
210		Becton Dickinson & Co.	10,857
160		Biomet, Inc.	7,501
530	@	Boston Scientific Corp.	21,057
100		CR Bard, Inc.	5,663
80		Guidant Corp.	5,283
2,580		Johnson & Johnson	145,330
780		Medtronic, Inc.	40,482
110	@	St. Jude Medical, Inc.	8,280
100		Stryker Corp.	4,808
220	@	Zimmer Holdings, Inc.	17,389

			274,454

		Healthcare-Services: 0.1%
120	@	Anthem, Inc.	10,470
120		HCA, Inc.	4,578
140	@	Humana, Inc.	2,797
60		Manor Care, Inc.	1,798
30		Quest Diagnostics, Inc.	2,647
720		UnitedHealth Group, Inc.	53,093
160	@	WellPoint Health Networks, Inc.	16,814

			92,197

		Home Builders: 0.0%
80		Centex Corp.	4,037

			4,037

PORTFOLIO OF INVESTMENTS
ING GET Series G	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Home Furnishings: 0.0%
140		Leggett & Platt, Inc.	$3,934
40		Whirlpool Corp.	2,404

			6,338

		Household Products/Wares: 0.0%
70		Avery Dennison Corp.	4,605
180		Clorox Co.	9,593
120		Fortune Brands, Inc.	8,891

			23,089

		Housewares: 0.0%
180		Newell Rubbermaid, Inc.	3,607

			3,607

		Insurance: 0.3%
300	@@	ACE Ltd.	12,018
340		Aflac, Inc.	13,331
760		Allstate Corp.	36,472
70		AMBAC Financial Group, Inc.	5,597
1,660		American Intl. Group, Inc.	112,862
190		AON Corp.	5,461
220		Chubb Corp.	15,462
160		Cigna Corp.	11,141
105		Cincinnati Financial Corp.	4,328
180		Hartford Financial Services Group, Inc.	11,147
90		Jefferson-Pilot Corp.	4,469
160		Lincoln National Corp.	7,520
120		Loews Corp.	7,020
330		Marsh & McLennan Cos., Inc.	15,101
100		MBIA, Inc.	5,821
820		MetLife, Inc.	31,693
90		MGIC Investment Corp.	5,990
80		Principal Financial Group, Inc.	2,878
140		Progressive Corp.	11,865
570		Prudential Financial, Inc.	26,813
130		Safeco Corp.	5,935
420		St. Paul Travelers Cos., Inc.	13,885
90		Torchmark Corp.	4,786
210		UnumProvident Corp.	3,295
120	@@	XL Capital Ltd.	8,879

			383,769

		Internet: 0.1%
410	@	eBay, Inc.	37,696
330	@	Symantec Corp.	18,110
840	@	Yahoo!, Inc.	28,484

			84,290

		Iron/Steel: 0.0%
50		Nucor Corp.	4,568
80		United States Steel Corp.	3,010

			7,578

		Leisure Time: 0.0%
90		Brunswick Corp.	4,118
400		Carnival Corp.	18,916
190		Harley-Davidson, Inc.	11,294
100		Sabre Holdings Corp. – Class A	2,453

			36,781

PORTFOLIO OF INVESTMENTS
ING GET Series G	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Lodging: 0.0%
100		Harrah’s Entertainment, Inc.	$5,298
230		Hilton Hotels Corp.	4,333
150		Marriott Intl., Inc.	7,795
120		Starwood Hotels & Resorts Worldwide, Inc.	5,570

			22,996

		Machinery-Construction and Mining: 0.0%
90		Caterpillar, Inc.	7,241

			7,241

		Machinery-Diversified: 0.0%
30		Cummins, Inc.	2,217
160		Deere & Co.	10,328
110		Rockwell Automation, Inc.	4,257

			16,802

		Media: 0.1%
160		Clear Channel Communications, Inc.	4,987
1,430	@	Comcast Corp.	40,383
50		Dow Jones & Co., Inc.	2,031
170		Gannett Co., Inc.	14,239
50		Knight-Ridder, Inc.	3,273
170		McGraw-Hill Cos., Inc.	13,547
40		Meredith Corp.	2,055
100		New York Times Co.	3,910
2,880	@	Time Warner, Inc.	46,482
190		Tribune Co.	7,819
80	@	Univision Communications, Inc.	2,529
1,110		Viacom, Inc.	37,252
1,350		Walt Disney Co.	30,443

			208,950

		Mining: 0.0%
250		Alcoa, Inc.	8,397
90		Phelps Dodge Corp.	8,283

			16,680

		Miscellaneous Manufacturing: 0.3%
500		3M Co.	39,985
70		Cooper Industries Ltd.	4,130
200		Danaher Corp.	10,256
140		Dover Corp.	5,442
180		Eastman Kodak Co.	5,800
80		Eaton Corp.	5,073
6,790		General Electric Co.	228,007
540		Honeywell Intl., Inc.	19,364
180		Illinois Tool Works, Inc.	16,771
110	@@	Ingersoll-Rand Co.	7,477
50		ITT Industries, Inc.	4,000
80		Pall Corp.	1,958
100		Textron, Inc.	6,427
1,290	@@	Tyco Intl. Ltd.	39,551

			394,241

		Office/Business Equipment: 0.0%
170		Pitney Bowes, Inc.	7,497
500	@	Xerox Corp.	7,040

			14,537

		Oil and Gas: 0.5%
50		Amerada Hess Corp.	4,450
150		Anadarko Petroleum Corp.	9,954

PORTFOLIO OF INVESTMENTS
ING GET Series G	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 0.5% (continued)
206		Apache Corp.	$10,323
400		Burlington Resources, Inc.	16,320
2,330		ChevronTexaco Corp.	124,980
444		ConocoPhillips	36,785
250		Devon Energy Corp.	17,753
80		EOG Resources, Inc.	5,268
4,190		Exxon Mobil Corp.	202,502
100		Kerr-McGee Corp.	5,725
300		Marathon Oil Corp.	12,384
40	@, @@	Nabors Industries Ltd.	1,894
90	@	Noble Corp.	4,046
260		Occidental Petroleum Corp.	14,542
90		Sunoco, Inc.	6,658
190		Unocal Corp.	8,170
150		Valero Energy Corp.	12,032

			493,786

		Oil and Gas Services: 0.0%
210		Baker Hughes, Inc.	9,181
90		BJ Services Co.	4,717
350		Schlumberger Ltd.	23,559

			37,457

		Packaging and Containers: 0.0%
100		Ball Corp.	3,743
100		Bemis Co.	2,658
160	@	Pactiv Corp.	3,720
90	@	Sealed Air Corp.	4,172

			14,293

		Pharmaceuticals: 0.3%
990		Abbott Laboratories	41,936
80		Allergan, Inc.	5,804
70		AmerisourceBergen Corp.	3,760
1,230		Bristol-Myers Squibb Co.	29,114
110		Cardinal Health, Inc.	4,815
400	@	Caremark Rx, Inc.	12,828
740		Eli Lilly & Co.	44,437
50	@	Express Scripts, Inc.	3,267
230	@	Forest Laboratories, Inc.	10,345
280	@	Gilead Sciences, Inc.	10,466
100	@	Hospira, Inc.	3,060
196	@	King Pharmaceuticals, Inc.	2,340
226	@	Medco Health Solutions, Inc.	6,983
1,460		Merck & Co., Inc.	48,181
4,864		Pfizer, Inc.	148,839
370		Schering-Plough Corp.	7,052
850		Wyeth	31,790

			415,017

		Pipelines: 0.0%
30		Kinder Morgan, Inc.	1,885
330		Williams Cos., Inc.	3,993

			5,878

		Real Estate Investment Trusts: 0.0%
110		Equity Office Properties Trust	2,998
110		Plum Creek Timber Co., Inc.	3,853
110		ProLogis	3,876
130		Simon Property Group, Inc.	6,972

			17,699

PORTFOLIO OF INVESTMENTS
ING GET Series G	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Retail: 0.5%
190	@	Bed Bath & Beyond, Inc.	$7,051
200		Best Buy Co., Inc.	10,848
180		Circuit City Stores, Inc.	2,761
500		Costco Wholesale Corp.	20,780
250		CVS Corp.	10,533
110		Darden Restaurants, Inc.	2,565
220		Dollar General Corp.	4,433
150		Federated Department Stores, Inc.	6,815
990		Gap, Inc.	18,513
1,930		Home Depot, Inc.	75,656
300		J.C. Penney Co., Inc. Holding Co.	10,584
90	@	Kohl’s Corp.	4,337
410		Limited Brands, Inc.	9,139
520		Lowe’s Cos., Inc.	28,262
260		May Department Stores Co.	6,664
1,080		McDonald’s Corp.	30,272
150		Nordstrom, Inc.	5,736
310	@	Office Depot, Inc.	4,659
170		RadioShack Corp.	4,869
510		Staples, Inc.	15,208
250	@	Starbucks Corp.	11,365
580		Target Corp.	26,245
310		TJX Cos., Inc.	6,832
180	@	Toys R US, Inc.	3,193
2,760		Wal-Mart Stores, Inc.	146,831
1,120		Walgreen Co.	40,130
110		Wendy’s Intl., Inc.	3,696
180		Yum! Brands, Inc.	7,319

			525,296

		Savings and Loans: 0.0%
100		Golden West Financial Corp.	11,095
210		Sovereign Bancorp, Inc.	4,582
590		Washington Mutual, Inc.	23,057

			38,734

		Semiconductors: 0.1%
340	@	Altera Corp.	6,654
240		Analog Devices, Inc.	9,307
1,090	@	Applied Materials, Inc.	17,974
4,190		Intel Corp.	84,052
130	@	KLA-Tencor Corp.	5,392
200		Linear Technology Corp.	7,248
210		Maxim Integrated Products, Inc.	8,881
240	@	National Semiconductor Corp.	3,718
440		Texas Instruments, Inc.	9,363

			152,589

		Software: 0.3%
160		Adobe Systems, Inc.	7,915
90		Autodesk, Inc.	4,377
400		Automatic Data Processing, Inc.	16,528
230	@	BMC Software, Inc.	3,636
140	@	Citrix Systems, Inc.	2,453
380		Computer Associates Intl., Inc.	9,994
300	@	Compuware Corp.	1,545
190	@	Electronic Arts, Inc.	8,738
582		First Data Corp.	25,317

PORTFOLIO OF INVESTMENTS
ING GET Series G	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Software: 0.3% (continued)
145	@	Fiserv, Inc.	$5,055
240		IMS Health, Inc.	5,741
120	@	Intuit, Inc.	5,448
20	@	Mercury Interactive Corp.	698
6,990		Microsoft Corp.	193,273
400	@	Novell, Inc.	2,524
5,710	@	Oracle Corp.	64,408
190	@	PeopleSoft, Inc.	3,772
500	@	Siebel Systems, Inc.	3,770
270	@	Veritas Software Corp.	4,806

			369,998

		Telecommunications: 0.3%
370		Alltel Corp.	20,317
222		AT&T Corp.	3,179
260	@	Avaya, Inc.	3,624
1,290		BellSouth Corp.	34,985
130		CenturyTel, Inc.	4,451
4,420	@	Cisco Systems, Inc.	80,002
210		Citizens Communications Co.	2,812
130	@	Comverse Technology, Inc.	2,448
890	@	Corning, Inc.	9,861
2,680	@	Lucent Technologies, Inc.	8,496
2,040		Motorola, Inc.	36,802
710	@	Nextel Communications, Inc.	16,926
1,020		Qualcomm, Inc.	39,821
2,320		SBC Communications, Inc.	60,204
120		Scientific-Atlanta, Inc.	3,110
400		Sprint Corp.	8,052
260	@	Tellabs, Inc.	2,389
1,950		Verizon Communications, Inc.	76,791

			414,270

		Textiles: 0.0%
100		Cintas Corp.	4,204

			4,204

		Toys/Games/Hobbies: 0.0%
150		Hasbro, Inc.	2,820
270		Mattel, Inc.	4,895

			7,715

		Transportation: 0.1%
230		Burlington Northern Santa Fe Corp.	8,811
140		CSX Corp.	4,648
330		FedEx Corp.	28,278
260		Norfolk Southern Corp.	7,732
40		Ryder System, Inc.	1,882
60		Union Pacific Corp.	3,516
740		United Parcel Service, Inc.	56,181

			111,048

		Total Common Stock
		(Cost $6,392,549)	6,919,205

PORTFOLIO OF INVESTMENTS
ING GET Series G	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 67.8%
		Federal Home Loan Bank: 21.4%
$30,000,000		1.930%, due 12/14/04		$29,879,880

				29,879,880

		Federal Home Loan Mortgage Corporation: 17.9%
25,000,000		1.870%, due 12/14/04		24,903,150

				24,903,150

		Federal National Mortgage Association: 28.5%
40,000,000		1.970%, due 12/14/04		39,836,399

				39,836,399

		Total U.S. Government Agency Obligations
		(Cost $94,025,046)		94,619,429

U.S. TREASURY OBLIGATIONS: 7.5%
		U.S. Treasury STRIP: 7.5%
10,424,000		2.090%, due 11/15/04		10,403,059

		Total U.S. Treasury Obligations
		(Cost $10,386,600)		10,403,059

OTHER BONDS: 19.0%
		Sovereign: 19.0%
5,956,000		Israel Trust, 1.950%, due 11/15/04		5,941,178
9,130,000		Israel Trust, 1.950%, due 11/15/04		9,107,280
10,000,000		Israel Trust, 1.950%, due 11/15/04		9,975,116
1,455,000		Turkey Trust, 1.950%, due 11/15/04		1,451,379

		Total Other Bonds
		(Cost $26,421,909)		26,474,953

		Total Long-Term Investments
		(Cost $137,226,104)		138,416,646

SHORT-TERM INVESTMENTS: 0.8%
		Repurchase Agreement: 0.8%
1,140,000		Morgan Stanley Repurchase Agreement dated 09/30/04, 1.850% due 10/01/04, $1,140,059 to be received upon repurchase (Collateralized by $1,095,000 Federal Home Loan Bank, 5.375%, Market Value plus accrued interest $1,163,948, due 05/15/06).		1,140,000

		Total Short-Term Investments
		(Cost $1,140,000)		1,140,000

		Total Investments In Securities
		(Cost $138,366,104)*	100.1%	$139,556,646
		Other Assets and Liabilities—Net	(0.1)	(121,172)

		Net Assets	100.0%	$139,435,474

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities

	*	Cost for federal income tax purposes is $138,998,403.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$760,329
		Gross Unrealized Depreciation		(202,086)

		Net Unrealized Appreciation		$558,243

PORTFOLIO OF INVESTMENTS
ING GET Series H	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 10.5%
		Advertising: 0.0%
470	@	Interpublic Group of Cos., Inc.	$4,977
200		Omnicom Group, Inc.	14,612

			19,589

		Aerospace/Defense: 0.2%
1,460		Boeing Co.	75,366
340		General Dynamics Corp.	34,714
80		Goodrich Corp.	2,509
450		Lockheed Martin Corp.	25,101
380		Northrop Grumman Corp.	20,265
440		Raytheon Co.	16,711
180		Rockwell Collins, Inc.	6,685
530		United Technologies Corp.	49,491

			230,842

		Agriculture: 0.1%
2,110		Altria Group, Inc.	99,254
300		Monsanto Co.	10,926
160		Reynolds American, Inc.	10,886
160		UST, Inc.	6,442

			127,508

		Airlines: 0.0%
300		Southwest Airlines Co.	4,086

			4,086

		Apparel: 0.1%
260	@	Coach, Inc.	11,029
210		Jones Apparel Group, Inc.	7,518
160		Liz Claiborne, Inc.	6,035
440		Nike, Inc.	34,672
90		Reebok Intl. Ltd.	3,305
120		VF Corp.	5,934

			68,493

		Auto Manufacturers: 0.1%
3,160		Ford Motor Co.	44,398
240		General Motors Corp.	10,195
277		PACCAR, Inc.	19,146

			73,739

		Auto Parts and Equipment: 0.0%
180		Dana Corp.	3,184
180		Johnson Controls, Inc.	10,226

			13,410

		Banks: 0.8%
400		AmSouth Bancorp	9,760
4,090		Bank of America Corp.	177,219
560		BB&T Corp.	22,226
250		Comerica, Inc.	14,838
130		First Horizon National Corp.	5,637
330		Huntington Bancshares, Inc.	8,220
580		Keycorp	18,328
120		M & T Bank Corp.	11,484
250		Marshall & Ilsley Corp.	10,075
400		Mellon Financial Corp.	11,076
920		National City Corp.	35,530
140		North Fork Bancorporation, Inc.	6,223
220		Northern Trust Corp.	8,976
280		PNC Financial Services Group, Inc.	15,148

PORTFOLIO OF INVESTMENTS
ING GET Series H	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Banks: 0.8% (continued)
474		Regions Financial Corp.	$15,670
330		SouthTrust Corp.	13,748
350		State Street Corp.	14,949
280		SunTrust Banks, Inc.	19,715
330		Synovus Financial Corp.	8,630
770		The Bank of New York Co., Inc.	22,461
2,544		U.S. Bancorp	73,522
1,840		Wachovia Corp.	86,388
1,730		Wells Fargo & Co.	103,160
110		Zions Bancorporation	6,714

			719,697

		Beverages: 0.2%
830		Anheuser-Busch Cos., Inc.	41,459
120		Brown-Forman Corp.	5,496
2,520		Coca-Cola Co.	100,925
490		Coca-Cola Enterprises, Inc.	9,261
290		Pepsi Bottling Group, Inc.	7,874
1,740		PepsiCo, Inc.	84,651

			249,666

		Biotechnology: 0.1%
520	@	Amgen, Inc.	29,473
340	@	Biogen IDEC, Inc.	20,798
170	@	Chiron Corp.	7,514
80	@	Genzyme Corp.	4,353
60	@	Millipore Corp.	2,871

			65,009

		Building Materials: 0.0%
310	@	American Standard Cos., Inc.	12,062
750		Masco Corp.	25,898
140		Vulcan Materials Co.	7,133

			45,093

		Chemicals: 0.2%
220		Air Products & Chemicals, Inc.	11,964
80		Ashland, Inc.	4,486
1,000		Dow Chemical Co.	45,179
1,020		E.I. du Pont de Nemours & Co.	43,656
80		Eastman Chemical Co.	3,804
240		Ecolab, Inc.	7,546
180		Engelhard Corp.	5,103
130		International Flavors & Fragrances, Inc.	4,966
240		PPG Industries, Inc.	14,707
380		Praxair, Inc.	16,241
240		Rohm & Haas Co.	10,313
160		Sherwin-Williams Co.	7,034
90		Sigma-Aldrich Corp.	5,220

			180,219

		Commercial Services: 0.1%
170	@	Apollo Group, Inc.	12,473
1,390		Cendant Corp.	30,023
50		Deluxe Corp.	2,051
200		Equifax, Inc.	5,272
310		H&R Block, Inc.	15,320
300		McKesson Corp.	7,695
150		Moody’s Corp.	10,988
490		Paychex, Inc.	14,774

PORTFOLIO OF INVESTMENTS
ING GET Series H	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.1% (continued)
260		Robert Half Intl., Inc.	$6,700
230		R.R. Donnelley & Sons Co.	7,204

			112,500

		Computers: 0.4%
140	@	Affiliated Computer Services, Inc.	7,794
530	@	Apple Computer, Inc.	20,538
200	@	Computer Sciences Corp.	9,420
3,430	@	Dell, Inc.	122,108
200		Electronic Data Systems Corp.	3,878
2,430	@	EMC Corp.	28,042
360	@	Gateway, Inc.	1,782
3,058		Hewlett-Packard Co.	57,338
1,730		International Business Machines Corp.	148,329
130	@	Lexmark Intl., Inc.	10,921
140	@	NCR Corp.	6,943
350	@	Network Appliance, Inc.	8,050
3,300	@	Sun Microsystems, Inc.	13,332
300	@	Sungard Data Systems, Inc.	7,131
360	@	Unisys Corp.	3,715

			449,321

		Cosmetics/Personal Care: 0.4%
120		Alberto-Culver Co.	5,218
460		Avon Products, Inc.	20,093
520		Colgate-Palmolive Co.	23,494
1,370		Gillette Co.	57,184
700		Kimberly-Clark Corp.	45,213
4,450		Procter & Gamble Co.	240,833

			392,035

		Distribution/Wholesale: 0.0%
160		Genuine Parts Co.	6,141
140		W.W. Grainger, Inc.	8,071

			14,212

		Diversified Financial Services: 0.9%
1,300		American Express Co.	66,898
110		Bear Stearns Cos., Inc.	10,579
240		Capital One Financial Corp.	17,736
5,249		Citigroup, Inc.	231,586
938		Countrywide Financial Corp.	36,948
400	@	E*TRADE Financial Corp.	4,568
1,010		Fannie Mae	64,034
120		Federated Investors, Inc.	3,413
100		Franklin Resources, Inc.	5,576
490		Goldman Sachs Group, Inc.	45,688
3,558		J.P. Morgan Chase & Co.	141,359
260		Janus Capital Group, Inc.	3,539
290		Lehman Brothers Holdings, Inc.	23,119
1,255		MBNA Corp.	31,626
960		Merrill Lynch & Co., Inc.	47,731
1,130		Morgan Stanley	55,709
430	@	Providian Financial Corp.	6,682
420		SLM Corp.	18,732
120		T. Rowe Price Group, Inc.	6,113

			821,636

		Electric: 0.3%
1,140	@	AES Corp.	11,389
80		Ameren Corp.	3,692

PORTFOLIO OF INVESTMENTS
ING GET Series H	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Electric: 0.3% (continued)
470		American Electric Power Co., Inc.	$15,021
500		CenterPoint Energy, Inc.	5,180
160		Cinergy Corp.	6,336
260		Consolidated Edison, Inc.	10,930
170		Constellation Energy Group, Inc.	6,773
320		Dominion Resources, Inc.	20,880
180		DTE Energy Co.	7,594
1,220		Duke Energy Corp.	27,925
420		Edison Intl.	11,134
100		Entergy Corp.	6,061
700		Exelon Corp.	25,683
320		FirstEnergy Corp.	13,146
180		FPL Group, Inc.	12,298
440	@	PG&E Corp.	13,376
100		Pinnacle West Capital Corp.	4,150
270		PPL Corp.	12,739
250		Progress Energy, Inc.	10,585
750		Southern Co.	22,485
530		TXU Corp.	25,398
550		Xcel Energy, Inc.	9,526

			282,301

		Electrical Components and Equipment: 0.0%
430		Emerson Electric Co.	26,613

			26,613

		Electronics: 0.1%
460	@	Agilent Technologies, Inc.	9,922
230		Applera Corp. – Applied Biosystems Group	4,340
120	@	Fisher Scientific Intl., Inc.	7,000
290	@	Jabil Circuit, Inc.	6,670
180		Parker Hannifin Corp.	10,594
190		PerkinElmer, Inc.	3,272
880	@	Sanmina-SCI Corp.	6,204
790	@	Solectron Corp.	3,911
100		Tektronix, Inc.	3,325
150	@	Thermo Electron Corp.	4,053
140	@	Waters Corp.	6,174

			65,465

		Engineering and Construction: 0.0%
100		Fluor Corp.	4,452

			4,452

		Entertainment: 0.0%
400		International Game Technology	14,380

			14,380

		Environmental Control: 0.0%
540		Waste Management, Inc.	14,764

			14,764

		Federal Home Loan Mortgage Corporation: 0.0%
680		Freddie Mac	44,363

			44,363

		Food: 0.1%
360		Albertson’s, Inc.	8,615
652		Archer-Daniels-Midland Co.	11,071
160		Campbell Soup Co.	4,206
540		ConAgra Foods, Inc.	13,883
380		General Mills, Inc.	17,062

PORTFOLIO OF INVESTMENTS
ING GET Series H	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Food: 0.1% (continued)
280		Hershey Foods Corp.	$13,079
350		H.J. Heinz Co.	12,607
380		Kellogg Co.	16,211
300	@	Kroger Co.	4,656
160		McCormick & Co., Inc.	5,494
790		Sara Lee Corp.	18,059
180		SUPERVALU, Inc.	4,959
260		Sysco Corp.	7,779
290		Wm. Wrigley Jr. Co.	18,361

			156,042

		Forest Products and Paper: 0.1%
390		Georgia-Pacific Corp.	14,021
530		International Paper Co.	21,417
160		Louisiana-Pacific Corp.	4,152
200		MeadWestvaco Corp.	6,380
60		Temple-Inland, Inc.	4,029
250		Weyerhaeuser Co.	16,620

			66,619

		Gas: 0.0%
150		KeySpan Corp.	5,880
300		Sempra Energy	10,857

			16,737

		Hand/Machine Tools: 0.0%
130		Black & Decker Corp.	10,067
100		Snap-On, Inc.	2,756
100		Stanley Works	4,253

			17,076

		Healthcare-Products: 0.4%
70		Bausch & Lomb, Inc.	4,652
250		Baxter Intl., Inc.	8,040
330		Becton Dickinson & Co.	17,061
250		Biomet, Inc.	11,720
820	@	Boston Scientific Corp.	32,579
120		CR Bard, Inc.	6,796
130		Guidant Corp.	8,585
4,060		Johnson & Johnson	228,699
1,220		Medtronic, Inc.	63,317
180	@	St. Jude Medical, Inc.	13,549
160		Stryker Corp.	7,693
340	@	Zimmer Holdings, Inc.	26,874

			429,565

		Healthcare-Services: 0.1%
180	@	Anthem, Inc.	15,705
200		HCA, Inc.	7,630
220	@	Humana, Inc.	4,396
100		Manor Care, Inc.	2,996
40		Quest Diagnostics, Inc.	3,529
1,130		UnitedHealth Group, Inc.	83,325
250	@	WellPoint Health Networks, Inc.	26,273

			143,854

		Home Builders: 0.0%
120		Centex Corp.	6,055

			6,055

PORTFOLIO OF INVESTMENTS
ING GET Series H	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Home Furnishings: 0.0%
220		Leggett & Platt, Inc.	$6,182
80		Whirlpool Corp.	4,807

			10,989

		Household Products/Wares: 0.0%
100		Avery Dennison Corp.	6,578
290		Clorox Co.	15,457
180		Fortune Brands, Inc.	13,336

			35,371

		Housewares: 0.0%
280		Newell Rubbermaid, Inc.	5,611

			5,611

		Insurance: 0.6%
480	@@	ACE Ltd.	19,229
530		Aflac, Inc.	20,781
1,200		Allstate Corp.	57,588
100		AMBAC Financial Group, Inc.	7,995
2,610		American Intl. Group, Inc.	177,454
310		AON Corp.	8,909
340		Chubb Corp.	23,895
240		Cigna Corp.	16,711
189		Cincinnati Financial Corp.	7,791
300		Hartford Financial Services Group, Inc.	18,579
140		Jefferson-Pilot Corp.	6,952
250		Lincoln National Corp.	11,750
180		Loews Corp.	10,530
520		Marsh & McLennan Cos., Inc.	23,795
160		MBIA, Inc.	9,314
1,280		MetLife, Inc.	49,472
100		MGIC Investment Corp.	6,655
140		Principal Financial Group, Inc.	5,036
210		Progressive Corp.	17,798
830		Prudential Financial, Inc.	39,043
200		Safeco Corp.	9,130
660		St. Paul Travelers Cos., Inc.	21,820
130		Torchmark Corp.	6,913
320		UnumProvident Corp.	5,021
200	@@	XL Capital Ltd.	14,798

			596,959

		Internet: 0.1%
670	@	eBay, Inc.	61,600
520	@	Symantec Corp.	28,538
1,320	@	Yahoo!, Inc.	44,761

			134,899

		Iron/Steel: 0.0%
80		Nucor Corp.	7,309
140		United States Steel Corp.	5,267

			12,576

		Leisure Time: 0.1%
110		Brunswick Corp.	5,034
620		Carnival Corp.	29,319
300		Harley-Davidson, Inc.	17,832
160		Sabre Holdings Corp. – Class A	3,925

			56,110

PORTFOLIO OF INVESTMENTS
ING GET Series H	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Lodging: 0.0%
100		Harrah’s Entertainment, Inc.	$5,298
370		Hilton Hotels Corp.	6,971
230		Marriott Intl., Inc.	11,950
190		Starwood Hotels & Resorts Worldwide, Inc.	8,820

			33,039

		Machinery-Construction and Mining: 0.0%
140		Caterpillar, Inc.	11,263

			11,263

		Machinery-Diversified: 0.0%
60		Cummins, Inc.	4,433
250		Deere & Co.	16,138
170		Rockwell Automation, Inc.	6,579

			27,150

		Media: 0.3%
260		Clear Channel Communications, Inc.	8,104
2,260	@	Comcast Corp.	63,822
80		Dow Jones & Co., Inc.	3,249
270		Gannett Co., Inc.	22,615
80		Knight-Ridder, Inc.	5,236
270		McGraw-Hill Cos., Inc.	21,516
50		Meredith Corp.	2,569
150		New York Times Co.	5,865
4,510	@	Time Warner, Inc.	72,792
300		Tribune Co.	12,345
120	@	Univision Communications, Inc.	3,793
1,750		Viacom, Inc.	58,730
2,110		Walt Disney Co.	47,581

			328,217

		Mining: 0.0%
390		Alcoa, Inc.	13,100
150		Phelps Dodge Corp.	13,805

			26,905

		Miscellaneous Manufacturing: 0.6%
790		3M Co.	63,176
90		Cooper Industries Ltd.	5,310
300		Danaher Corp.	15,384
220		Dover Corp.	8,551
290		Eastman Kodak Co.	9,344
140		Eaton Corp.	8,877
10,700		General Electric Co.	359,305
860		Honeywell Intl., Inc.	30,840
310		Illinois Tool Works, Inc.	28,883
180	@@	Ingersoll-Rand Co.	12,235
80		ITT Industries, Inc.	6,399
120		Pall Corp.	2,938
150		Textron, Inc.	9,641
2,050	@@	Tyco Intl. Ltd.	62,853

			623,736

		Office/Business Equipment: 0.0%
270		Pitney Bowes, Inc.	11,907
790	@	Xerox Corp.	11,123

			23,030

		Oil and Gas: 0.8%
90		Amerada Hess Corp.	8,010
240		Anadarko Petroleum Corp.	15,926

PORTFOLIO OF INVESTMENTS
ING GET Series H	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 0.8% (continued)
326		Apache Corp.	$16,336
660		Burlington Resources, Inc.	26,928
3,680		ChevronTexaco Corp.	197,395
701		ConocoPhillips	58,078
400		Devon Energy Corp.	28,404
120		EOG Resources, Inc.	7,902
6,620		Exxon Mobil Corp.	319,946
160		Kerr-McGee Corp.	9,160
420		Marathon Oil Corp.	17,338
50	@, @@	Nabors Industries Ltd.	2,368
140	@	Noble Corp.	6,293
410		Occidental Petroleum Corp.	22,931
130		Sunoco, Inc.	9,617
300		Unocal Corp.	12,900
180		Valero Energy Corp.	14,438

			773,970

		Oil and Gas Services: 0.1%
340		Baker Hughes, Inc.	14,865
150		BJ Services Co.	7,862
600		Schlumberger Ltd.	40,385

			63,112

		Packaging and Containers: 0.0%
160		Ball Corp.	5,989
140		Bemis Co.	3,721
250	@	Pactiv Corp.	5,813
130	@	Sealed Air Corp.	6,025

			21,548

		Pharmaceuticals: 0.6%
1,560		Abbott Laboratories	66,082
130		Allergan, Inc.	9,432
100		AmerisourceBergen Corp.	5,371
1,930		Bristol-Myers Squibb Co.	45,683
180		Cardinal Health, Inc.	7,879
640	@	Caremark Rx, Inc.	20,525
1,160		Eli Lilly & Co.	69,658
80	@	Express Scripts, Inc.	5,227
350	@	Forest Laboratories, Inc.	15,743
440	@	Gilead Sciences, Inc.	16,447
160	@	Hospira, Inc.	4,896
296	@	King Pharmaceuticals, Inc.	3,534
355	@	Medco Health Solutions, Inc.	10,970
2,280		Merck & Co., Inc.	75,239
7,756		Pfizer, Inc.	237,333
580		Schering-Plough Corp.	11,055
1,320		Wyeth	49,368

			654,442

		Pipelines: 0.0%
50		Kinder Morgan, Inc.	3,141
530		Williams Cos., Inc.	6,413

			9,554

		Real Estate Investment Trusts: 0.0%
160		Equity Office Properties Trust	4,360
180		Plum Creek Timber Co., Inc.	6,305
180		ProLogis	6,343
220		Simon Property Group, Inc.	11,799

			28,807

PORTFOLIO OF INVESTMENTS
ING GET Series H	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Retail: 0.9%
290	@	Bed Bath & Beyond, Inc.	$10,762
330		Best Buy Co., Inc.	17,899
280		Circuit City Stores, Inc.	4,295
800		Costco Wholesale Corp.	33,248
390		CVS Corp.	16,431
180		Darden Restaurants, Inc.	4,198
480		Dollar General Corp.	9,672
230		Federated Department Stores, Inc.	10,449
1,550		Gap, Inc.	28,985
3,030		Home Depot, Inc.	118,776
480		J.C. Penney Co., Inc. Holding Co.	16,934
140	@	Kohl’s Corp.	6,747
750		Limited Brands, Inc.	16,718
810		Lowe’s Cos., Inc.	44,024
420		May Department Stores Co.	10,765
1,700		McDonald’s Corp.	47,651
240		Nordstrom, Inc.	9,178
480	@	Office Depot, Inc.	7,214
250		RadioShack Corp.	7,160
850		Staples, Inc.	25,347
390	@	Starbucks Corp.	17,729
920		Target Corp.	41,630
480		TJX Cos., Inc.	10,579
320	@	Toys R US, Inc.	5,677
4,350		Wal-Mart Stores, Inc.	231,419
1,770		Walgreen Co.	63,419
180		Wendy’s Intl., Inc.	6,048
280		Yum! Brands, Inc.	11,385

			834,339

		Savings and Loans: 0.1%
150		Golden West Financial Corp.	16,643
340		Sovereign Bancorp, Inc.	7,419
935		Washington Mutual, Inc.	36,539

			60,601

		Semiconductors: 0.2%
540	@	Altera Corp.	10,568
380		Analog Devices, Inc.	14,736
1,720	@	Applied Materials, Inc.	28,363
6,610		Intel Corp.	132,597
200	@	KLA-Tencor Corp.	8,296
310		Linear Technology Corp.	11,234
330		Maxim Integrated Products, Inc.	13,956
380	@	National Semiconductor Corp.	5,886
690		Texas Instruments, Inc.	14,683

			240,319

		Software: 0.6%
250		Adobe Systems, Inc.	12,368
140		Autodesk, Inc.	6,808
630		Automatic Data Processing, Inc.	26,032
340	@	BMC Software, Inc.	5,375
220	@	Citrix Systems, Inc.	3,854
600		Computer Associates Intl., Inc.	15,780
490	@	Compuware Corp.	2,524
300	@	Electronic Arts, Inc.	13,797
877		First Data Corp.	38,150

PORTFOLIO OF INVESTMENTS
ING GET Series H	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Software: 0.6% (continued)
240	@	Fiserv, Inc.	$8,366
370		IMS Health, Inc.	8,850
190	@	Intuit, Inc.	8,626
30	@	Mercury Interactive Corp.	1,046
10,970		Microsoft Corp.	303,321
630	@	Novell, Inc.	3,975
9,000	@	Oracle Corp.	101,520
290	@	PeopleSoft, Inc.	5,757
760	@	Siebel Systems, Inc.	5,730
410	@	Veritas Software Corp.	7,298

			579,177

		Telecommunications: 0.6%
580		Alltel Corp.	31,848
350		AT&T Corp.	5,012
410	@	Avaya, Inc.	5,715
2,040		BellSouth Corp.	55,325
200		CenturyTel, Inc.	6,848
6,990	@	Cisco Systems, Inc.	126,519
200		Citizens Communications Co.	2,678
270	@	Comverse Technology, Inc.	5,084
1,410	@	Corning, Inc.	15,623
4,220	@	Lucent Technologies, Inc.	13,377
3,210		Motorola, Inc.	57,908
1,280	@	Nextel Communications, Inc.	30,515
1,600		Qualcomm, Inc.	62,464
3,660		SBC Communications, Inc.	94,977
230		Scientific-Atlanta, Inc.	5,962
640		Sprint Corp.	12,883
390	@	Tellabs, Inc.	3,584
3,070		Verizon Communications, Inc.	120,897

			657,219

		Textiles: 0.0%
160		Cintas Corp.	6,726

			6,726

		Toys/Games/Hobbies: 0.0%
200		Hasbro, Inc.	3,760
420		Mattel, Inc.	7,615

			11,375

		Transportation: 0.2%
360		Burlington Northern Santa Fe Corp.	13,792
220		CSX Corp.	7,304
510		FedEx Corp.	43,702
550		Norfolk Southern Corp.	16,357
60		Ryder System, Inc.	2,822
100		Union Pacific Corp.	5,860
1,160		United Parcel Service, Inc.	88,067

			177,904

		Total Common Stock
		(Cost $10,060,697)	10,920,289

PORTFOLIO OF INVESTMENTS
ING GET Series H	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 86.0%
		Federal Home Loan Bank: 9.5%
$10,000,000		1.930%, due 12/14/04		$9,959,960

				9,959,960

		Federal Home Loan Mortgage Corporation: 28.5%
30,080,000		1.860%, due 01/15/05		29,914,920

				29,914,920

		Federal National Mortgage Association: 22.5%
13,022,000		1.960%, due 01/15/05 STRIP		12,946,577
5,005,000		1.970%, due 02/07/05 STRIP		4,969,565
5,588,000		2.030%, due 02/15/05 STRIP		5,545,799

				23,461,941

		Other: 25.5%
5,311,000		Fico STRIP, 1.930%, due 02/08/05		5,273,950
11,372,000		Resolution Funding Corp., 1.730%, due 01/15/05		11,313,935
10,291,000		Tennessee Valley Authority, 2.490%, due 10/15/05		10,027,396

				26,615,281

		Total U.S. Government Agency Obligations
		(Cost $89,131,579)		89,952,102

U.S. TREASURY OBLIGATIONS: 3.4%
		U.S. Treasury STRIP: 3.4%
3,533,000		2.240%, due 02/15/05		3,510,527

		Total U.S. Treasury Obligations
		(Cost $3,517,589)		3,510,527

		Total Long-Term Investments
		(Cost $102,709,865)		104,382,918

SHORT-TERM INVESTMENTS: 0.2%
		Repurchase Agreement: 0.2%
162,000		Morgan Stanley Repurchase Agreement dated 09/30/04, 1.851% due 10/01/04, $162,008 to be received upon repurchase (Collateralized by $160,000 Federal Home Loan Bank, 5.375%, Market Value plus accrued interest $170,075, due 05/15/06).		162,000

		Total Short-Term Investments
		(Cost $162,000)		162,000

		Total Investments In Securities
		(Cost $102,871,865)*	100.1%	$104,544,918
		Other Assets and Liabilities—Net	(0.1)	(96,617)

		Net Assets	100.0%	$104,448,301

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities.

	*	Cost for federal income tax purposes is $103,807,365
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,141,554
		Gross Unrealized Depreciation		(404,001)

		Net Unrealized Appreciation		$737,553

PORTFOLIO OF INVESTMENTS
ING GET Series I	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 6.3%
		Advertising: 0.0%
170	@	Interpublic Group of Cos., Inc.	$1,800
70		Omnicom Group, Inc.	5,115

			6,915

		Aerospace/Defense: 0.1%
540		Boeing Co.	27,875
130		General Dynamics Corp.	13,273
40		Goodrich Corp.	1,254
170		Lockheed Martin Corp.	9,483
140		Northrop Grumman Corp.	7,466
160		Raytheon Co.	6,077
70		Rockwell Collins, Inc.	2,600
200		United Technologies Corp.	18,676

			86,704

		Agriculture: 0.1%
760		Altria Group, Inc.	35,751
110		Monsanto Co.	4,006
60		Reynolds American, Inc.	4,082
60		UST, Inc.	2,416

			46,255

		Airlines: 0.0%
110		Southwest Airlines Co.	1,498

			1,498

		Apparel: 0.0%
100	@	Coach, Inc.	4,242
70		Jones Apparel Group, Inc.	2,506
60		Liz Claiborne, Inc.	2,263
170		Nike, Inc.	13,395
30		Reebok Intl. Ltd.	1,102
70		VF Corp.	3,462

			26,970

		Auto Manufacturers: 0.0%
1,180		Ford Motor Co.	16,579
90		General Motors Corp.	3,823
85		PACCAR, Inc.	5,875

			26,277

		Auto Parts and Equipment: 0.0%
60		Dana Corp.	1,061
120	@	Goodyear Tire & Rubber Co.	1,289
70		Johnson Controls, Inc.	3,977

			6,327

		Banks: 0.4%
140		AmSouth Bancorp	3,416
1,534		Bank of America Corp.	66,467
210		BB&T Corp.	8,335
90		Comerica, Inc.	5,342
50		First Horizon National Corp.	2,168
110		Huntington Bancshares, Inc.	2,740
210		Keycorp	6,636
40		M & T Bank Corp.	3,828
100		Marshall & Ilsley Corp.	4,030
150		Mellon Financial Corp.	4,154
340		National City Corp.	13,131
50		North Fork Bancorporation, Inc.	2,223
80		Northern Trust Corp.	3,264

PORTFOLIO OF INVESTMENTS
ING GET Series I	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Banks: 0.4% (continued)
100		PNC Financial Services Group, Inc.	$5,410
173		Regions Financial Corp.	5,719
130		SouthTrust Corp.	5,416
130		State Street Corp.	5,552
100		SunTrust Banks, Inc.	7,041
120		Synovus Financial Corp.	3,138
280		The Bank of New York Co., Inc.	8,168
940		U.S. Bancorp	27,166
660		Wachovia Corp.	30,987
640		Wells Fargo & Co.	38,162
40		Zions Bancorporation	2,442

			264,935

		Beverages: 0.1%
20		Adolph Coors Co.	1,358
310		Anheuser-Busch Cos., Inc.	15,485
40		Brown-Forman Corp.	1,832
900		Coca-Cola Co.	36,044
180		Coca-Cola Enterprises, Inc.	3,402
100		Pepsi Bottling Group, Inc.	2,715
650		PepsiCo, Inc.	31,623

			92,459

		Biotechnology: 0.0%
191	@	Amgen, Inc.	10,826
130	@	Biogen IDEC, Inc.	7,952
90	@	Chiron Corp.	3,978
30	@	Genzyme Corp.	1,632
20	@	Millipore Corp.	957

			25,345

		Building Materials: 0.0%
90	@	American Standard Cos., Inc.	3,502
280		Masco Corp.	9,668
50		Vulcan Materials Co.	2,548

			15,718

		Chemicals: 0.1%
80		Air Products & Chemicals, Inc.	4,350
30		Ashland, Inc.	1,682
360		Dow Chemical Co.	16,264
380		E.I. du Pont de Nemours & Co.	16,264
30		Eastman Chemical Co.	1,427
100		Ecolab, Inc.	3,144
70		Engelhard Corp.	1,985
30		International Flavors & Fragrances, Inc.	1,146
100		PPG Industries, Inc.	6,128
120		Praxair, Inc.	5,129
100		Rohm & Haas Co.	4,297
80		Sherwin-Williams Co.	3,517
30		Sigma-Aldrich Corp.	1,740

			67,073

		Commercial Services: 0.1%
70	@	Apollo Group, Inc.	5,136
520		Cendant Corp.	11,231
30		Deluxe Corp.	1,231
70		Equifax, Inc.	1,845
120		H&R Block, Inc.	5,930
110		McKesson Corp.	2,822

PORTFOLIO OF INVESTMENTS
ING GET Series I	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.1% (continued)
50		Moody’s Corp.	$3,663
140		Paychex, Inc.	4,221
60		Robert Half Intl., Inc.	1,546
80		R.R. Donnelley & Sons Co.	2,506

			40,131

		Computers: 0.3%
50	@	Affiliated Computer Services, Inc.	2,784
200	@	Apple Computer, Inc.	7,750
70	@	Computer Sciences Corp.	3,297
1,280	@	Dell, Inc.	45,568
80		Electronic Data Systems Corp.	1,551
910	@	EMC Corp.	10,501
160	@	Gateway, Inc.	792
1,169		Hewlett-Packard Co.	21,919
640		International Business Machines Corp.	54,873
60	@	Lexmark Intl., Inc.	5,041
30	@	NCR Corp.	1,488
130	@	Network Appliance, Inc.	2,990
1,220	@	Sun Microsystems, Inc.	4,929
120	@	Sungard Data Systems, Inc.	2,852
130	@	Unisys Corp.	1,342

			167,677

		Cosmetics/Personal Care: 0.2%
45		Alberto-Culver Co.	1,957
170		Avon Products, Inc.	7,426
210		Colgate-Palmolive Co.	9,488
510		Gillette Co.	21,287
260		Kimberly-Clark Corp.	16,793
1,630		Procter & Gamble Co.	88,215

			145,166

		Distribution/Wholesale: 0.0%
60		Genuine Parts Co.	2,303
50		W.W. Grainger, Inc.	2,882

			5,185

		Diversified Financial Services: 0.6%
490		American Express Co.	25,215
40		Bear Stearns Cos., Inc.	3,847
90		Capital One Financial Corp.	6,651
1,949		Citigroup, Inc.	85,990
350		Countrywide Financial Corp.	13,787
140	@	E*TRADE Financial Corp.	1,599
360		Fannie Mae	22,824
40		Federated Investors, Inc.	1,138
40		Franklin Resources, Inc.	2,230
180		Goldman Sachs Group, Inc.	16,783
1,337		J.P. Morgan Chase & Co.	53,119
40		Janus Capital Group, Inc.	544
110		Lehman Brothers Holdings, Inc.	8,769
475		MBNA Corp.	11,970
360		Merrill Lynch & Co., Inc.	17,899
420		Morgan Stanley	20,706
150	@	Providian Financial Corp.	2,331
180		SLM Corp.	8,028
20		T. Rowe Price Group, Inc.	1,019

			304,449

PORTFOLIO OF INVESTMENTS
ING GET Series I	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Electric: 0.2%
380	@	AES Corp.	$3,796
30		Ameren Corp.	1,385
160		American Electric Power Co., Inc.	5,114
180		CenterPoint Energy, Inc.	1,865
30		Cinergy Corp.	1,188
100		Consolidated Edison, Inc.	4,204
70		Constellation Energy Group, Inc.	2,789
120		Dominion Resources, Inc.	7,830
60		DTE Energy Co.	2,531
450		Duke Energy Corp.	10,300
130		Edison Intl.	3,446
30		Entergy Corp.	1,818
260		Exelon Corp.	9,539
120		FirstEnergy Corp.	4,930
70		FPL Group, Inc.	4,782
160	@	PG&E Corp.	4,864
30		Pinnacle West Capital Corp.	1,245
100		PPL Corp.	4,718
90		Progress Energy, Inc.	3,811
280		Southern Co.	8,394
190		TXU Corp.	9,105
140		Xcel Energy, Inc.	2,425

			100,079

		Electrical Components and Equipment: 0.0%
160		Emerson Electric Co.	9,902

			9,902

		Electronics: 0.0%
170	@	Agilent Technologies, Inc.	3,666
80		Applera Corp. – Applied Biosystems Group	1,510
50	@	Fisher Scientific Intl., Inc.	2,917
70	@	Jabil Circuit, Inc.	1,610
50		Parker Hannifin Corp.	2,942
60		PerkinElmer, Inc.	1,033
170	@	Sanmina-SCI Corp.	1,199
290	@	Solectron Corp.	1,436
50		Tektronix, Inc.	1,663
70	@	Thermo Electron Corp.	1,891
50	@	Waters Corp.	2,205

			22,072

		Engineering and Construction: 0.0%
30		Fluor Corp.	1,336

			1,336

		Entertainment: 0.0%
120		International Game Technology	4,314

			4,314

		Environmental Control: 0.0%
200		Waste Management, Inc.	5,468

			5,468

		Federal Home Loan Mortgage Corporation: 0.0%
250		Freddie Mac	16,310

			16,310

		Food: 0.1%
130		Albertson’s, Inc.	3,111
233		Archer-Daniels-Midland Co.	3,956
60		Campbell Soup Co.	1,577

PORTFOLIO OF INVESTMENTS
ING GET Series I	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Food: 0.1% (continued)
210		ConAgra Foods, Inc.	$5,399
140		General Mills, Inc.	6,286
100		Hershey Foods Corp.	4,671
130		H.J. Heinz Co.	4,683
140		Kellogg Co.	5,972
110	@	Kroger Co.	1,707
60		McCormick & Co., Inc.	2,060
290		Sara Lee Corp.	6,630
60		SUPERVALU, Inc.	1,653
100		Sysco Corp.	2,992
110		Wm. Wrigley Jr. Co.	6,965

			57,662

		Forest Products and Paper: 0.0%
170		Georgia-Pacific Corp.	6,112
200		International Paper Co.	8,081
60		Louisiana-Pacific Corp.	1,557
70		MeadWestvaco Corp.	2,233
30		Temple-Inland, Inc.	2,015
90		Weyerhaeuser Co.	5,983

			25,981

		Gas: 0.0%
50		KeySpan Corp.	1,960
110		Sempra Energy	3,981

			5,941

		Hand/Machine Tools: 0.0%
40		Black & Decker Corp.	3,097
30		Snap-On, Inc.	827
50		Stanley Works	2,127

			6,051

		Healthcare-Products: 0.3%
20		Bausch & Lomb, Inc.	1,329
90		Baxter Intl., Inc.	2,894
130		Becton Dickinson & Co.	6,721
90		Biomet, Inc.	4,219
310	@	Boston Scientific Corp.	12,316
60		CR Bard, Inc.	3,398
50		Guidant Corp.	3,302
1,500		Johnson & Johnson	84,496
460		Medtronic, Inc.	23,874
70	@	St. Jude Medical, Inc.	5,269
60		Stryker Corp.	2,885
130	@	Zimmer Holdings, Inc.	10,275

			160,978

		Healthcare-Services: 0.1%
70	@	Anthem, Inc.	6,108
70		HCA, Inc.	2,671
80	@	Humana, Inc.	1,598
40		Manor Care, Inc.	1,198
20		Quest Diagnostics, Inc.	1,764
420		UnitedHealth Group, Inc.	30,971
100	@	WellPoint Health Networks, Inc.	10,509

			54,819

		Home Builders: 0.0%
50		Centex Corp.	2,523
20		KB Home	1,690

			4,213

PORTFOLIO OF INVESTMENTS
ING GET Series I	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Home Furnishings: 0.0%
80		Leggett & Platt, Inc.	$2,248
20		Whirlpool Corp.	1,202

			3,450

		Household Products/Wares: 0.0%
40		Avery Dennison Corp.	2,631
110		Clorox Co.	5,864
60		Fortune Brands, Inc.	4,445

			12,940

		Housewares: 0.0%
110		Newell Rubbermaid, Inc.	2,204

			2,204

		Insurance: 0.4%
180	@@	ACE Ltd.	7,211
200		Aflac, Inc.	7,842
440		Allstate Corp.	21,116
40		AMBAC Financial Group, Inc.	3,198
980		American Intl. Group, Inc.	66,629
110		AON Corp.	3,161
130		Chubb Corp.	9,136
90		Cigna Corp.	6,267
63		Cincinnati Financial Corp.	2,597
110		Hartford Financial Services Group, Inc.	6,812
50		Jefferson-Pilot Corp.	2,483
90		Lincoln National Corp.	4,230
90		Loews Corp.	5,265
190		Marsh & McLennan Cos., Inc.	8,694
60		MBIA, Inc.	3,493
470		MetLife, Inc.	18,166
50		MGIC Investment Corp.	3,328
50		Principal Financial Group, Inc.	1,799
80		Progressive Corp.	6,780
320		Prudential Financial, Inc.	15,053
80		Safeco Corp.	3,652
250		St. Paul Travelers Cos., Inc.	8,265
40		Torchmark Corp.	2,127
120		UnumProvident Corp.	1,883
70	@@	XL Capital Ltd.	5,179

			224,366

		Internet: 0.1%
240	@	eBay, Inc.	22,066
190	@	Symantec Corp.	10,427
490	@	Yahoo!, Inc.	16,616

			49,109

		Iron/Steel: 0.0%
30		Nucor Corp.	2,741
50		United States Steel Corp.	1,881

			4,622

		Leisure Time: 0.0%
50		Brunswick Corp.	2,288
240		Carnival Corp.	11,350
110		Harley-Davidson, Inc.	6,538
50		Sabre Holdings Corp. – Class A	1,227

			21,403

PORTFOLIO OF INVESTMENTS
ING GET Series I	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Lodging: 0.0%
40		Harrah’s Entertainment, Inc.	$2,119
140		Hilton Hotels Corp.	2,638
90		Marriott Intl., Inc.	4,677
70		Starwood Hotels & Resorts Worldwide, Inc.	3,249

			12,683

		Machinery-Construction and Mining: 0.0%
50		Caterpillar, Inc.	4,023

			4,023

		Machinery-Diversified: 0.0%
20		Cummins, Inc.	1,478
100		Deere & Co.	6,455
70		Rockwell Automation, Inc.	2,709

			10,642

		Media: 0.2%
90		Clear Channel Communications, Inc.	2,805
830	@	Comcast Corp.	23,439
30		Dow Jones & Co., Inc.	1,218
100		Gannett Co., Inc.	8,376
10		Knight-Ridder, Inc.	655
100		McGraw-Hill Cos., Inc.	7,969
20		Meredith Corp.	1,028
60		New York Times Co.	2,346
1,690	@	Time Warner, Inc.	27,276
130		Tribune Co.	5,350
50	@	Univision Communications, Inc.	1,581
650		Viacom, Inc.	21,814
780		Walt Disney Co.	17,589

			121,446

		Mining: 0.0%
150		Alcoa, Inc.	5,039
60		Phelps Dodge Corp.	5,521

			10,560

		Miscellaneous Manufacturing: 0.4%
290		3M Co.	23,191
40		Cooper Industries Ltd.	2,360
120		Danaher Corp.	6,154
80		Dover Corp.	3,110
100		Eastman Kodak Co.	3,222
50		Eaton Corp.	3,171
3,950		General Electric Co.	132,640
320		Honeywell Intl., Inc.	11,475
120		Illinois Tool Works, Inc.	11,180
60	@@	Ingersoll-Rand Co.	4,078
30		ITT Industries, Inc.	2,400
50		Pall Corp.	1,224
50		Textron, Inc.	3,214
750	@@	Tyco Intl. Ltd.	22,995

			230,414

		Office/Business Equipment: 0.0%
80		Pitney Bowes, Inc.	3,528
290	@	Xerox Corp.	4,083

			7,611

		Oil and Gas: 0.6%
30		Amerada Hess Corp.	2,670
90		Anadarko Petroleum Corp.	5,972

PORTFOLIO OF INVESTMENTS
ING GET Series I	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 0.6% (continued)
118		Apache Corp.	$5,913
240		Burlington Resources, Inc.	9,792
1,350		ChevronTexaco Corp.	72,413
260		ConocoPhillips	21,541
150		Devon Energy Corp.	10,652
40		EOG Resources, Inc.	2,634
2,440		Exxon Mobil Corp.	117,924
60		Kerr-McGee Corp.	3,435
170		Marathon Oil Corp.	7,018
20	@, @@	Nabors Industries Ltd.	947
50	@	Noble Corp.	2,248
150		Occidental Petroleum Corp.	8,390
50		Sunoco, Inc.	3,699
130		Unocal Corp.	5,590
80		Valero Energy Corp.	6,417

			287,255

		Oil and Gas Services: 0.0%
120		Baker Hughes, Inc.	5,246
60		BJ Services Co.	3,145
220		Schlumberger Ltd.	14,808

			23,199

		Packaging and Containers: 0.0%
60		Ball Corp.	2,245
60		Bemis Co.	1,595
50	@	Pactiv Corp.	1,163
30	@	Sealed Air Corp.	1,391

			6,394

		Pharmaceuticals: 0.4%
580		Abbott Laboratories	24,569
50		Allergan, Inc.	3,628
40		AmerisourceBergen Corp.	2,148
720		Bristol-Myers Squibb Co.	17,042
70		Cardinal Health, Inc.	3,064
230	@	Caremark Rx, Inc.	7,376
430		Eli Lilly & Co.	25,822
30	@	Express Scripts, Inc.	1,960
130	@	Forest Laboratories, Inc.	5,847
160	@	Gilead Sciences, Inc.	5,981
60	@	Hospira, Inc.	1,836
110	@	King Pharmaceuticals, Inc.	1,313
102	@	Medco Health Solutions, Inc.	3,152
830		Merck & Co., Inc.	27,390
2,836		Pfizer, Inc.	86,781
210		Schering-Plough Corp.	4,003
490		Wyeth	18,326

			240,238

		Pipelines: 0.0%
20		Kinder Morgan, Inc.	1,256
190		Williams Cos., Inc.	2,299

			3,555

		Real Estate Investment Trusts: 0.0%
60		Equity Office Properties Trust	1,635
40		Equity Residential	1,240
60		Plum Creek Timber Co., Inc.	2,102

PORTFOLIO OF INVESTMENTS
ING GET Series I	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Real Estate Investment Trusts: 0.0% (continued)
70		ProLogis	$2,467
80		Simon Property Group, Inc.	4,290

			11,734

		Retail: 0.6%
120	@	Bed Bath & Beyond, Inc.	4,453
120		Best Buy Co., Inc.	6,509
140		Circuit City Stores, Inc.	2,148
290		Costco Wholesale Corp.	12,052
150		CVS Corp.	6,320
70		Darden Restaurants, Inc.	1,632
50		Dillard’s, Inc.	987
130		Dollar General Corp.	2,620
90		Federated Department Stores, Inc.	4,089
590		Gap, Inc.	11,033
1,120		Home Depot, Inc.	43,903
180		J.C. Penney Co., Inc. Holding Co.	6,350
50	@	Kohl’s Corp.	2,410
240		Limited Brands, Inc.	5,350
300		Lowe’s Cos., Inc.	16,305
110		May Department Stores Co.	2,819
630		McDonald’s Corp.	17,659
90		Nordstrom, Inc.	3,442
120	@	Office Depot, Inc.	1,804
50		RadioShack Corp.	1,432
320		Staples, Inc.	9,542
150	@	Starbucks Corp.	6,819
340		Target Corp.	15,385
180		TJX Cos., Inc.	3,967
80	@	Toys R US, Inc.	1,419
1,590		Wal-Mart Stores, Inc.	84,587
650		Walgreen Co.	23,290
80		Wendy’s Intl., Inc.	2,688
110		Yum! Brands, Inc.	4,473

			305,487

		Savings and Loans: 0.0%
60		Golden West Financial Corp.	6,657
120		Sovereign Bancorp, Inc.	2,618
320		Washington Mutual, Inc.	12,506

			21,781

		Semiconductors: 0.1%
180	@	Altera Corp.	3,523
140		Analog Devices, Inc.	5,429
640	@	Applied Materials, Inc.	10,553
2,400		Intel Corp.	48,143
70	@	KLA-Tencor Corp.	2,904
120		Linear Technology Corp.	4,349
130		Maxim Integrated Products, Inc.	5,498
140	@	National Semiconductor Corp.	2,169
40	@	Qlogic Corp.	1,184
260		Texas Instruments, Inc.	5,533

			89,285

		Software: 0.3%
90		Adobe Systems, Inc.	4,452
60		Autodesk, Inc.	2,918
210		Automatic Data Processing, Inc.	8,677

PORTFOLIO OF INVESTMENTS
ING GET Series I	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Software: 0.3% (continued)
104	@	BMC Software, Inc.	$1,644
80	@	Citrix Systems, Inc.	1,402
220		Computer Associates Intl., Inc.	5,786
200	@	Compuware Corp.	1,030
110	@	Electronic Arts, Inc.	5,059
315		First Data Corp.	13,702
75	@	Fiserv, Inc.	2,615
140		IMS Health, Inc.	3,349
70	@	Intuit, Inc.	3,178
10	@	Mercury Interactive Corp.	349
4,070		Microsoft Corp.	112,535
150	@	Novell, Inc.	947
3,320	@	Oracle Corp.	37,449
140	@	PeopleSoft, Inc.	2,779
180	@	Siebel Systems, Inc.	1,357
160	@	Veritas Software Corp.	2,848

			212,076

		Telecommunications: 0.4%
220		Alltel Corp.	12,080
132		AT&T Corp.	1,890
170	@	Avaya, Inc.	2,370
750		BellSouth Corp.	20,340
60		CenturyTel, Inc.	2,054
2,510	@	Cisco Systems, Inc.	45,431
90		Citizens Communications Co.	1,205
80	@	Comverse Technology, Inc.	1,506
510	@	Corning, Inc.	5,651
1,560	@	Lucent Technologies, Inc.	4,945
1,190		Motorola, Inc.	21,468
420	@	Nextel Communications, Inc.	10,013
600		Qualcomm, Inc.	23,424
1,350		SBC Communications, Inc.	35,033
80		Scientific-Atlanta, Inc.	2,074
230		Sprint Corp.	4,630
170	@	Tellabs, Inc.	1,562
1,140		Verizon Communications, Inc.	44,893

			240,569

		Textiles: 0.0%
60		Cintas Corp.	2,522

			2,522

		Toys/Games/Hobbies: 0.0%
100		Hasbro, Inc.	1,880
160		Mattel, Inc.	2,901

			4,781

		Transportation: 0.1%
130		Burlington Northern Santa Fe Corp.	4,980
80		CSX Corp.	2,656
190		FedEx Corp.	16,281
200		Norfolk Southern Corp.	5,948
30		Ryder System, Inc.	1,411
40		Union Pacific Corp.	2,344
420		United Parcel Service, Inc.	31,887

			65,507

		Total Common Stock
		(Cost $3,732,925)	4,034,066

PORTFOLIO OF INVESTMENTS
ING GET Series I	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 50.3%
		Federal Home Loan Mortgage Corporation: 15.5%
$10,000,000		2.180%, due 05/31/05		$9,855,050

				9,855,050

		Federal National Mortgage Association: 23.2%
15,000,000		2.300%, due 06/14/05		14,757,375

				14,757,375

		Other: 11.6%
1,164,000		FICO STRIP, 2.020%, due 04/06/05		1,151,826
5,197,000		FICO STRIP, 2.120%, due 06/06/05		5,121,919
1,100,000		Tennessee Valley Authority, 2.120%, due 04/15/05		1,087,360

				7,361,105

		Total U.S. Government Agency Obligations
		(Cost $31,370,598)		31,973,530

U.S. TREASURY OBLIGATIONS: 6.5%
		U.S. Treasury STRIP: 6.5%
4,247,000		2.910%, due 08/15/05		4,170,316

		Total U.S. Treasury Obligations
		(Cost $4,173,978)		4,170,316

OTHER BONDS: 36.4%
		Sovereign: 36.4%
3,510,000		Israel Government Aid Bond, 1.980%, due 05/15/05		3,466,806
20,000,000		Israel Trust, 2.240%, due 05/15/05		19,721,060

		Total Other Bonds
		(Cost $22,930,875)		23,187,866

		Total Long-Term Investments
		(Cost $62,208,376)		63,365,778

SHORT-TERM INVESTMENTS: 0.6%
		Repurchase Agreement: 0.6%
404,000		Morgan Stanley Repurchase Agreement dated 09/30/04, 1.850% due 10/01/04, $404,021 to be received upon repurchase (Collateralized by $390,000 Federal Home Loan Bank, 5.375%, Market Value plus accrued interest $414,557, due 05/15/06).		404,000

		Total Short-Term Investments
		(Cost $404,000)		404,000

		Total Investments In Securities
		(Cost $62,612,376)*	100.1%	$63,769,778
		Other Assets and Liabilities—Net	(0.1)	(90,968)

		Net Assets	100.0%	$63,678,810

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities

	*	Cost for federal income tax purposes is $62,953,213
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$933,559
		Gross Unrealized Depreciation		(116,994)

		Net Unrealized Appreciation		$816,565

PORTFOLIO OF INVESTMENTS
ING GET Series J	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 4.6%
		Advertising: 0.0%
70	@	Interpublic Group of Cos., Inc.	$741
45		Omnicom Group, Inc.	3,288

			4,029

		Aerospace/Defense: 0.1%
306		Boeing Co.	15,795
75		General Dynamics Corp.	7,658
30		Goodrich Corp.	941
101		Lockheed Martin Corp.	5,634
80		Northrop Grumman Corp.	4,266
90		Raytheon Co.	3,418
33		Rockwell Collins, Inc.	1,226
111		United Technologies Corp.	10,365

			49,303

		Agriculture: 0.1%
445		Altria Group, Inc.	20,933
59		Monsanto Co.	2,149
30		Reynolds American, Inc.	2,041
40		UST, Inc.	1,610

			26,733

		Airlines: 0.0%
60		Southwest Airlines Co.	817

			817

		Apparel: 0.0%
50	@	Coach, Inc.	2,121
25		Jones Apparel Group, Inc.	895
20		Liz Claiborne, Inc.	754
100		Nike, Inc.	7,880
15		Reebok Intl. Ltd.	551
30		VF Corp.	1,484

			13,685

		Auto Manufacturers: 0.0%
684		Ford Motor Co.	9,610
50		General Motors Corp.	2,124
60		PACCAR, Inc.	4,147

			15,881

		Auto Parts and Equipment: 0.0%
40		Dana Corp.	708
70	@	Goodyear Tire & Rubber Co.	752
44		Johnson Controls, Inc.	2,499

			3,959

		Banks: 0.3%
75		AmSouth Bancorp	1,830
868		Bank of America Corp.	37,609
120		BB&T Corp.	4,763
50		Comerica, Inc.	2,968
30		First Horizon National Corp.	1,301
51		Huntington Bancshares, Inc.	1,270
120		Keycorp	3,792
30		M & T Bank Corp.	2,871
55		Marshall & Ilsley Corp.	2,217
97		Mellon Financial Corp.	2,686
196		National City Corp.	7,570
30		North Fork Bancorporation, Inc.	1,334
50		Northern Trust Corp.	2,040

PORTFOLIO OF INVESTMENTS
ING GET Series J	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Banks: 0.3% (continued)
60		PNC Financial Services Group, Inc.	$3,246
100		Regions Financial Corp.	3,306
75		SouthTrust Corp.	3,125
75		State Street Corp.	3,203
60		SunTrust Banks, Inc.	4,225
70		Synovus Financial Corp.	1,831
170		The Bank of New York Co., Inc.	4,959
537		U.S. Bancorp	15,519
380		Wachovia Corp.	17,840
370		Wells Fargo & Co.	22,062
17		Zions Bancorporation	1,038

			152,605

		Beverages: 0.1%
10		Adolph Coors Co.	679
177		Anheuser-Busch Cos., Inc.	8,841
30		Brown-Forman Corp.	1,374
521		Coca-Cola Co.	20,867
108		Coca-Cola Enterprises, Inc.	2,041
81		Pepsi Bottling Group, Inc.	2,199
375		PepsiCo, Inc.	18,244

			54,245

		Biotechnology: 0.0%
114	@	Amgen, Inc.	6,461
70	@	Biogen IDEC, Inc.	4,282
36	@	Chiron Corp.	1,591
20	@	Genzyme Corp.	1,088
10	@	Millipore Corp.	479

			13,901

		Building Materials: 0.0%
65	@	American Standard Cos., Inc.	2,529
162		Masco Corp.	5,594
25		Vulcan Materials Co.	1,274

			9,397

		Chemicals: 0.1%
50		Air Products & Chemicals, Inc.	2,719
10		Ashland, Inc.	561
199		Dow Chemical Co.	8,991
220		E.I. du Pont de Nemours & Co.	9,415
20		Eastman Chemical Co.	951
60		Ecolab, Inc.	1,886
39		Engelhard Corp.	1,106
20		International Flavors & Fragrances, Inc.	764
62		PPG Industries, Inc.	3,799
66		Praxair, Inc.	2,821
45		Rohm & Haas Co.	1,934
35		Sherwin-Williams Co.	1,539
15		Sigma-Aldrich Corp.	870

			37,356

		Commercial Services: 0.0%
42	@	Apollo Group, Inc.	3,082
300		Cendant Corp.	6,479
5		Deluxe Corp.	205
50		Equifax, Inc.	1,318
63		H&R Block, Inc.	3,113
60		McKesson Corp.	1,539

PORTFOLIO OF INVESTMENTS
ING GET Series J	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.0% (continued)
30		Moody’s Corp.	$2,198
104		Paychex, Inc.	3,136
40		Robert Half Intl., Inc.	1,031
40		R.R. Donnelley & Sons Co.	1,253

			23,354

		Computers: 0.2%
30	@	Affiliated Computer Services, Inc.	1,670
110	@	Apple Computer, Inc.	4,263
40	@	Computer Sciences Corp.	1,884
734	@	Dell, Inc.	26,130
40		Electronic Data Systems Corp.	776
531	@	EMC Corp.	6,128
70	@	Gateway, Inc.	347
671		Hewlett-Packard Co.	12,581
357		International Business Machines Corp.	30,608
25	@	Lexmark Intl., Inc.	2,100
20	@	NCR Corp.	992
98	@	Network Appliance, Inc.	2,254
700	@	Sun Microsystems, Inc.	2,828
70	@	Sungard Data Systems, Inc.	1,664
80	@	Unisys Corp.	826

			95,051

		Cosmetics/Personal Care: 0.2%
19		Alberto-Culver Co.	826
100		Avon Products, Inc.	4,368
116		Colgate-Palmolive Co.	5,241
293		Gillette Co.	12,230
145		Kimberly-Clark Corp.	9,366
944		Procter & Gamble Co.	51,089

			83,120

		Distribution/Wholesale: 0.0%
30		Genuine Parts Co.	1,151
30		W.W. Grainger, Inc.	1,730

			2,881

		Diversified Financial Services: 0.4%
267		American Express Co.	13,740
20		Bear Stearns Cos., Inc.	1,923
51		Capital One Financial Corp.	3,769
1,116		Citigroup, Inc.	49,238
196		Countrywide Financial Corp.	7,720
80	@	E*Trade Financial Corp.	914
208		Fannie Mae	13,187
20		Federated Investors, Inc.	569
27		Franklin Resources, Inc.	1,506
102		Goldman Sachs Group, Inc.	9,510
20		Janus Capital Group, Inc.	272
762		JP Morgan Chase & Co.	30,274
58		Lehman Brothers Holdings, Inc.	4,624
270		MBNA Corp.	6,804
202		Merrill Lynch & Co., Inc.	10,043
241		Morgan Stanley	11,881
100	@	Providian Financial Corp.	1,554
93		SLM Corp.	4,148
24		T. Rowe Price Group, Inc.	1,223

			172,899

PORTFOLIO OF INVESTMENTS
ING GET Series J	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Electric: 0.1%
219	@	AES Corp.	$2,188
20		Ameren Corp.	923
84		American Electric Power Co., Inc.	2,685
60		CenterPoint Energy, Inc.	622
20		Cinergy Corp.	792
30	@	CMS Energy Corp.	286
50		Consolidated Edison, Inc.	2,102
35		Constellation Energy Group, Inc.	1,394
70		Dominion Resources, Inc.	4,568
40		DTE Energy Co.	1,688
257		Duke Energy Corp.	5,882
77		Edison Intl.	2,041
25		Entergy Corp.	1,515
144		Exelon Corp.	5,283
70		FirstEnergy Corp.	2,876
42		FPL Group, Inc.	2,869
90	@	PG&E Corp.	2,736
20		Pinnacle West Capital Corp.	830
57		PPL Corp.	2,689
56		Progress Energy, Inc.	2,371
170		Southern Co.	5,097
120		TXU Corp.	5,750
94		Xcel Energy, Inc.	1,628

			58,815

		Electrical Components and Equipment: 0.0%
90		Emerson Electric Co.	5,570

			5,570

		Electronics: 0.0%
100	@	Agilent Technologies, Inc.	2,157
50		Applera Corp. – Applied Biosystems Group	944
30	@	Fisher Scientific Intl., Inc.	1,750
33	@	Jabil Circuit, Inc.	759
40		Parker Hannifin Corp.	2,353
40		PerkinElmer, Inc.	689
180	@	Sanmina-SCI Corp.	1,269
190	@	Solectron Corp.	941
10		Tektronix, Inc.	333
50	@	Thermo Electron Corp.	1,351
30	@	Waters Corp.	1,323

			13,869

		Engineering and Construction: 0.0%
20		Fluor Corp.	890

			890

		Entertainment: 0.0%
84		International Game Technology	3,020

			3,020

		Environmental Control: 0.0%
128		Waste Management, Inc.	3,500

			3,500

		Federal Home Loan Mortgage Corporation: 0.0%
151		Freddie Mac	9,851

			9,851

		Food: 0.1%
80		Albertson’s, Inc.	1,914
132		Archer-Daniels-Midland Co.	2,241

PORTFOLIO OF INVESTMENTS
ING GET Series J	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Food: 0.1% (continued)
30		Campbell Soup Co.	$789
120		ConAgra Foods, Inc.	3,085
80		General Mills, Inc.	3,592
60		Hershey Foods Corp.	2,803
80		H.J. Heinz Co.	2,882
86		Kellogg Co.	3,669
60	@	Kroger Co.	931
30		McCormick & Co., Inc.	1,030
170		Sara Lee Corp.	3,886
60		SUPERVALU, Inc.	1,653
52		Sysco Corp.	1,556
64		Wm. Wrigley Jr. Co.	4,052

			34,083

		Forest Products and Paper: 0.0%
80		Georgia-Pacific Corp.	2,876
115		International Paper Co.	4,647
30		Louisiana-Pacific Corp.	779
40		MeadWestvaco Corp.	1,276
20		Temple-Inland, Inc.	1,343
50		Weyerhaeuser Co.	3,324

			14,245

		Gas: 0.0%
40		KeySpan Corp.	1,568
49		Sempra Energy	1,773

			3,341

		Hand/Machine Tools: 0.0%
28		Black & Decker Corp.	2,168
10		Snap-On, Inc.	276
25		Stanley Works	1,063

			3,507

		Healthcare-Products: 0.2%
15		Bausch & Lomb, Inc.	997
50		Baxter Intl., Inc.	1,608
70		Becton Dickinson & Co.	3,619
60		Biomet, Inc.	2,813
184	@	Boston Scientific Corp.	7,310
32		CR Bard, Inc.	1,812
24		Guidant Corp.	1,585
860		Johnson & Johnson	48,444
270		Medtronic, Inc.	14,013
42	@	St. Jude Medical, Inc.	3,161
36		Stryker Corp.	1,731
73	@	Zimmer Holdings, Inc.	5,770

			92,863

		Healthcare-Services: 0.1%
38	@	Anthem, Inc.	3,316
40		HCA, Inc.	1,526
53	@	Humana, Inc.	1,059
20		Manor Care, Inc.	599
10		Quest Diagnostics, Inc.	882
244		UnitedHealth Group, Inc.	17,992
56	@	WellPoint Health Networks, Inc.	5,885

			31,259

		Home Builders: 0.0%
14		Centex Corp.	706

			706

PORTFOLIO OF INVESTMENTS
ING GET Series J	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Home Furnishings: 0.0%
50		Leggett & Platt, Inc.	$1,405
15		Whirlpool Corp.	901

			2,306

		Household Products/Wares: 0.0%
20		Avery Dennison Corp.	1,316
65		Clorox Co.	3,464
30		Fortune Brands, Inc.	2,223

			7,003

		Housewares: 0.0%
60		Newell Rubbermaid, Inc.	1,202

			1,202

		Insurance: 0.3%
102	@@	ACE Ltd.	4,086
115		Aflac, Inc.	4,509
258		Allstate Corp.	12,381
27		AMBAC Financial Group, Inc.	2,159
560		American Intl. Group, Inc.	38,075
60		AON Corp.	1,724
73		Chubb Corp.	5,130
51		Cigna Corp.	3,551
36		Cincinnati Financial Corp.	1,484
60		Hartford Financial Services Group, Inc.	3,716
30		Jefferson-Pilot Corp.	1,490
40		Lincoln National Corp.	1,880
50		Loews Corp.	2,925
116		Marsh & McLennan Cos., Inc.	5,308
30		MBIA, Inc.	1,746
276		MetLife, Inc.	10,667
30		MGIC Investment Corp.	1,997
24		Principal Financial Group, Inc.	863
49		Progressive Corp.	4,153
190		Prudential Financial, Inc.	8,938
35		Safeco Corp.	1,598
140		St. Paul Travelers Cos., Inc.	4,628
20		Torchmark Corp.	1,064
70		UnumProvident Corp.	1,098
39	@@	XL Capital Ltd.	2,886

			128,056

		Internet: 0.1%
144	@	eBay, Inc.	13,239
112	@	Symantec Corp.	6,147
300	@	Yahoo!, Inc.	10,173

			29,559

		Iron/Steel: 0.0%
20		Nucor Corp.	1,827
30		United States Steel Corp.	1,129

			2,956

		Leisure Time: 0.0%
30		Brunswick Corp.	1,373
130		Carnival Corp.	6,148
62		Harley-Davidson, Inc.	3,685
30		Sabre Holdings Corp. – Class A	736

			11,942

PORTFOLIO OF INVESTMENTS
ING GET Series J	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Lodging: 0.0%
20		Harrah’s Entertainment, Inc.	$1,060
81		Hilton Hotels Corp.	1,526
55		Marriott Intl., Inc.	2,857
40		Starwood Hotels & Resorts Worldwide, Inc.	1,857

			7,300

		Machinery-Construction and Mining: 0.0%
32		Caterpillar, Inc.	2,574

			2,574

		Machinery-Diversified: 0.0%
10		Cummins, Inc.	739
55		Deere & Co.	3,550
40		Rockwell Automation, Inc.	1,548

			5,837

		Media: 0.1%
50		Clear Channel Communications, Inc.	1,559
480	@	Comcast Corp.	13,555
20		Dow Jones & Co., Inc.	812
58		Gannett Co., Inc.	4,858
7		Knight-Ridder, Inc.	458
55		McGraw-Hill Cos., Inc.	4,383
15		Meredith Corp.	771
33		New York Times Co.	1,290
996	@	Time Warner, Inc.	16,076
72		Tribune Co.	2,963
30	@	Univision Communications, Inc.	948
380		Viacom, Inc.	12,753
455		Walt Disney Co.	10,260

			70,686

		Mining: 0.0%
84		Alcoa, Inc.	2,821
25		Phelps Dodge Corp.	2,301

			5,122

		Miscellaneous Manufacturing: 0.3%
172		3M Co.	13,755
17		Cooper Industries Ltd.	1,003
60		Danaher Corp.	3,077
50		Dover Corp.	1,944
62		Eastman Kodak Co.	1,998
30		Eaton Corp.	1,902
2,258		General Electric Co.	75,823
182		Honeywell Intl., Inc.	6,527
70		Illinois Tool Works, Inc.	6,522
33	@@	Ingersoll-Rand Co.	2,243
16		ITT Industries, Inc.	1,280
30		Pall Corp.	734
30		Textron, Inc.	1,928
438	@@	Tyco Intl. Ltd.	13,429

			132,165

		Office/Business Equipment: 0.0%
50		Pitney Bowes, Inc.	2,205
165	@	Xerox Corp.	2,323

			4,528

		Oil and Gas: 0.3%
16		Amerada Hess Corp.	1,424
58		Anadarko Petroleum Corp.	3,849

PORTFOLIO OF INVESTMENTS
ING GET Series J	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 0.3% (continued)
72		Apache Corp.	$3,608
138		Burlington Resources, Inc.	5,630
780		ChevronTexaco Corp.	41,839
145		ConocoPhillips	12,013
85		Devon Energy Corp.	6,036
24		EOG Resources, Inc.	1,580
1,405		Exxon Mobil Corp.	67,903
26		Kerr-McGee Corp.	1,489
97		Marathon Oil Corp.	4,004
13	@, @@	Nabors Industries Ltd.	616
30	@	Noble Corp.	1,349
83		Occidental Petroleum Corp.	4,642
16		Sunoco, Inc.	1,184
73		Unocal Corp.	3,139
50		Valero Energy Corp.	4,011

			164,316

		Oil and Gas Services: 0.0%
70		Baker Hughes, Inc.	3,060
24		BJ Services Co.	1,258
130		Schlumberger Ltd.	8,751

			13,069

		Packaging and Containers: 0.0%
30		Ball Corp.	1,123
30		Bemis Co.	797
50	@	Pactiv Corp.	1,163
25	@	Sealed Air Corp.	1,159

			4,242

		Pharmaceuticals: 0.3%
330		Abbott Laboratories	13,979
30		Allergan, Inc.	2,177
20		AmerisourceBergen Corp.	1,074
410		Bristol-Myers Squibb Co.	9,705
40		Cardinal Health, Inc.	1,751
130	@	Caremark Rx, Inc.	4,169
243		Eli Lilly & Co.	14,592
20	@	Express Scripts, Inc.	1,307
81	@	Forest Laboratories, Inc.	3,643
100	@	Gilead Sciences, Inc.	3,738
30	@	Hospira, Inc.	918
41	@	King Pharmaceuticals, Inc.	490
54	@	Medco Health Solutions, Inc.	1,669
486		Merck & Co., Inc.	16,038
1,635		Pfizer, Inc.	50,030
120		Schering-Plough Corp.	2,287
290		Wyeth	10,846

			138,413

		Pipelines: 0.0%
9		Kinder Morgan, Inc.	565
120		Williams Cos., Inc.	1,452

			2,017

		Real Estate Investment Trusts: 0.0%
30		Equity Office Properties Trust	818
40		Plum Creek Timber Co., Inc.	1,401
40		ProLogis	1,410
45		Simon Property Group, Inc.	2,413

			6,042

PORTFOLIO OF INVESTMENTS
ING GET Series J	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Retail: 0.5%
61	@	Bed Bath & Beyond, Inc.	$2,264
70		Best Buy Co., Inc.	3,797
50		Circuit City Stores, Inc.	767
170		Costco Wholesale Corp.	7,065
80		CVS Corp.	3,370
40		Darden Restaurants, Inc.	933
30		Dillard’s, Inc.	592
78		Dollar General Corp.	1,572
51		Federated Department Stores, Inc.	2,317
341		Gap, Inc.	6,377
646		Home Depot, Inc.	25,323
100		J.C. Penney Co., Inc. Holding Co.	3,528
30	@	Kohl’s Corp.	1,446
140		Limited Brands, Inc.	3,121
172		Lowe’s Cos., Inc.	9,348
60		May Department Stores Co.	1,538
358		McDonald’s Corp.	10,035
40		Nordstrom, Inc.	1,530
94	@	Office Depot, Inc.	1,413
53		RadioShack Corp.	1,518
183		Staples, Inc.	5,457
90	@	Starbucks Corp.	4,091
200		Target Corp.	9,050
106		TJX Cos., Inc.	2,336
35	@	Toys R US, Inc.	621
925		Wal-Mart Stores, Inc.	49,210
370		Walgreen Co.	13,257
39		Wendy’s Intl., Inc.	1,310
61		Yum! Brands, Inc.	2,480

			175,666

		Savings and Loans: 0.0%
30		Golden West Financial Corp.	3,329
70		Sovereign Bancorp, Inc.	1,527
183		Washington Mutual, Inc.	7,152

			12,008

		Semiconductors: 0.1%
107	@	Altera Corp.	2,094
85		Analog Devices, Inc.	3,296
368	@	Applied Materials, Inc.	6,068
1,408		Intel Corp.	28,245
40	@	KLA-Tencor Corp.	1,659
70		Linear Technology Corp.	2,537
71		Maxim Integrated Products, Inc.	3,003
80	@	National Semiconductor Corp.	1,239
150		Texas Instruments, Inc.	3,192

			51,333

		Software: 0.2%
55		Adobe Systems, Inc.	2,721
40		Autodesk, Inc.	1,945
130		Automatic Data Processing, Inc.	5,372
75	@	BMC Software, Inc.	1,186
30	@	Citrix Systems, Inc.	526
127		Computer Associates Intl., Inc.	3,340
92	@	Compuware Corp.	474
70	@	Electronic Arts, Inc.	3,219

PORTFOLIO OF INVESTMENTS
ING GET Series J	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Software: 0.2% (continued)
193		First Data Corp.	$8,396
45	@	Fiserv, Inc.	1,569
60		IMS Health, Inc.	1,435
45	@	Intuit, Inc.	2,043
17	@	Mercury Interactive Corp.	593
2,344		Microsoft Corp.	64,811
100	@	Novell, Inc.	631
1,909	@	Oracle Corp.	21,533
80	@	PeopleSoft, Inc.	1,588
110	@	Siebel Systems, Inc.	829
88	@	Veritas Software Corp.	1,566

			123,777

		Telecommunications: 0.3%
120		Alltel Corp.	6,589
78		AT&T Corp.	1,117
100	@	Avaya, Inc.	1,394
440		BellSouth Corp.	11,933
30		CenturyTel, Inc.	1,027
1,461	@	Cisco Systems, Inc.	26,443
50		Citizens Communications Co.	670
60	@	Comverse Technology, Inc.	1,130
270	@	Corning, Inc.	2,992
900	@	Lucent Technologies, Inc.	2,853
690		Motorola, Inc.	12,448
247	@	Nextel Communications, Inc.	5,888
350		Qualcomm, Inc.	13,664
782		SBC Communications, Inc.	20,293
58		Scientific-Atlanta, Inc.	1,503
130		Sprint Corp.	2,617
130	@	Tellabs, Inc.	1,195
655		Verizon Communications, Inc.	25,794

			139,550

		Textiles: 0.0%
30		Cintas Corp.	1,261

			1,261

		Toys/Games/Hobbies: 0.0%
52		Hasbro, Inc.	978
90		Mattel, Inc.	1,631

			2,609

		Transportation: 0.1%
74		Burlington Northern Santa Fe Corp.	2,835
50		CSX Corp.	1,660
105		FedEx Corp.	8,997
90		Norfolk Southern Corp.	2,677
15		Ryder System, Inc.	706
20		Union Pacific Corp.	1,172
243		United Parcel Service, Inc.	18,448

			36,495

		Total Common Stock
		(Cost $2,186,712)	2,316,769

PORTFOLIO OF INVESTMENTS
ING GET Series J	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 52.6%
		Federal Home Loan Mortgage Corporation: 9.7%
$5,000,000		2.600%, due 03/14/06		$4,815,965

				4,815,965

		Federal National Mortgage Association: 29.7%
15,000,000		2.300%, due 06/14/05		14,757,375

				14,757,375

		Other:
6,799,000		FICO STRIP, 2.370%, due 09/26/05		6,641,481

				6,641,481

		Total U.S. Government Agency Obligations
		(Cost $25,500,046)		26,214,821

U.S. TREASURY OBLIGATIONS: 13.6%
		U.S. Treasury STRIP: 13.6%
6,851,000		2.910%, due 08/15/05		6,727,298

		Total U.S. Treasury Obligations
		(Cost $6,731,135)		6,767,298

OTHER BONDS: 29.2%
		Sovereign: 29.2%
15,000,000		Israel Trust, 2.640%, due 11/15/05		14,561,715

		Total Other Bonds
		(Cost $14,277,297)		14,561,715

		Total Long-Term Investments
		(Cost $48,695,190)		49,820,603

SHORT-TERM INVESTMENTS: 0.2%
		Repurchase Agreement: 0.2%
122,000		Morgan Stanley Repurchase Agreement dated 09/30/04, 1.850% due 10/01/04, $122,006 to be received upon repurchase (Collateralized by $125,000 Federal National Mortgage Association, 0.000%, Market Value plus accrued interest $125,423, due 10/07/04).		122,000

		Total Short-Term Investments
		(Cost $122,000)		122,000

		Total Investments In Securities
		(Cost $48,817,190)*	100.2%	$49,942,603
		Other Assets and Liabilities—Net	(0.2)	(87,030)

		Net Assets	100.0%	$49,855,573

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities

	*	Cost for federal income tax purposes is $48,934,023
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,084,703
		Gross Unrealized Depreciation		(76,123)

		Net Unrealized Appreciation		$1,008,580

PORTFOLIO OF INVESTMENTS
ING GET Series K	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 1.2%
		Advertising: 0.0%
11	@	Interpublic Group of Cos., Inc.	$116
14		Omnicom Group, Inc.	1,023

			1,139

		Aerospace/Defense: 0.0%
98		Boeing Co.	5,059
23		General Dynamics Corp.	2,348
10		Goodrich Corp.	314
31		Lockheed Martin Corp.	1,729
26		Northrop Grumman Corp.	1,387
30		Raytheon Co.	1,139
12		Rockwell Collins, Inc.	446
35		United Technologies Corp.	3,268

			15,690

		Agriculture: 0.0%
138		Altria Group, Inc.	6,492
16		Monsanto Co.	583
10		Reynolds American, Inc.	680
11		UST, Inc.	443

			8,198

		Airlines: 0.0%
20		Southwest Airlines Co.	272

			272

		Apparel: 0.0%
17	@	Coach, Inc.	721
8		Jones Apparel Group, Inc.	286
10		Liz Claiborne, Inc.	377
30		Nike, Inc.	2,365
5		Reebok Intl. Ltd.	184
12		VF Corp.	593

			4,526

		Auto Manufacturers: 0.0%
213		Ford Motor Co.	2,992
16		General Motors Corp.	680
16		PACCAR, Inc.	1,106

			4,778

		Auto Parts and Equipment: 0.0%
12		Dana Corp.	212
15		Delphi Corp.	139
16	@	Goodyear Tire & Rubber Co.	172
12		Johnson Controls, Inc.	682

			1,205

		Banks: 0.1%
25		AmSouth Bancorp	610
274		Bank of America Corp.	11,871
38		BB&T Corp.	1,508
16		Comerica, Inc.	950
10		First Horizon National Corp.	434
14		Huntington Bancshares, Inc.	349
37		Keycorp	1,169
8		M & T Bank Corp.	766
15		Marshall & Ilsley Corp.	605
27		Mellon Financial Corp.	748
61		National City Corp.	2,356
5		North Fork Bancorporation, Inc.	222

PORTFOLIO OF INVESTMENTS
ING GET Series K	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Banks: 0.1% (continued)
15		Northern Trust Corp.	$612
19		PNC Financial Services Group, Inc.	1,028
31		Regions Financial Corp.	1,025
24		SouthTrust Corp.	1,000
24		State Street Corp.	1,025
19		SunTrust Banks, Inc.	1,338
22		Synovus Financial Corp.	575
52		The Bank of New York Co., Inc.	1,517
170		U.S. Bancorp	4,913
123		Wachovia Corp.	5,775
115		Wells Fargo & Co.	6,856
7		Zions Bancorporation	427

			47,679

		Beverages: 0.0%
2		Adolph Coors Co.	136
55		Anheuser-Busch Cos., Inc.	2,747
8		Brown-Forman Corp.	366
164		Coca-Cola Co.	6,569
32		Coca-Cola Enterprises, Inc.	605
21		Pepsi Bottling Group, Inc.	570
117		PepsiCo, Inc.	5,692

			16,685

		Biotechnology: 0.0%
35	@	Amgen, Inc.	1,983
22	@	Biogen IDEC, Inc.	1,346
13	@	Chiron Corp.	575
5	@	Genzyme Corp.	272
3	@	Millipore Corp.	144

			4,320

		Building Materials: 0.0%
20	@	American Standard Cos., Inc.	778
49		Masco Corp.	1,692
9		Vulcan Materials Co.	459

			2,929

		Chemicals: 0.0%
15		Air Products & Chemicals, Inc.	816
5		Ashland, Inc.	280
65		Dow Chemical Co.	2,938
68		E.I. du Pont de Nemours & Co.	2,910
5		Eastman Chemical Co.	238
18		Ecolab, Inc.	566
14		Engelhard Corp.	397
6		International Flavors & Fragrances, Inc.	229
18		PPG Industries, Inc.	1,103
22		Praxair, Inc.	940
17		Rohm & Haas Co.	730
13		Sherwin-Williams Co.	571
5		Sigma-Aldrich Corp.	290

			12,008

		Commercial Services: 0.0%
12	@	Apollo Group, Inc.	880
93		Cendant Corp.	2,010
5		Deluxe Corp.	205
9		Equifax, Inc.	237
21		H&R Block, Inc.	1,038

PORTFOLIO OF INVESTMENTS
ING GET Series K	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.0% (continued)
20		McKesson Corp.	$513
9		Moody’s Corp.	659
26		Paychex, Inc.	784
17		Robert Half Intl., Inc.	438
13		R.R. Donnelley & Sons Co.	407

			7,171

		Computers: 0.0%
9	@	Affiliated Computer Services, Inc.	501
36	@	Apple Computer, Inc.	1,395
13	@	Computer Sciences Corp.	612
229	@	Dell, Inc.	8,152
14		Electronic Data Systems Corp.	271
165	@	EMC Corp.	1,904
30	@	Gateway, Inc.	149
208		Hewlett-Packard Co.	3,900
116		International Business Machines Corp.	9,947
9	@	Lexmark Intl., Inc.	756
6	@	NCR Corp.	298
30	@	Network Appliance, Inc.	690
221	@	Sun Microsystems, Inc.	893
20	@	Sungard Data Systems, Inc.	475
20	@	Unisys Corp.	206

			30,149

		Cosmetics/Personal Care: 0.0%
8		Alberto-Culver Co.	348
31		Avon Products, Inc.	1,354
36		Colgate-Palmolive Co.	1,626
93		Gillette Co.	3,882
46		Kimberly-Clark Corp.	2,971
296		Procter & Gamble Co.	16,020

			26,201

		Distribution/Wholesale: 0.0%
10		Genuine Parts Co.	384
9		W.W. Grainger, Inc.	519

			903

		Diversified Financial Services: 0.2%
88		American Express Co.	4,528
8		Bear Stearns Cos., Inc.	769
16		Capital One Financial Corp.	1,182
348		Citigroup, Inc.	15,355
64		Countrywide Financial Corp.	2,521
22	@	E*Trade Financial Corp.	251
65		Fannie Mae	4,121
6		Federated Investors, Inc.	171
7		Franklin Resources, Inc.	390
33		Goldman Sachs Group, Inc.	3,077
10		Janus Capital Group, Inc.	136
240		JP Morgan Chase & Co.	9,535
20		Lehman Brothers Holdings, Inc.	1,594
87		MBNA Corp.	2,192
65		Merrill Lynch & Co., Inc.	3,232
76		Morgan Stanley	3,747
30	@	Providian Financial Corp.	466
29		SLM Corp.	1,293
4		T. Rowe Price Group, Inc.	204

			54,764

PORTFOLIO OF INVESTMENTS
ING GET Series K	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Electric: 0.0%
70	@	AES Corp.	$699
6		Ameren Corp.	277
30		American Electric Power Co., Inc.	959
30		CenterPoint Energy, Inc.	311
5		Cinergy Corp.	198
17		Consolidated Edison, Inc.	715
12		Constellation Energy Group, Inc.	478
21		Dominion Resources, Inc.	1,370
11		DTE Energy Co.	464
82		Duke Energy Corp.	1,877
23		Edison Intl.	610
7		Entergy Corp.	424
48		Exelon Corp.	1,761
22		FirstEnergy Corp.	904
13		FPL Group, Inc.	888
29	@	PG&E Corp.	882
5		Pinnacle West Capital Corp.	208
17		PPL Corp.	802
16		Progress Energy, Inc.	677
50		Southern Co.	1,499
15		TECO Energy, Inc.	203
35		TXU Corp.	1,677
26		Xcel Energy, Inc.	450

			18,333

		Electrical Components and Equipment: 0.0%
30		Emerson Electric Co.	1,857

			1,857

		Electronics: 0.0%
31	@	Agilent Technologies, Inc.	669
10		Applera Corp. – Applied Biosystems Group	189
8	@	Fisher Scientific Intl., Inc.	467
13	@	Jabil Circuit, Inc.	299
9		Parker Hannifin Corp.	530
10		PerkinElmer, Inc.	172
39	@	Sanmina-SCI Corp.	275
54	@	Solectron Corp.	267
5		Tektronix, Inc.	166
16	@	Thermo Electron Corp.	432
8	@	Waters Corp.	353

			3,819

		Engineering and Construction: 0.0%
6		Fluor Corp.	267

			267

		Entertainment: 0.0%
24		International Game Technology	863

			863

		Environmental Control: 0.0%
38		Waste Management, Inc.	1,039

			1,039

		Federal Home Loan Mortgage Corporation: 0.0%
48		Freddie Mac	3,132

			3,132

		Food: 0.0%
24		Albertson’s, Inc.	574
43		Archer-Daniels-Midland Co.	730

PORTFOLIO OF INVESTMENTS
ING GET Series K	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Food: 0.0% (continued)
10		Campbell Soup Co.	$263
38		ConAgra Foods, Inc.	977
25		General Mills, Inc.	1,123
18		Hershey Foods Corp.	841
25		H.J. Heinz Co.	901
27		Kellogg Co.	1,152
19	@	Kroger Co.	295
10		McCormick & Co., Inc.	343
56		Sara Lee Corp.	1,279
17		SUPERVALU, Inc.	468
18		Sysco Corp.	539
19		Wm. Wrigley Jr. Co.	1,203

			10,688

		Forest Products and Paper: 0.0%
30		Georgia-Pacific Corp.	1,079
35		International Paper Co.	1,414
11		Louisiana-Pacific Corp.	285
13		MeadWestvaco Corp.	415
4		Temple-Inland, Inc.	269
17		Weyerhaeuser Co.	1,130

			4,592

		Gas: 0.0%
15		KeySpan Corp.	588
20		Sempra Energy	724

			1,312

		Hand/Machine Tools: 0.0%
9		Black & Decker Corp.	697
5		Snap-On, Inc.	138
9		Stanley Works	383

			1,218

		Healthcare-Products: 0.0%
5		Bausch & Lomb, Inc.	332
17		Baxter Intl., Inc.	547
23		Becton Dickinson & Co.	1,189
20		Biomet, Inc.	938
56	@	Boston Scientific Corp.	2,225
8		CR Bard, Inc.	453
9		Guidant Corp.	594
272		Johnson & Johnson	15,321
83		Medtronic, Inc.	4,308
13	@	St. Jude Medical, Inc.	979
11		Stryker Corp.	529
23	@	Zimmer Holdings, Inc.	1,818

			29,233

		Healthcare-Services: 0.0%
17		Aetna, Inc.	1,699
13	@	Anthem, Inc.	1,134
13		HCA, Inc.	496
15	@	Humana, Inc.	300
7		Manor Care, Inc.	210
3		Quest Diagnostics, Inc.	265
76		UnitedHealth Group, Inc.	5,603
18	@	WellPoint Health Networks, Inc.	1,892

			11,599

PORTFOLIO OF INVESTMENTS
ING GET Series K	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Home Builders: 0.0%
8		Centex Corp.	$404
3		KB Home	253

			657

		Home Furnishings: 0.0%
12		Leggett & Platt, Inc.	338
5		Whirlpool Corp.	300

			638

		Household Products/Wares: 0.0%
7		Avery Dennison Corp.	460
19		Clorox Co.	1,013
10		Fortune Brands, Inc.	741

			2,214

		Housewares: 0.0%
19		Newell Rubbermaid, Inc.	381

			381

		Insurance: 0.1%
31	@@	ACE Ltd.	1,242
37		Aflac, Inc.	1,451
80		Allstate Corp.	3,839
7		AMBAC Financial Group, Inc.	560
177		American Intl. Group, Inc.	12,033
19		AON Corp.	546
22		Chubb Corp.	1,546
16		Cigna Corp.	1,114
11		Cincinnati Financial Corp.	453
20		Hartford Financial Services Group, Inc.	1,239
13		Jefferson-Pilot Corp.	646
16		Lincoln National Corp.	752
13		Loews Corp.	761
35		Marsh & McLennan Cos., Inc.	1,602
10		MBIA, Inc.	582
85		MetLife, Inc.	3,285
9		MGIC Investment Corp.	599
9		Principal Financial Group, Inc.	324
15		Progressive Corp.	1,271
60		Prudential Financial, Inc.	2,822
13		Safeco Corp.	593
45		St. Paul Travelers Cos., Inc.	1,488
10		Torchmark Corp.	532
22		UnumProvident Corp.	345
12	@@	XL Capital Ltd.	888

			40,513

		Internet: 0.0%
44	@	eBay, Inc.	4,045
35	@	Symantec Corp.	1,921
94	@	Yahoo!, Inc.	3,188

			9,154

		Iron/Steel: 0.0%
8		Allegheny Technologies, Inc.	146
5		Nucor Corp.	456
9		United States Steel Corp.	339

			941

PORTFOLIO OF INVESTMENTS
ING GET Series K	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Leisure Time: 0.0%
7		Brunswick Corp.	$320
43		Carnival Corp.	2,034
21		Harley-Davidson, Inc.	1,248
9		Sabre Holdings Corp. – Class A	221

			3,823

		Lodging: 0.0%
10		Harrah’s Entertainment, Inc.	530
25		Hilton Hotels Corp.	471
16		Marriott Intl., Inc.	832
13		Starwood Hotels & Resorts Worldwide, Inc.	603

			2,436

		Machinery-Construction and Mining: 0.0%
10		Caterpillar, Inc.	805

			805

		Machinery-Diversified: 0.0%
3		Cummins, Inc.	222
18		Deere & Co.	1,162
12		Rockwell Automation, Inc.	464

			1,848

		Media: 0.0%
17		Clear Channel Communications, Inc.	530
150	@	Comcast Corp.	4,236
5		Dow Jones & Co., Inc.	203
18		Gannett Co., Inc.	1,508
3		Knight-Ridder, Inc.	196
18		McGraw-Hill Cos., Inc.	1,434
5		Meredith Corp.	257
10		New York Times Co.	391
314	@	Time Warner, Inc.	5,069
22		Tribune Co.	905
8	@	Univision Communications, Inc.	253
115		Viacom, Inc.	3,859
142		Walt Disney Co.	3,202

			22,043

		Metal Fabricate/Hardware: 0.0%
5		Worthington Industries	107

			107

		Mining: 0.0%
27		Alcoa, Inc.	907
9		Phelps Dodge Corp.	828

			1,735

		Miscellaneous Manufacturing: 0.1%
53		3M Co.	4,238
6		Cooper Industries Ltd.	354
20		Danaher Corp.	1,026
14		Dover Corp.	544
18		Eastman Kodak Co.	580
10		Eaton Corp.	634
714		General Electric Co.	23,977
58		Honeywell Intl., Inc.	2,080
20		Illinois Tool Works, Inc.	1,863
11	@@	Ingersoll-Rand Co.	748
6		ITT Industries, Inc.	480
13		Pall Corp.	318

PORTFOLIO OF INVESTMENTS
ING GET Series K	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Miscellaneous Manufacturing: 0.1% (continued)
10		Textron, Inc.	$643
137	@@	Tyco Intl. Ltd.	4,200

			41,685

		Office/Business Equipment: 0.0%
16		Pitney Bowes, Inc.	706
53	@	Xerox Corp.	746

			1,452

		Oil and Gas: 0.2%
6		Amerada Hess Corp.	534
17		Anadarko Petroleum Corp.	1,128
20		Apache Corp.	1,002
43		Burlington Resources, Inc.	1,754
244		ChevronTexaco Corp.	13,088
47		ConocoPhillips	3,894
27		Devon Energy Corp.	1,917
8		EOG Resources, Inc.	527
442		Exxon Mobil Corp.	21,362
9		Kerr-McGee Corp.	515
31		Marathon Oil Corp.	1,280
4	@, @@	Nabors Industries Ltd.	189
9	@	Noble Corp.	405
24		Occidental Petroleum Corp.	1,342
9		Sunoco, Inc.	666
24		Unocal Corp.	1,032
14		Valero Energy Corp.	1,123

			51,758

		Oil and Gas Services: 0.0%
22		Baker Hughes, Inc.	962
10		BJ Services Co.	524
39		Schlumberger Ltd.	2,625

			4,111

		Packaging and Containers: 0.0%
10		Ball Corp.	374
8		Bemis Co.	213
10	@	Pactiv Corp.	233
6	@	Sealed Air Corp.	278

			1,098

		Pharmaceuticals: 0.1%
104		Abbott Laboratories	4,405
8		Allergan, Inc.	580
7		AmerisourceBergen Corp.	376
130		Bristol-Myers Squibb Co.	3,077
12		Cardinal Health, Inc.	525
42	@	Caremark Rx, Inc.	1,347
77		Eli Lilly & Co.	4,624
5	@	Express Scripts, Inc.	327
24	@	Forest Laboratories, Inc.	1,080
28	@	Gilead Sciences, Inc.	1,047
11	@	Hospira, Inc.	337
21	@	King Pharmaceuticals, Inc.	251
19	@	Medco Health Solutions, Inc.	587
149		Merck & Co., Inc.	4,917
513		Pfizer, Inc.	15,697
39		Schering-Plough Corp.	743
89		Wyeth	3,329

			43,249

PORTFOLIO OF INVESTMENTS
ING GET Series K	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Pipelines: 0.0%
8	@	Dynegy, Inc.	$40
4		Kinder Morgan, Inc.	251
32		Williams Cos., Inc.	387

			678

		Real Estate Investment Trusts: 0.0%
11		Equity Office Properties Trust	300
7		Equity Residential	217
12		Plum Creek Timber Co., Inc.	420
12		ProLogis	423
14		Simon Property Group, Inc.	751

			2,111

		Retail: 0.2%
21	@	Bed Bath & Beyond, Inc.	779
22		Best Buy Co., Inc.	1,193
18		Circuit City Stores, Inc.	276
52		Costco Wholesale Corp.	2,161
26		CVS Corp.	1,095
10		Darden Restaurants, Inc.	233
8		Dillard’s, Inc.	158
24		Dollar General Corp.	484
12		Federated Department Stores, Inc.	545
105		Gap, Inc.	1,964
202		Home Depot, Inc.	7,918
32		J.C. Penney Co., Inc. Holding Co.	1,129
9	@	Kohl’s Corp.	434
44		Limited Brands, Inc.	981
53		Lowe’s Cos., Inc.	2,881
19		May Department Stores Co.	487
113		McDonald’s Corp.	3,167
15		Nordstrom, Inc.	574
22	@	Office Depot, Inc.	331
10		RadioShack Corp.	286
57		Staples, Inc.	1,700
27	@	Starbucks Corp.	1,227
61		Target Corp.	2,760
34		TJX Cos., Inc.	749
15	@	Toys R US, Inc.	266
287		Wal-Mart Stores, Inc.	15,268
117		Walgreen Co.	4,192
13		Wendy’s Intl., Inc.	437
20		Yum! Brands, Inc.	813

			54,488

		Savings and Loans: 0.0%
11		Golden West Financial Corp.	1,220
22		Sovereign Bancorp, Inc.	480
61		Washington Mutual, Inc.	2,384

			4,084

		Semiconductors: 0.0%
33	@	Altera Corp.	646
24		Analog Devices, Inc.	931
116	@	Applied Materials, Inc.	1,913
434		Intel Corp.	8,705
12	@	KLA-Tencor Corp.	498
22		Linear Technology Corp.	797
23		Maxim Integrated Products, Inc.	973

PORTFOLIO OF INVESTMENTS
ING GET Series K	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Semiconductors: 0.0% (continued)
26	@	National Semiconductor Corp.	$403
7	@	Qlogic Corp.	207
47		Texas Instruments, Inc.	1,000

			16,073

		Software: 0.1%
17		Adobe Systems, Inc.	841
11		Autodesk, Inc.	535
40		Automatic Data Processing, Inc.	1,653
24	@	BMC Software, Inc.	379
11	@	Citrix Systems, Inc.	193
40		Computer Associates Intl., Inc.	1,052
34	@	Compuware Corp.	175
20	@	Electronic Arts, Inc.	920
60		First Data Corp.	2,610
15	@	Fiserv, Inc.	523
20		IMS Health, Inc.	478
14	@	Intuit, Inc.	636
3	@	Mercury Interactive Corp.	105
735		Microsoft Corp.	20,322
28	@	Novell, Inc.	177
601	@	Oracle Corp.	6,779
25	@	PeopleSoft, Inc.	496
48	@	Siebel Systems, Inc.	362
29	@	Veritas Software Corp.	516

			38,752

		Telecommunications: 0.1%
39		Alltel Corp.	2,141
24		AT&T Corp.	344
31	@	Avaya, Inc.	432
137		BellSouth Corp.	3,715
10		CenturyTel, Inc.	342
455	@	Cisco Systems, Inc.	8,237
16		Citizens Communications Co.	214
10	@	Comverse Technology, Inc.	188
93	@	Corning, Inc.	1,030
282	@	Lucent Technologies, Inc.	894
216		Motorola, Inc.	3,897
84	@	Nextel Communications, Inc.	2,003
110		Qualcomm, Inc.	4,294
245		SBC Communications, Inc.	6,358
18		Scientific-Atlanta, Inc.	467
42		Sprint Corp.	845
31	@	Tellabs, Inc.	285
203		Verizon Communications, Inc.	7,994

			43,680

		Textiles: 0.0%
14		Cintas Corp.	589

			589

		Toys/Games/Hobbies: 0.0%
18		Hasbro, Inc.	338
28		Mattel, Inc.	508

			846

		Transportation: 0.0%
24		Burlington Northern Santa Fe Corp.	919
15		CSX Corp.	498

PORTFOLIO OF INVESTMENTS
ING GET Series K	as of September 30, 2004 (Unaudited)(continued)

Shares		Value

	Transportation: 0.0% (continued)
34	FedEx Corp.	$2,913
35	Norfolk Southern Corp.	1,041
5	Ryder System, Inc.	235
6	Union Pacific Corp.	352
77	United Parcel Service, Inc.	5,846

		11,804

	Total Common Stock
	(Cost $671,170)	730,322

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 65.3%
		Federal Home Loan Mortgage Corporation: 24.9%
$6,050,000		2.520%, due 01/15/06		$5,856,606
10,000,000		2.600%, due 03/14/06		9,631,929

				15,488,535

		Federal National Mortgage Association: 23.5%
15,000,000		2.620%, due 12/13/05		14,536,380

				14,536,380

		Other: 16.9%
10,510,000		FICO STRIP, 2.070%, due 05/11/05		10,376,786

				10,376,786

		Total U.S. Government Agency Obligations
		(Cost $39,547,949)		40,401,701

U.S. TREASURY OBLIGATIONS: 12.5%
		U.S. Treasury STRIP: 12.5%
7,989,000		1.710%, due 11/15/05		7,792,630

		Total U.S. Treasury Obligations
		(Cost $7,762,484)		7,792,630

OTHER BONDS: 21.0%
		Sovereign: 21.0%
11,390,000		Israel Trust, 2.640%, due 11/15/05		11,057,196
2,000,000		Turkey Trust, 2.640%, due 11/15/05		1,941,562

		Total Other Bonds
		(Cost $12,753,544)		12,998,758

		Total Long-Term Investments
		(Cost $60,735,147)		61,923,411

		Total Investments In Securities
		(Cost $60,735,147)*	100.0%	$61,923,411
		Other Assets and Liabilities—Net	0.0	(17,947)

		Net Assets	100.0%	$61,905,464

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities

	*	Cost for federal income tax purposes is $60,839,372.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,102,469
		Gross Unrealized Depreciation		(18,430)

		Net Unrealized Appreciation		$1,084,039

PORTFOLIO OF INVESTMENTS
ING GET Series L	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 2.0%
		Advertising: 0.0%
20	@	Interpublic Group of Cos., Inc.	$212
20		Omnicom Group, Inc.	1,461

			1,673

		Aerospace/Defense: 0.0%
140		Boeing Co.	7,226
30		General Dynamics Corp.	3,063
10		Goodrich Corp.	314
50		Lockheed Martin Corp.	2,789
40		Northrop Grumman Corp.	2,133
50		Raytheon Co.	1,899
20		Rockwell Collins, Inc.	743
50		United Technologies Corp.	4,669

			22,836

		Agriculture: 0.0%
210		Altria Group, Inc.	9,878
30		Monsanto Co.	1,093
20		Reynolds American, Inc.	1,361
20		UST, Inc.	805

			13,137

		Airlines: 0.0%
30		Southwest Airlines Co.	409

			409

		Apparel: 0.0%
30	@	Coach, Inc.	1,273
10		Jones Apparel Group, Inc.	358
10		Liz Claiborne, Inc.	377
50		Nike, Inc.	3,940
10		Reebok Intl. Ltd.	367
20		VF Corp.	989

			7,304

		Auto Manufacturers: 0.0%
320		Ford Motor Co.	4,496
20		General Motors Corp.	850
25		PACCAR, Inc.	1,728

			7,074

		Auto Parts and Equipment: 0.0%
20		Dana Corp.	354
30	@	Goodyear Tire & Rubber Co.	322
20		Johnson Controls, Inc.	1,136

			1,812

		Banks: 0.2%
40		AmSouth Bancorp	976
410		Bank of America Corp.	17,764
60		BB&T Corp.	2,381
20		Comerica, Inc.	1,187
10		First Horizon National Corp.	434
20		Huntington Bancshares, Inc.	498
50		Keycorp	1,580
10		M & T Bank Corp.	957
20		Marshall & Ilsley Corp.	806
40		Mellon Financial Corp.	1,108
90		National City Corp.	3,476
10		North Fork Bancorporation, Inc.	445
20		Northern Trust Corp.	816

PORTFOLIO OF INVESTMENTS
ING GET Series L	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Banks: 0.2% (continued)
30		PNC Financial Services Group, Inc.	$1,623
48		Regions Financial Corp.	1,587
30		SouthTrust Corp.	1,250
30		State Street Corp.	1,281
30		SunTrust Banks, Inc.	2,112
30		Synovus Financial Corp.	785
80		The Bank of New York Co., Inc.	2,334
260		U.S. Bancorp	7,514
180		Wachovia Corp.	8,451
170		Wells Fargo & Co.	10,136
10		Zions Bancorporation	610

			70,111

		Beverages: 0.0%
80		Anheuser-Busch Cos., Inc.	3,996
10		Brown-Forman Corp.	458
250		Coca-Cola Co.	10,012
50		Coca-Cola Enterprises, Inc.	945
30		Pepsi Bottling Group, Inc.	815
170		PepsiCo, Inc.	8,271

			24,497

		Biotechnology: 0.0%
52	@	Amgen, Inc.	2,947
40	@	Biogen IDEC, Inc.	2,447
20	@	Chiron Corp.	884
10	@	Genzyme Corp.	544

			6,822

		Building Materials: 0.0%
30	@	American Standard Cos., Inc.	1,167
70		Masco Corp.	2,417
10		Vulcan Materials Co.	510

			4,094

		Chemicals: 0.0%
20		Air Products & Chemicals, Inc.	1,088
10		Ashland, Inc.	561
90		Dow Chemical Co.	4,066
100		E.I. du Pont de Nemours & Co.	4,279
10		Eastman Chemical Co.	476
30		Ecolab, Inc.	943
10		Engelhard Corp.	284
10		International Flavors & Fragrances, Inc.	382
20		PPG Industries, Inc.	1,226
30		Praxair, Inc.	1,282
20		Rohm & Haas Co.	859
20		Sherwin-Williams Co.	879
10		Sigma-Aldrich Corp.	580

			16,905

		Commercial Services: 0.0%
20	@	Apollo Group, Inc.	1,467
140		Cendant Corp.	3,024
10		Equifax, Inc.	264
30		H&R Block, Inc.	1,483
30		McKesson Corp.	770
20		Moody’s Corp.	1,465
40		Paychex, Inc.	1,206

PORTFOLIO OF INVESTMENTS
ING GET Series L	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.0% (continued)
20		Robert Half Intl., Inc.	$515
20		R.R. Donnelley & Sons Co.	626

			10,820

		Computers: 0.1%
10	@	Affiliated Computer Services, Inc.	557
50	@	Apple Computer, Inc.	1,938
20	@	Computer Sciences Corp.	942
340	@	Dell, Inc.	12,104
20		Electronic Data Systems Corp.	388
250	@	EMC Corp.	2,885
30	@	Gateway, Inc.	149
311		Hewlett-Packard Co.	5,831
170		International Business Machines Corp.	14,575
10	@	Lexmark Intl., Inc.	840
10	@	NCR Corp.	496
40	@	Network Appliance, Inc.	920
330	@	Sun Microsystems, Inc.	1,333
30	@	Sungard Data Systems, Inc.	713
40	@	Unisys Corp.	413

			44,084

		Cosmetics/Personal Care: 0.1%
10		Alberto-Culver Co.	435
50		Avon Products, Inc.	2,184
50		Colgate-Palmolive Co.	2,259
140		Gillette Co.	5,844
70		Kimberly-Clark Corp.	4,521
440		Procter & Gamble Co.	23,813

			39,056

		Distribution/Wholesale: 0.0%
20		Genuine Parts Co.	767
10		W.W. Grainger, Inc.	577

			1,344

		Diversified Financial Services: 0.2%
130		American Express Co.	6,690
10		Bear Stearns Cos., Inc.	962
20		Capital One Financial Corp.	1,478
520		Citigroup, Inc.	22,942
98		Countrywide Financial Corp.	3,860
40	@	E*TRADE Financial Corp.	457
100		Fannie Mae	6,340
10		Federated Investors, Inc.	284
10		Franklin Resources, Inc.	558
50		Goldman Sachs Group, Inc.	4,662
358		J.P. Morgan Chase & Co.	14,223
10		Janus Capital Group, Inc.	136
30		Lehman Brothers Holdings, Inc.	2,392
125		MBNA Corp.	3,150
100		Merrill Lynch & Co., Inc.	4,972
110		Morgan Stanley	5,423
30	@	Providian Financial Corp.	466
40		SLM Corp.	1,784
10		T. Rowe Price Group, Inc.	509

			81,288

		Electric: 0.0%
110	@	AES Corp.	1,099
10		Ameren Corp.	462

PORTFOLIO OF INVESTMENTS
ING GET Series L	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Electric: 0.0% (continued)
40		American Electric Power Co., Inc.	$1,278
50		CenterPoint Energy, Inc.	518
10		Cinergy Corp.	396
30		Consolidated Edison, Inc.	1,261
20		Constellation Energy Group, Inc.	797
30		Dominion Resources, Inc.	1,958
20		DTE Energy Co.	844
120		Duke Energy Corp.	2,747
30		Edison Intl.	795
10		Entergy Corp.	606
70		Exelon Corp.	2,568
30		FirstEnergy Corp.	1,232
20		FPL Group, Inc.	1,366
40	@	PG&E Corp.	1,216
10		Pinnacle West Capital Corp.	415
30		PPL Corp.	1,415
20		Progress Energy, Inc.	847
70		Southern Co.	2,099
50		TXU Corp.	2,396
40		Xcel Energy, Inc.	693

			27,008

		Electrical Components and Equipment: 0.0%
40		Emerson Electric Co.	2,476

			2,476

		Electronics: 0.0%
50	@	Agilent Technologies, Inc.	1,078
20		Applera Corp. – Applied Biosystems Group	377
10	@	Fisher Scientific Intl., Inc.	583
20	@	Jabil Circuit, Inc.	460
10		Parker Hannifin Corp.	589
10		PerkinElmer, Inc.	172
50	@	Sanmina-SCI Corp.	353
110	@	Solectron Corp.	545
10		Tektronix, Inc.	333
20	@	Thermo Electron Corp.	540
10	@	Waters Corp.	441

			5,471

		Engineering and Construction: 0.0%
10		Fluor Corp.	445

			445

		Entertainment: 0.0%
40		International Game Technology	1,438

			1,438

		Environmental Control: 0.0%
60		Waste Management, Inc.	1,640

			1,640

		Federal Home Loan Mortgage Corporation: 0.0%
70		Freddie Mac	4,567

			4,567

		Food: 0.0%
40		Albertson’s, Inc.	957
62		Archer-Daniels-Midland Co.	1,053
20		Campbell Soup Co.	526
60		ConAgra Foods, Inc.	1,543
40		General Mills, Inc.	1,796

PORTFOLIO OF INVESTMENTS
ING GET Series L	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Food: 0.0% (continued)
30		Hershey Foods Corp.	$1,401
40		H.J. Heinz Co.	1,441
40		Kellogg Co.	1,706
30	@	Kroger Co.	466
10		McCormick & Co., Inc.	343
80		Sara Lee Corp.	1,829
30		SUPERVALU, Inc.	827
30		Sysco Corp.	898
30		Wm. Wrigley Jr. Co.	1,898

			16,684

		Forest Products and Paper: 0.0%
40		Georgia-Pacific Corp.	1,438
50		International Paper Co.	2,021
20		Louisiana-Pacific Corp.	519
20		MeadWestvaco Corp.	638
30		Weyerhaeuser Co.	1,994

			6,610

		Gas: 0.0%
20		KeySpan Corp.	784
20		Sempra Energy	724

			1,508

		Hand/Machine Tools: 0.0%
10		Black & Decker Corp.	774
10		Snap-On, Inc.	276
10		Stanley Works	425

			1,475

		Healthcare-Products: 0.1%
20		Baxter Intl., Inc.	643
30		Becton Dickinson & Co.	1,551
30		Biomet, Inc.	1,406
80	@	Boston Scientific Corp.	3,178
10		CR Bard, Inc.	566
10		Guidant Corp.	660
400		Johnson & Johnson	22,533
120		Medtronic, Inc.	6,229
20	@	St. Jude Medical, Inc.	1,505
20		Stryker Corp.	962
30	@	Zimmer Holdings, Inc.	2,371

			41,604

		Healthcare-Services: 0.0%
30		Aetna, Inc.	2,998
20	@	Anthem, Inc.	1,745
20		HCA, Inc.	763
20	@	Humana, Inc.	400
10		Manor Care, Inc.	300
10		Quest Diagnostics, Inc.	882
110		UnitedHealth Group, Inc.	8,110
30	@	WellPoint Health Networks, Inc.	3,153

			18,351

		Home Builders: 0.0%
10		Centex Corp.	505

			505

		Home Furnishings: 0.0%
20		Leggett & Platt, Inc.	562
10		Whirlpool Corp.	601

			1,163

PORTFOLIO OF INVESTMENTS
ING GET Series L	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Household Products/Wares: 0.0%
10		Avery Dennison Corp.	$658
30		Clorox Co.	1,599
20		Fortune Brands, Inc.	1,482

			3,739

		Housewares: 0.0%
30		Newell Rubbermaid, Inc.	601

			601

		Insurance: 0.1%
50	@@	ACE Ltd.	2,003
50		Aflac, Inc.	1,961
120		Allstate Corp.	5,758
10		AMBAC Financial Group, Inc.	800
260		American Intl. Group, Inc.	17,676
30		AON Corp.	862
30		Chubb Corp.	2,108
20		Cigna Corp.	1,393
23		Cincinnati Financial Corp.	948
30		Hartford Financial Services Group, Inc.	1,858
20		Jefferson-Pilot Corp.	993
20		Lincoln National Corp.	940
20		Loews Corp.	1,170
50		Marsh & McLennan Cos., Inc.	2,288
15		MBIA, Inc.	873
130		MetLife, Inc.	5,025
10		MGIC Investment Corp.	666
10		Principal Financial Group, Inc.	360
20		Progressive Corp.	1,695
90		Prudential Financial, Inc.	4,234
20		Safeco Corp.	913
70		St. Paul Travelers Cos., Inc.	2,314
10		Torchmark Corp.	532
30		UnumProvident Corp.	471
20	@@	XL Capital Ltd.	1,480

			59,321

		Internet: 0.0%
70	@	eBay, Inc.	6,436
50	@	Symantec Corp.	2,744
140	@	Yahoo!, Inc.	4,747

			13,927

		Iron/Steel: 0.0%
10		Nucor Corp.	914
20		United States Steel Corp.	752

			1,666

		Leisure Time: 0.0%
10		Brunswick Corp.	458
60		Carnival Corp.	2,838
30		Harley-Davidson, Inc.	1,783
10		Sabre Holdings Corp. – Class A	245

			5,324

		Lodging: 0.0%
10		Harrah’s Entertainment, Inc.	530
40		Hilton Hotels Corp.	754
20		Marriott Intl., Inc.	1,039
20		Starwood Hotels & Resorts Worldwide, Inc.	928

			3,251

PORTFOLIO OF INVESTMENTS
ING GET Series L	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Machinery-Construction and Mining: 0.0%
10		Caterpillar, Inc.	$805

			805

		Machinery-Diversified: 0.0%
30		Deere & Co.	1,937
20		Rockwell Automation, Inc.	774

			2,711

		Media: 0.1%
20		Clear Channel Communications, Inc.	623
230	@	Comcast Corp.	6,495
30		Gannett Co., Inc.	2,513
30		McGraw-Hill Cos., Inc.	2,391
20		New York Times Co.	782
470	@	Time Warner, Inc.	7,585
30		Tribune Co.	1,235
10	@	Univision Communications, Inc.	316
170		Viacom, Inc.	5,705
210		Walt Disney Co.	4,736

			32,381

		Mining: 0.0%
40		Alcoa, Inc.	1,344
10		Phelps Dodge Corp.	920

			2,264

		Miscellaneous Manufacturing: 0.1%
80		3M Co.	6,398
10		Cooper Industries Ltd.	590
30		Danaher Corp.	1,538
20		Dover Corp.	777
30		Eastman Kodak Co.	967
20		Eaton Corp.	1,268
1,070		General Electric Co.	35,931
90		Honeywell Intl., Inc.	3,227
30		Illinois Tool Works, Inc.	2,795
20	@@	Ingersoll-Rand Co.	1,359
10		ITT Industries, Inc.	800
10		Pall Corp.	245
10		Textron, Inc.	643
200	@@	Tyco Intl. Ltd.	6,132

			62,670

		Office/Business Equipment: 0.0%
20		Pitney Bowes, Inc.	882
80	@	Xerox Corp.	1,126

			2,008

		Oil and Gas: 0.2%
10		Amerada Hess Corp.	890
20		Anadarko Petroleum Corp.	1,327
30		Apache Corp.	1,503
70		Burlington Resources, Inc.	2,856
370		ChevronTexaco Corp.	19,846
70		ConocoPhillips	5,800
40		Devon Energy Corp.	2,840
10		EOG Resources, Inc.	659
660		Exxon Mobil Corp.	31,897
20		Kerr-McGee Corp.	1,145
50		Marathon Oil Corp.	2,064
10	@, @@	Nabors Industries Ltd.	474

PORTFOLIO OF INVESTMENTS
ING GET Series L	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 0.2% (continued)
10	@	Noble Corp.	$450
40		Occidental Petroleum Corp.	2,237
10		Sunoco, Inc.	740
40		Unocal Corp.	1,720
20		Valero Energy Corp.	1,604

			78,052

		Oil and Gas Services: 0.0%
30		Baker Hughes, Inc.	1,312
20		BJ Services Co.	1,048
60		Schlumberger Ltd.	4,038

			6,398

		Packaging and Containers: 0.0%
10		Ball Corp.	374
10		Bemis Co.	266
20	@	Pactiv Corp.	465
10	@	Sealed Air Corp.	464

			1,569

		Pharmaceuticals: 0.2%
160		Abbott Laboratories	6,778
10		Allergan, Inc.	726
10		AmerisourceBergen Corp.	537
190		Bristol-Myers Squibb Co.	4,497
20		Cardinal Health, Inc.	875
60	@	Caremark Rx, Inc.	1,924
110		Eli Lilly & Co.	6,606
10	@	Express Scripts, Inc.	653
40	@	Forest Laboratories, Inc.	1,799
40	@	Gilead Sciences, Inc.	1,495
20	@	Hospira, Inc.	612
26	@	King Pharmaceuticals, Inc.	310
29	@	Medco Health Solutions, Inc.	896
220		Merck & Co., Inc.	7,260
764		Pfizer, Inc.	23,379
60		Schering-Plough Corp.	1,144
130		Wyeth	4,862

			64,353

		Pipelines: 0.0%
70	@	Dynegy, Inc.	349
10		Kinder Morgan, Inc.	629
50		Williams Cos., Inc.	605

			1,583

		Real Estate Investment Trusts: 0.0%
20		Equity Office Properties Trust	545
10		Equity Residential	310
20		Plum Creek Timber Co., Inc.	701
20		ProLogis	705
20		Simon Property Group, Inc.	1,072

			3,333

		Retail: 0.2%
30	@	Bed Bath & Beyond, Inc.	1,113
30		Best Buy Co., Inc.	1,627
40		Circuit City Stores, Inc.	614
80		Costco Wholesale Corp.	3,325
40		CVS Corp.	1,685
20		Darden Restaurants, Inc.	466

PORTFOLIO OF INVESTMENTS
ING GET Series L	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Retail: 0.2% (continued)
10		Dillard’s, Inc.	$197
30		Dollar General Corp.	605
20		Federated Department Stores, Inc.	909
160		Gap, Inc.	2,992
300		Home Depot, Inc.	11,759
50		J.C. Penney Co., Inc. Holding Co.	1,764
10	@	Kohl’s Corp.	482
60		Limited Brands, Inc.	1,337
80		Lowe’s Cos., Inc.	4,348
30		May Department Stores Co.	769
170		McDonald’s Corp.	4,765
20		Nordstrom, Inc.	765
30	@	Office Depot, Inc.	451
20		RadioShack Corp.	573
90		Staples, Inc.	2,684
40	@	Starbucks Corp.	1,818
90		Target Corp.	4,073
50		TJX Cos., Inc.	1,102
20	@	Toys R US, Inc.	355
430		Wal-Mart Stores, Inc.	22,875
170		Walgreen Co.	6,091
20		Wendy’s Intl., Inc.	672
30		Yum! Brands, Inc.	1,220

			81,436

		Savings and Loans: 0.0%
20		Golden West Financial Corp.	2,219
40		Sovereign Bancorp, Inc.	873
85		Washington Mutual, Inc.	3,322

			6,414

		Semiconductors: 0.0%
50	@	Altera Corp.	979
40		Analog Devices, Inc.	1,551
170	@	Applied Materials, Inc.	2,803
650		Intel Corp.	13,038
20	@	KLA-Tencor Corp.	830
30		Linear Technology Corp.	1,087
30		Maxim Integrated Products, Inc.	1,269
40	@	National Semiconductor Corp.	620
10	@	Qlogic Corp.	296
70		Texas Instruments, Inc.	1,490

			23,963

		Software: 0.1%
20		Adobe Systems, Inc.	989
20		Autodesk, Inc.	973
60		Automatic Data Processing, Inc.	2,479
40	@	BMC Software, Inc.	632
20	@	Citrix Systems, Inc.	350
60		Computer Associates Intl., Inc.	1,578
80	@	Compuware Corp.	412
30	@	Electronic Arts, Inc.	1,380
91		First Data Corp.	3,959
15	@	Fiserv, Inc.	523
40		IMS Health, Inc.	957
20	@	Intuit, Inc.	908
1,100		Microsoft Corp.	30,416

PORTFOLIO OF INVESTMENTS
ING GET Series L	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Software: 0.1% (continued)
30	@	Novell, Inc.	$189
900	@	Oracle Corp.	10,152
40	@	PeopleSoft, Inc.	794
60	@	Siebel Systems, Inc.	452
50	@	Veritas Software Corp.	890

			58,033

		Telecommunications: 0.2%
60		Alltel Corp.	3,295
36		AT&T Corp.	516
50	@	Avaya, Inc.	697
200		BellSouth Corp.	5,424
10		CenturyTel, Inc.	342
690	@	Cisco Systems, Inc.	12,488
30		Citizens Communications Co.	402
20	@	Comverse Technology, Inc.	377
140	@	Corning, Inc.	1,551
420	@	Lucent Technologies, Inc.	1,331
320		Motorola, Inc.	5,773
120	@	Nextel Communications, Inc.	2,861
160		Qualcomm, Inc.	6,246
370		SBC Communications, Inc.	9,602
20		Scientific-Atlanta, Inc.	518
60		Sprint Corp.	1,208
50	@	Tellabs, Inc.	460
300		Verizon Communications, Inc.	11,813

			64,904

		Textiles: 0.0%
20		Cintas Corp.	841

			841

		Toys/Games/Hobbies: 0.0%
20		Hasbro, Inc.	376
40		Mattel, Inc.	725

			1,101

		Transportation: 0.0%
40		Burlington Northern Santa Fe Corp.	1,532
20		CSX Corp.	664
50		FedEx Corp.	4,285
50		Norfolk Southern Corp.	1,487
10		Ryder System, Inc.	470
10		Union Pacific Corp.	586
110		United Parcel Service, Inc.	8,352

			17,376

		Total Common Stock
		(Cost $1,063,627)	1,084,235

PORTFOLIO OF INVESTMENTS
ING GET Series L	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 57.0%
		Federal Home Loan Mortgage Corporation: 26.4%
$15,000,000		2.600%, due 03/14/06		$14,447,895

				14,447,895

		Federal National Mortgage Association: 15.2%
4,715,000		2.610%, due 11/15/05 STRIP		4,578,571
3,879,000		2.690%, due 01/15/06 STRIP		3,746,680

				8,325,251

		Other: 15.4%
4,608,000		FICO STRIP, 2.630%, due 03/07/06		4,438,190
4,126,000		FICO STRIP, 2.670%, due 04/06/06		3,963,531

				8,401,721

		Total U.S. Government Agency Obligations
		(Cost $30,344,108)		31,174,867

U.S. TREASURY OBLIGATIONS: 17.8%
		U.S. Treasury STRIP: 17.8%
10,076,000		2.330%, due 02/15/06		9,762,062

		Total U.S. Treasury Obligations
		(Cost $9,826,825)		9,762,062

OTHER BONDS: 22.9%
		Sovereign: 22.9%
3,115,000		Israel Trust, 2.880%, due 05/15/06		2,974,280
10,000,000		Turkey Trust, 2.880%, due 05/15/06		9,548,250

		Total Other Bonds
		(Cost $12,432,020)		12,522,530

		Total Long-Term Investments
		(Cost $53,666,580)		54,503,694

SHORT-TERM INVESTMENTS: 0.5%
		Repurchase Agreement: 0.5%
271,000		Goldman Sachs Repurchase Agreement dated 09/30/04, 1.860% due 10/01/04, $271,014 to be received upon repurchase (Collateralized by $265,000 Federal Home Loan Mortgage Corporation, 4.875%, Market Value plus accrued interest $277,381, due 11/15/13).		271,000

		Total Short-Term Investments
		(Cost $271,000)		271,000

		Total Investments In Securities
		(Cost $53,937,580)*	100.2%	$54,814,694
		Other Assets and Liabilities—Net	(0.2)	(86,870)

		Net Assets	100.0%	$54,727,824

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities

	*	Cost for federal income tax purposes is $54,059,388.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$864,593
		Gross Unrealized Depreciation		(109,287)

		Net Unrealized Appreciation		$755,306

PORTFOLIO OF INVESTMENTS
ING GET Series M	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 5.0%
		Advertising: 0.0%
170	@	Interpublic Group of Cos., Inc.	$1,800
70		Omnicom Group, Inc.	5,115

			6,915

		Aerospace/Defense: 0.1%
540		Boeing Co.	27,874
130		General Dynamics Corp.	13,273
50		Goodrich Corp.	1,568
170		Lockheed Martin Corp.	9,483
130		Northrop Grumman Corp.	6,933
160		Raytheon Co.	6,077
70		Rockwell Collins, Inc.	2,600
190		United Technologies Corp.	17,742

			85,550

		Agriculture: 0.1%
770		Altria Group, Inc.	36,221
120		Monsanto Co.	4,370
60		Reynolds American, Inc.	4,082
60		UST, Inc.	2,416

			47,089

		Airlines: 0.0%
110		Southwest Airlines Co.	1,498

			1,498

		Apparel: 0.0%
100	@	Coach, Inc.	4,242
70		Jones Apparel Group, Inc.	2,506
40		Liz Claiborne, Inc.	1,509
160		Nike, Inc.	12,608
20		Reebok Intl. Ltd.	734
70		VF Corp.	3,462

			25,061

		Auto Manufacturers: 0.0%
1,180		Ford Motor Co.	16,579
80		General Motors Corp.	3,398
92		PACCAR, Inc.	6,359

			26,336

		Auto Parts and Equipment: 0.0%
60		Dana Corp.	1,061
120	@	Goodyear Tire & Rubber Co.	1,289
70		Johnson Controls, Inc.	3,977

			6,327

		Banks: 0.3%
140		AmSouth Bancorp	3,416
1,516		Bank of America Corp.	65,689
210		BB&T Corp.	8,335
90		Comerica, Inc.	5,342
40		First Horizon National Corp.	1,734
80		Huntington Bancshares, Inc.	1,993
210		Keycorp	6,636
40		M & T Bank Corp.	3,828
90		Marshall & Ilsley Corp.	3,627
160		Mellon Financial Corp.	4,430
330		National City Corp.	12,745
30		North Fork Bancorporation, Inc.	1,334
80		Northern Trust Corp.	3,264

PORTFOLIO OF INVESTMENTS
ING GET Series M	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Banks: 0.3% (continued)
100		PNC Financial Services Group, Inc.	$5,410
174		Regions Financial Corp.	5,752
120		SouthTrust Corp.	4,999
120		State Street Corp.	5,125
110		SunTrust Banks, Inc.	7,745
120		Synovus Financial Corp.	3,138
290		The Bank of New York Co., Inc.	8,459
930		U.S. Bancorp	26,877
660		Wachovia Corp.	30,987
630		Wells Fargo & Co.	37,567
30		Zions Bancorporation	1,831

			260,263

		Beverages: 0.1%
300		Anheuser-Busch Cos., Inc.	14,985
50		Brown-Forman Corp.	2,290
900		Coca-Cola Co.	36,045
180		Coca-Cola Enterprises, Inc.	3,402
100		Pepsi Bottling Group, Inc.	2,715
640		PepsiCo, Inc.	31,136

			90,573

		Biotechnology: 0.0%
191	@	Amgen, Inc.	10,826
130	@	Biogen IDEC, Inc.	7,952
70	@	Chiron Corp.	3,094
30	@	Genzyme Corp.	1,632

			23,504

		Building Materials: 0.0%
110	@	American Standard Cos., Inc.	4,280
270		Masco Corp.	9,323
50		Vulcan Materials Co.	2,548

			16,151

		Chemicals: 0.1%
80		Air Products & Chemicals, Inc.	4,350
20		Ashland, Inc.	1,122
350		Dow Chemical Co.	15,813
380		E.I. du Pont de Nemours & Co.	16,263
30		Eastman Chemical Co.	1,427
110		Ecolab, Inc.	3,458
60		Engelhard Corp.	1,701
30		International Flavors & Fragrances, Inc.	1,146
100		PPG Industries, Inc.	6,128
140		Praxair, Inc.	5,984
100		Rohm & Haas Co.	4,297
60		Sherwin-Williams Co.	2,638
30		Sigma-Aldrich Corp.	1,740

			66,067

		Commercial Services: 0.0%
70	@	Apollo Group, Inc.	5,135
520		Cendant Corp.	11,231
30		Deluxe Corp.	1,231
50		Equifax, Inc.	1,318
90		H&R Block, Inc.	4,448
110		McKesson Corp.	2,822
60		Moody’s Corp.	4,395
140		Paychex, Inc.	4,221

PORTFOLIO OF INVESTMENTS
ING GET Series M	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.0% (continued)
80		Robert Half Intl., Inc.	$2,062
80		R.R. Donnelley & Sons Co.	2,506

			39,369

		Computers: 0.2%
50	@	Affiliated Computer Services, Inc.	2,784
200	@	Apple Computer, Inc.	7,750
70	@	Computer Sciences Corp.	3,297
1,270	@	Dell, Inc.	45,212
80		Electronic Data Systems Corp.	1,551
900	@	EMC Corp.	10,386
100	@	Gateway, Inc.	495
1,138		Hewlett-Packard Co.	21,338
630		International Business Machines Corp.	54,015
501	@	Lexmark Intl., Inc.	4,201
40	@	NCR Corp.	1,984
140	@	Network Appliance, Inc.	3,220
1,210	@	Sun Microsystems, Inc.	4,888
110	@	Sungard Data Systems, Inc.	2,615
150	@	Unisys Corp.	1,548

			165,284

		Cosmetics/Personal Care: 0.2%
60		Alberto-Culver Co.	2,609
170		Avon Products, Inc.	7,426
200		Colgate-Palmolive Co.	9,036
510		Gillette Co.	21,287
250		Kimberly-Clark Corp.	16,148
1,620		Procter & Gamble Co.	87,674

			144,180

		Distribution/Wholesale: 0.0%
70		Genuine Parts Co.	2,687
60		W.W. Grainger, Inc.	3,459

			6,146

		Diversified Financial Services: 0.5%
480		American Express Co.	24,701
40		Bear Stearns Cos., Inc.	3,847
90		Capital One Financial Corp.	6,651
1,920		Citigroup, Inc.	84,709
358		Countrywide Financial Corp.	14,102
140	@	E*TRADE Financial Corp.	1,599
360		Fannie Mae	22,824
20		Federated Investors, Inc.	569
40		Franklin Resources, Inc.	2,230
180		Goldman Sachs Group, Inc.	16,783
1,302		J.P. Morgan Chase & Co.	51,728
90		Janus Capital Group, Inc.	1,225
100		Lehman Brothers Holdings, Inc.	7,972
475		MBNA Corp.	11,970
360		Merrill Lynch & Co., Inc.	17,899
410		Morgan Stanley	20,213
100	@	Providian Financial Corp.	1,554
170		SLM Corp.	7,582
20		T. Rowe Price Group, Inc.	1,019

			299,177

		Electric: 0.1%
400	@	AES Corp.	3,996
30		Ameren Corp.	1,385

PORTFOLIO OF INVESTMENTS
ING GET Series M	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Electric: 0.1% (continued)
150		American Electric Power Co., Inc.	$4,794
170		CenterPoint Energy, Inc.	1,761
30		Cinergy Corp.	1,188
90		Consolidated Edison, Inc.	3,784
70		Constellation Energy Group, Inc.	2,789
120		Dominion Resources, Inc.	7,830
70		DTE Energy Co.	2,953
450		Duke Energy Corp.	10,300
130		Edison Intl.	3,446
30		Entergy Corp.	1,818
250		Exelon Corp.	9,172
120		FirstEnergy Corp.	4,930
70		FPL Group, Inc.	4,782
160	@	PG&E Corp.	4,864
40		Pinnacle West Capital Corp.	1,660
90		PPL Corp.	4,246
90		Progress Energy, Inc.	3,811
270		Southern Co.	8,095
90		TECO Energy, Inc.	1,218
190		TXU Corp.	9,105
150		Xcel Energy, Inc.	2,598

			100,525

		Electrical Components and Equipment: 0.0%
160		Emerson Electric Co.	9,902

			9,902

		Electronics: 0.0%
190	@	Agilent Technologies, Inc.	4,098
80		Applera Corp. – Applied Biosystems Group	1,510
50	@	Fisher Scientific Intl., Inc.	2,917
80	@	Jabil Circuit, Inc.	1,840
70		Parker Hannifin Corp.	4,120
50		PerkinElmer, Inc.	861
180	@	Sanmina-SCI Corp.	1,269
580	@	Solectron Corp.	2,871
60	@	Thermo Electron Corp.	1,621
50	@	Waters Corp.	2,205

			23,312

		Engineering and Construction: 0.0%
30		Fluor Corp.	1,336

			1,336

		Entertainment: 0.0%
130		International Game Technology	4,674

			4,674

		Environmental Control: 0.0%
220		Waste Management, Inc.	6,015

			6,015

		Federal Home Loan Mortgage Corporation: 0.0%
260		Freddie Mac	16,962

			16,962

		Food: 0.1%
140		Albertson’s, Inc.	3,350
235		Archer-Daniels-Midland Co.	3,990
60		Campbell Soup Co.	1,577
200		ConAgra Foods, Inc.	5,142
140		General Mills, Inc.	6,286

PORTFOLIO OF INVESTMENTS
ING GET Series M	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Food: 0.1% (continued)
90		Hershey Foods Corp.	$4,204
130		H.J. Heinz Co.	4,683
160		Kellogg Co.	6,826
110	@	Kroger Co.	1,707
60		McCormick & Co., Inc.	2,060
300		Sara Lee Corp.	6,858
100		SUPERVALU, Inc.	2,755
90		Sysco Corp.	2,693
110		Wm. Wrigley Jr. Co.	6,965

			59,096

		Forest Products and Paper: 0.0%
130		Georgia-Pacific Corp.	4,674
200		International Paper Co.	8,081
60		Louisiana-Pacific Corp.	1,557
80		MeadWestvaco Corp.	2,552
30		Temple-Inland, Inc.	2,015
90		Weyerhaeuser Co.	5,983

			24,862

		Gas: 0.0%
60		KeySpan Corp.	2,352
110		Sempra Energy	3,981

			6,333

		Hand/Machine Tools: 0.0%
50		Black & Decker Corp.	3,872
20		Snap-On, Inc.	551
40		Stanley Works	1,701

			6,124

		Healthcare-Products: 0.2%
30		Bausch & Lomb, Inc.	1,994
90		Baxter Intl., Inc.	2,894
120		Becton Dickinson & Co.	6,204
90		Biomet, Inc.	4,219
310	@	Boston Scientific Corp.	12,316
50		CR Bard, Inc.	2,832
50		Guidant Corp.	3,302
1,470		Johnson & Johnson	82,805
450		Medtronic, Inc.	23,355
70	@	St. Jude Medical, Inc.	5,269
60		Stryker Corp.	2,885
130	@	Zimmer Holdings, Inc.	10,275

			158,350

		Healthcare-Services: 0.1%
100		Aetna, Inc.	9,993
70	@	Anthem, Inc.	6,108
70		HCA, Inc.	2,671
100	@	Humana, Inc.	1,998
70		Manor Care, Inc.	2,097
30		Quest Diagnostics, Inc.	2,647
420		UnitedHealth Group, Inc.	30,970
100	@	WellPoint Health Networks, Inc.	10,509

			66,993

		Home Builders: 0.0%
40		Centex Corp.	2,018

			2,018

PORTFOLIO OF INVESTMENTS
ING GET Series M	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Home Furnishings: 0.0%
70		Leggett & Platt, Inc.	$1,967
30		Whirlpool Corp.	1,803

			3,770

		Household Products/Wares: 0.0%
40		Avery Dennison Corp.	2,631
110		Clorox Co.	5,863
50		Fortune Brands, Inc.	3,705

			12,199

		Housewares: 0.0%
100		Newell Rubbermaid, Inc.	2,004

			2,004

		Insurance: 0.3%
180	@@	ACE Ltd.	7,211
190		Aflac, Inc.	7,450
440		Allstate Corp.	21,115
40		AMBAC Financial Group, Inc.	3,198
950		American Intl. Group, Inc.	64,590
120		AON Corp.	3,449
120		Chubb Corp.	8,434
90		Cigna Corp.	6,267
66		Cincinnati Financial Corp.	2,721
110		Hartford Financial Services Group, Inc.	6,812
50		Jefferson-Pilot Corp.	2,483
90		Lincoln National Corp.	4,230
90		Loews Corp.	5,265
190		Marsh & McLennan Cos., Inc.	8,694
60		MBIA, Inc.	3,493
470		MetLife, Inc.	18,165
50		MGIC Investment Corp.	3,328
50		Principal Financial Group, Inc.	1,799
80		Progressive Corp.	6,780
330		Prudential Financial, Inc.	15,522
70		Safeco Corp.	3,196
240		St. Paul Travelers Cos., Inc.	7,934
50		Torchmark Corp.	2,659
120		UnumProvident Corp.	1,883
70	@@	XL Capital Ltd.	5,179

			221,857

		Internet: 0.1%
240	@	eBay, Inc.	22,066
190	@	Symantec Corp.	10,427
490	@	Yahoo!, Inc.	16,616

			49,109

		Iron/Steel: 0.0%
30		Nucor Corp.	2,741
60		United States Steel Corp.	2,257

			4,998

		Leisure Time: 0.0%
40		Brunswick Corp.	1,830
230		Carnival Corp.	10,877
110		Harley-Davidson, Inc.	6,538
50		Sabre Holdings Corp. – Class A	1,227

			20,472

PORTFOLIO OF INVESTMENTS
ING GET Series M	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Lodging: 0.0%
40		Harrah’s Entertainment, Inc.	$2,119
140		Hilton Hotels Corp.	2,638
80		Marriott Intl., Inc.	4,157
70		Starwood Hotels & Resorts Worldwide, Inc.	3,249

			12,163

		Machinery-Construction and Mining: 0.0%
50		Caterpillar, Inc.	4,023

			4,023

		Machinery-Diversified: 0.0%
20		Cummins, Inc.	1,478
90		Deere & Co.	5,809
70		Rockwell Automation, Inc.	2,709

			9,996

		Media: 0.2%
90		Clear Channel Communications, Inc.	2,805
820	@	Comcast Corp.	23,157
30		Dow Jones & Co., Inc.	1,218
100		Gannett Co., Inc.	8,376
20		Knight-Ridder, Inc.	1,309
100		McGraw-Hill Cos., Inc.	7,969
20		Meredith Corp.	1,028
50		New York Times Co.	1,955
1,710	@	Time Warner, Inc.	27,598
130		Tribune Co.	5,350
50	@	Univision Communications, Inc.	1,581
650		Viacom, Inc.	21,814
770		Walt Disney Co.	17,364

			121,524

		Mining: 0.0%
140		Alcoa, Inc.	4,702
50		Phelps Dodge Corp.	4,602

			9,304

		Miscellaneous Manufacturing: 0.3%
290		3M Co.	23,191
30		Cooper Industries Ltd.	1,770
120		Danaher Corp.	6,154
80		Dover Corp.	3,110
110		Eastman Kodak Co.	3,544
60		Eaton Corp.	3,805
3,900		General Electric Co.	130,962
320		Honeywell Intl., Inc.	11,475
120		Illinois Tool Works, Inc.	11,180
60	@@	Ingersoll-Rand Co.	4,078
40		ITT Industries, Inc.	3,200
80		Pall Corp.	1,958
60		Textron, Inc.	3,856
750	@@	Tyco Intl. Ltd.	22,995

			231,278

		Office/Business Equipment: 0.0%
90		Pitney Bowes, Inc.	3,969
290	@	Xerox Corp.	4,083

			8,052

		Oil and Gas: 0.4%
30		Amerada Hess Corp.	2,670
80		Anadarko Petroleum Corp.	5,309

PORTFOLIO OF INVESTMENTS
ING GET Series M	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 0.4% (continued)
108		Apache Corp.	$5,412
220		Burlington Resources, Inc.	8,976
1,340		ChevronTexaco Corp.	71,877
254		ConocoPhillips	21,044
140		Devon Energy Corp.	9,941
40		EOG Resources, Inc.	2,634
2,410		Exxon Mobil Corp.	116,474
50		Kerr-McGee Corp.	2,863
160		Marathon Oil Corp.	6,605
40	@, @@	Nabors Industries Ltd.	1,894
50	@	Noble Corp.	2,248
150		Occidental Petroleum Corp.	8,390
40		Sunoco, Inc.	2,959
130		Unocal Corp.	5,590
70		Valero Energy Corp.	5,615

			280,501

		Oil and Gas Services: 0.0%
120		Baker Hughes, Inc.	5,246
50		BJ Services Co.	2,621
220		Schlumberger Ltd.	14,808

			22,675

		Packaging and Containers: 0.0%
40		Ball Corp.	1,497
50		Bemis Co.	1,329
70	@	Pactiv Corp.	1,628
40	@	Sealed Air Corp.	1,854

			6,308

		Pharmaceuticals: 0.3%
570		Abbott Laboratories	24,145
50		Allergan, Inc.	3,628
40		AmerisourceBergen Corp.	2,148
710		Bristol-Myers Squibb Co.	16,806
70		Cardinal Health, Inc.	3,064
230	@	Caremark Rx, Inc.	7,376
420		Eli Lilly & Co.	25,221
30	@	Express Scripts, Inc.	1,960
140	@	Forest Laboratories, Inc.	6,297
160	@	Gilead Sciences, Inc.	5,981
50	@	Hospira, Inc.	1,530
93	@	King Pharmaceuticals, Inc.	1,110
100	@	Medco Health Solutions, Inc.	3,090
830		Merck & Co., Inc.	27,390
2,792		Pfizer, Inc.	85,435
210		Schering-Plough Corp.	4,003
490		Wyeth	18,326

			237,510

		Pipelines: 0.0%
20		Kinder Morgan, Inc.	1,256
170		Williams Cos., Inc.	2,057

			3,313

		Real Estate Investment Trusts: 0.0%
60		Equity Office Properties Trust	1,635
40		Equity Residential	1,240
70		Plum Creek Timber Co., Inc.	2,452

PORTFOLIO OF INVESTMENTS
ING GET Series M	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Real Estate Investment Trusts: 0.0% (continued)
60		ProLogis	$2,114
80		Simon Property Group, Inc.	4,291

			11,732

		Retail: 0.5%
110	@	Bed Bath & Beyond, Inc.	4,082
120		Best Buy Co., Inc.	6,509
100		Circuit City Stores, Inc.	1,534
290		Costco Wholesale Corp.	12,052
150		CVS Corp.	6,320
60		Darden Restaurants, Inc.	1,399
120		Dollar General Corp.	2,418
70		Federated Department Stores, Inc.	3,180
580		Gap, Inc.	10,846
1,110		Home Depot, Inc.	43,511
180		J.C. Penney Co., Inc. Holding Co.	6,350
50	@	Kohl’s Corp.	2,410
240		Limited Brands, Inc.	5,350
290		Lowe’s Cos., Inc.	15,762
120		May Department Stores Co.	3,076
620		McDonald’s Corp.	17,378
80		Nordstrom, Inc.	3,059
120	@	Office Depot, Inc.	1,804
50		RadioShack Corp.	1,432
300		Staples, Inc.	8,946
150	@	Starbucks Corp.	6,819
350		Target Corp.	15,838
190		TJX Cos., Inc.	4,188
70	@	Toys R US, Inc.	1,242
1,570		Wal-Mart Stores, Inc.	83,523
510		Walgreen Co.	18,272
80		Wendy’s Intl., Inc.	2,688
110		Yum! Brands, Inc.	4,473

			294,461

		Savings and Loans: 0.0%
60		Golden West Financial Corp.	6,657
130		Sovereign Bancorp, Inc.	2,837
330		Washington Mutual, Inc.	12,896

			22,390

		Semiconductors: 0.1%
180	@	Altera Corp.	3,523
140		Analog Devices, Inc.	5,429
620	@	Applied Materials, Inc.	10,224
2,400		Intel Corp.	48,143
70	@	KLA-Tencor Corp.	2,904
110		Linear Technology Corp.	3,986
120		Maxim Integrated Products, Inc.	5,075
140	@	National Semiconductor Corp.	2,169
40	@	Qlogic Corp.	1,184
260		Texas Instruments, Inc.	5,533

			88,170

		Software: 0.3%
90		Adobe Systems, Inc.	4,452
70		Autodesk, Inc.	3,404
220		Automatic Data Processing, Inc.	9,090
140	@	BMC Software, Inc.	2,213

PORTFOLIO OF INVESTMENTS
ING GET Series M	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Software: 0.3% (continued)
70	@	Citrix Systems, Inc.	$1,226
210		Computer Associates Intl., Inc.	5,523
270	@	Compuware Corp.	1,391
120	@	Electronic Arts, Inc.	5,519
327		First Data Corp.	14,225
80	@	Fiserv, Inc.	2,789
140		IMS Health, Inc.	3,349
70	@	Intuit, Inc.	3,178
10	@	Mercury Interactive Corp.	349
4,020		Microsoft Corp.	111,154
120	@	Novell, Inc.	757
3,290	@	Oracle Corp.	37,111
140	@	PeopleSoft, Inc.	2,779
210	@	Siebel Systems, Inc.	1,583
170	@	Veritas Software Corp.	3,026

			213,118

		Telecommunications: 0.3%
210		Alltel Corp.	11,531
126		AT&T Corp.	1,804
170	@	Avaya, Inc.	2,370
750		BellSouth Corp.	20,340
50		CenturyTel, Inc.	1,712
2,520	@	Cisco Systems, Inc.	45,611
110		Citizens Communications Co.	1,473
70	@	Comverse Technology, Inc.	1,318
490	@	Corning, Inc.	5,429
1,540	@	Lucent Technologies, Inc.	4,882
1,180		Motorola, Inc.	21,287
420	@	Nextel Communications, Inc.	10,013
600		Qualcomm, Inc.	23,424
1,340		SBC Communications, Inc.	34,773
100		Scientific-Atlanta, Inc.	2,592
230		Sprint Corp.	4,630
250	@	Tellabs, Inc.	2,298
1,110		Verizon Communications, Inc.	43,712

			239,199

		Textiles: 0.0%
70		Cintas Corp.	2,943

			2,943

		Toys/Games/Hobbies: 0.0%
90		Hasbro, Inc.	1,692
150		Mattel, Inc.	2,720

			4,412

		Transportation: 0.1%
140		Burlington Northern Santa Fe Corp.	5,363
80		CSX Corp.	2,656
190		FedEx Corp.	16,281
190		Norfolk Southern Corp.	5,651
40		Ryder System, Inc.	1,882
40		Union Pacific Corp.	2,344
420		United Parcel Service, Inc.	31,886

			66,063

		Total Common Stock
		(Cost $3,817,680)	3,999,536

PORTFOLIO OF INVESTMENTS
ING GET Series M	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 81.4%
		Federal Home Loan Bank: 29.8%
$25,000,000		2.820%, due 06/13/06		$23,840,649

				23,840,649

		Federal Home Loan Mortgage Corporation: 9.9%
2,538,000		2.600%, due 03/15/06		2,444,091
5,800,000		2.760%, due 07/15/06		5,523,155

				7,967,246

		Federal National Mortgage Association: 29.7%
25,000,000		2.890%, due 06/13/06		23,811,100

				23,811,100

		Other 12.0%
2,962,000		FICO STRIP, 2.670%, due 04/06/06		2,845,365
6,979,000		Tennessee Valley Authority, 2.640%,
		due 01/15/06		6,745,560

				9,590,925

		Total U.S. Government Agency Obligations
		(Cost $63,108,251)		65,209,920

U.S. TREASURY OBLIGATIONS: 4.1%
		U.S. Treasury STRIP: 4.1%
3,433,000		2.540%, due 05/15/06		3,301,616

		Total U.S. Treasury Obligations
		(Cost $3,307,397)		3,301,616

OTHER BONDS: 9.0%
		Sovereign: 9.0%
5,984,000		Israel Trust, 2.880%, due 05/15/06		5,713,673
1,560,000		Turkey Trust, 2.880%, due 05/15/06		1,489,527

		Total Other Bonds
		(Cost $7,046,558)		7,203,200

		Total Long-Term Investments
		(Cost $77,279,886)		79,714,272

SHORT-TERM INVESTMENTS: 0.6%
		Repurchase Agreement: 0.6%
450,000		Goldman Sachs Repurchase Agreement dated 09/30/04, 1.860% due 10/01/04, $450,023 to be received upon repurchase (Collateralized by $475,000 Federal Home Loan Mortgage Corporation, 4.000%, Market Value plus accrued interest $459,325, due 06/12/13).		450,000

		Total Short-Term Investments
		(Cost $450,000)		450,000

		Total Investments In Securities
		(Cost $77,729,886)*	100.1%	$80,164,272
		Other Assets and Liabilities—Net	(0.1)	(89,211)

		Net Assets	100.0%	$80,075,061

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities

	*	Cost for federal income tax purposes is $78,764,386.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,545,132
		Gross Unrealized Depreciation		(145,246)

		Net Unrealized Appreciation		$1,399,886

PORTFOLIO OF INVESTMENTS
ING GET Series N	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 14.9%
		Advertising: 0.0%
590	@	Interpublic Group of Cos., Inc.	$6,248
220		Omnicom Group, Inc.	16,073

			22,321

		Aerospace/Defense: 0.3%
1,700		Boeing Co.	87,754
390		General Dynamics Corp.	39,819
150		Goodrich Corp.	4,704
540		Lockheed Martin Corp.	30,121
440		Northrop Grumman Corp.	23,465
500		Raytheon Co.	18,990
200		Rockwell Collins, Inc.	7,428
610		United Technologies Corp.	56,962

			269,243

		Agriculture: 0.2%
2,440		Altria Group, Inc.	114,777
330		Monsanto Co.	12,019
180		Reynolds American, Inc.	12,247
200		UST, Inc.	8,052

			147,095

		Airlines: 0.0%
360		Southwest Airlines Co.	4,903

			4,903

		Apparel: 0.1%
300	@	Coach, Inc.	12,726
240		Jones Apparel Group, Inc.	8,592
200		Liz Claiborne, Inc.	7,544
510		Nike, Inc.	40,188
90		Reebok Intl. Ltd.	3,305
220		VF Corp.	10,879

			83,234

		Auto Manufacturers: 0.1%
3,670		Ford Motor Co.	51,564
280		General Motors Corp.	11,894
330		PACCAR, Inc.	22,810

			86,268

		Auto Parts and Equipment: 0.0%
200		Dana Corp.	3,538
220		Johnson Controls, Inc.	12,498

			16,036

		Banks: 1.1%
420		AmSouth Bancorp	10,248
4,778		Bank of America Corp.	207,032
660		BB&T Corp.	26,195
220		Comerica, Inc.	13,057
170		First Horizon National Corp.	7,371
340		Huntington Bancshares, Inc.	8,469
560		Keycorp	17,696
140		M & T Bank Corp.	13,398
310		Marshall & Ilsley Corp.	12,493
460		Mellon Financial Corp.	12,737
1,070		National City Corp.	41,323
160		North Fork Bancorporation, Inc.	7,112
260		Northern Trust Corp.	10,608
330		PNC Financial Services Group, Inc.	17,853

PORTFOLIO OF INVESTMENTS
ING GET Series N	as of September 30, 2004 (Unaudited)

Shares			Value

		Banks: 1.1% (continued)
558		Regions Financial Corp.	$18,447
430		SouthTrust Corp.	17,914
400		State Street Corp.	17,084
320		SunTrust Banks, Inc.	22,531
380		Synovus Financial Corp.	9,937
880		The Bank of New York Co., Inc.	25,670
2,950		U.S. Bancorp	85,255
2,050		Wachovia Corp.	96,248
2,000		Wells Fargo & Co.	119,260
140		Zions Bancorporation	8,546

			826,484

		Beverages: 0.3%
60		Adolph Coors Co.	4,075
950		Anheuser-Busch Cos., Inc.	47,453
120		Brown-Forman Corp.	5,496
2,810		Coca-Cola Co.	112,540
570		Coca-Cola Enterprises, Inc.	10,773
430		Pepsi Bottling Group, Inc.	11,675
2,010		PepsiCo, Inc.	97,786

			289,798

		Biotechnology: 0.1%
592	@	Amgen, Inc.	33,555
390	@	Biogen IDEC, Inc.	23,856
280	@	Chiron Corp.	12,376
100	@	Genzyme Corp.	5,441

			75,228

		Building Materials: 0.1%
360	@	American Standard Cos., Inc.	14,008
870		Masco Corp.	30,040
150		Vulcan Materials Co.	7,643

			51,691

		Chemicals: 0.2%
260		Air Products & Chemicals, Inc.	14,139
80		Ashland, Inc.	4,486
1,170		Dow Chemical Co.	52,861
1,200		E.I. du Pont de Nemours & Co.	51,360
100		Eastman Chemical Co.	4,755
280		Ecolab, Inc.	8,803
220		Engelhard Corp.	6,237
110		International Flavors & Fragrances, Inc.	4,202
270		PPG Industries, Inc.	16,546
420		Praxair, Inc.	17,951
300		Rohm & Haas Co.	12,891
190		Sherwin-Williams Co.	8,352
100		Sigma-Aldrich Corp.	5,800

			208,383

		Commercial Services: 0.2%
200	@	Apollo Group, Inc.	14,674
1,610		Cendant Corp.	34,775
30		Deluxe Corp.	1,231
200		Equifax, Inc.	5,272
370		H&R Block, Inc.	18,285
340		McKesson Corp.	8,721
160		Moody’s Corp.	11,720
570		Paychex, Inc.	17,186

PORTFOLIO OF INVESTMENTS
ING GET Series N	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.2% (continued)
290		Robert Half Intl., Inc.	$7,473
280		R.R. Donnelley & Sons Co.	8,770

			128,107

		Computers: 0.6%
160	@	Affiliated Computer Services, Inc.	8,907
630	@	Apple Computer, Inc.	24,413
240	@	Computer Sciences Corp.	11,304
3,950	@	Dell, Inc.	140,620
240		Electronic Data Systems Corp.	4,654
2,820	@	EMC Corp.	32,543
420	@	Gateway, Inc.	2,079
3,686		Hewlett-Packard Co.	69,113
1,980		International Business Machines Corp.	169,764
190	@	Lexmark Intl., Inc.	15,962
100	@	NCR Corp.	4,959
420	@	Network Appliance, Inc.	9,660
3,830	@	Sun Microsystems, Inc.	15,473
350	@	Sungard Data Systems, Inc.	8,320
420	@	Unisys Corp.	4,334

			522,105

		Cosmetics/Personal Care: 0.5%
105		Alberto-Culver Co.	4,565
540		Avon Products, Inc.	23,587
600		Colgate-Palmolive Co.	27,108
1,600		Gillette Co.	66,784
810		Kimberly-Clark Corp.	52,318
5,150		Procter & Gamble Co.	278,719

			453,081

		Distribution/Wholesale: 0.0%
180		Genuine Parts Co.	6,908
200		W.W. Grainger, Inc.	11,530

			18,438

		Diversified Financial Services: 1.2%
1,520		American Express Co.	78,219
120		Bear Stearns Cos., Inc.	11,540
260		Capital One Financial Corp.	19,214
6,080		Citigroup, Inc.	268,249
1,098		Countrywide Financial Corp.	43,250
460	@	E*Trade Financial Corp.	5,253
1,150		Fannie Mae	72,910
120		Federated Investors, Inc.	3,413
120		Franklin Resources, Inc.	6,691
570		Goldman Sachs Group, Inc.	53,147
300		Janus Capital Group, Inc.	4,083
4,188		JP Morgan Chase & Co.	166,389
330		Lehman Brothers Holdings, Inc.	26,308
1,460		MBNA Corp.	36,792
1,110		Merrill Lynch & Co., Inc.	55,189
1,310		Morgan Stanley	64,583
500	@	Providian Financial Corp.	7,770
540		SLM Corp.	24,084
50		T. Rowe Price Group, Inc.	2,547

			949,631

		Electric: 0.4%
1,330	@	AES Corp.	13,287
100		Ameren Corp.	4,615

PORTFOLIO OF INVESTMENTS
ING GET Series N	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Electric: 0.4% (continued)
540		American Electric Power Co., Inc.	$17,258
380		CenterPoint Energy, Inc.	3,937
80		Cinergy Corp.	3,168
300		Consolidated Edison, Inc.	12,612
200		Constellation Energy Group, Inc.	7,968
380		Dominion Resources, Inc.	24,795
220		DTE Energy Co.	9,282
1,420		Duke Energy Corp.	32,505
490		Edison Intl.	12,990
110		Entergy Corp.	6,667
780		Exelon Corp.	28,618
380		FirstEnergy Corp.	15,610
260		FPL Group, Inc.	17,763
510	@	PG&E Corp.	15,504
100		Pinnacle West Capital Corp.	4,150
200		PPL Corp.	9,436
280		Progress Energy, Inc.	11,855
880		Southern Co.	26,382
620		TXU Corp.	29,710
630		Xcel Energy, Inc.	10,912

			319,024

		Electrical Components and Equipment: 0.0%
500		Emerson Electric Co.	30,945

			30,945

		Electronics: 0.1%
540	@	Agilent Technologies, Inc.	11,649
370		Applera Corp. – Applied Biosystems Group	6,982
140	@	Fisher Scientific Intl., Inc.	8,166
300	@	Jabil Circuit, Inc.	6,900
140		Parker Hannifin Corp.	8,240
220		PerkinElmer, Inc.	3,788
1,020	@	Sanmina-SCI Corp.	7,191
920	@	Solectron Corp.	4,554
120		Tektronix, Inc.	3,990
190	@	Thermo Electron Corp.	5,134
160	@	Waters Corp.	7,056

			73,650

		Engineering and Construction: 0.0%
100		Fluor Corp.	4,452

			4,452

		Entertainment: 0.0%
480		International Game Technology	17,256

			17,256

		Environmental Control: 0.0%
720		Waste Management, Inc.	19,685

			19,685

		Federal Home Loan Mortgage Corporation: 0.1%
790		Freddie Mac	51,540

			51,540

		Food: 0.2%
430		Albertson’s, Inc.	10,290
740		Archer-Daniels-Midland Co.	12,565
180		Campbell Soup Co.	4,732
600		ConAgra Foods, Inc.	15,426
440		General Mills, Inc.	19,756

PORTFOLIO OF INVESTMENTS
ING GET Series N	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Food: 0.2% (continued)
320		Hershey Foods Corp.	$14,947
400		H.J. Heinz Co.	14,408
440		Kellogg Co.	18,770
340	@	Kroger Co.	5,277
180		McCormick & Co., Inc.	6,181
910		Sara Lee Corp.	20,803
190		SUPERVALU, Inc.	5,235
300		Sysco Corp.	8,976
340		Wm. Wrigley Jr. Co.	21,525

			178,891

		Forest Products and Paper: 0.1%
440		Georgia-Pacific Corp.	15,818
610		International Paper Co.	24,651
180		Louisiana-Pacific Corp.	4,671
240		MeadWestvaco Corp.	7,656
60		Temple-Inland, Inc.	4,029
280		Weyerhaeuser Co.	18,614

			75,439

		Gas: 0.0%
190		KeySpan Corp.	7,448
330		Sempra Energy	11,943

			19,391

		Hand/Machine Tools: 0.0%
140		Black & Decker Corp.	10,842
80		Snap-On, Inc.	2,205
110		Stanley Works	4,678

			17,725

		Healthcare-Products: 0.6%
80		Bausch & Lomb, Inc.	5,316
280		Baxter Intl., Inc.	9,005
390		Becton Dickinson & Co.	20,163
340		Biomet, Inc.	15,939
960	@	Boston Scientific Corp.	38,141
120		CR Bard, Inc.	6,796
160		Guidant Corp.	10,566
4,720		Johnson & Johnson	265,878
1,390		Medtronic, Inc.	72,141
190	@	St. Jude Medical, Inc.	14,301
180		Stryker Corp.	8,654
400	@	Zimmer Holdings, Inc.	31,616

			498,516

		Healthcare-Services: 0.2%
310		Aetna, Inc.	30,978
220	@	Anthem, Inc.	19,195
220		HCA, Inc.	8,393
280	@	Humana, Inc.	5,594
120		Manor Care, Inc.	3,595
40		Quest Diagnostics, Inc.	3,529
1,320		UnitedHealth Group, Inc.	97,337
310	@	WellPoint Health Networks, Inc.	32,578

			201,199

		Home Builders: 0.0%
140		Centex Corp.	7,065
60		KB Home	5,069

			12,134

PORTFOLIO OF INVESTMENTS
ING GET Series N	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Home Furnishings: 0.0%
250		Leggett & Platt, Inc.	$7,025
70		Whirlpool Corp.	4,206

			11,231

		Household Products/Wares: 0.0%
140		Avery Dennison Corp.	9,209
340		Clorox Co.	18,122
200		Fortune Brands, Inc.	14,818

			42,149

		Housewares: 0.0%
340		Newell Rubbermaid, Inc.	6,814

			6,814

		Insurance: 0.8%
600	@@	ACE Ltd.	24,036
600		Aflac, Inc.	23,526
1,390		Allstate Corp.	66,705
130		AMBAC Financial Group, Inc.	10,394
3,030		American Intl. Group, Inc.	206,009
340		AON Corp.	9,772
400		Chubb Corp.	28,111
290		Cigna Corp.	20,193
199		Cincinnati Financial Corp.	8,203
340		Hartford Financial Services Group, Inc.	21,056
170		Jefferson-Pilot Corp.	8,442
300		Lincoln National Corp.	14,100
220		Loews Corp.	12,870
610		Marsh & McLennan Cos., Inc.	27,914
190		MBIA, Inc.	11,060
1,490		MetLife, Inc.	57,588
120		MGIC Investment Corp.	7,986
150		Principal Financial Group, Inc.	5,396
250		Progressive Corp.	21,188
1,040		Prudential Financial, Inc.	48,921
210		Safeco Corp.	9,587
760		St. Paul Travelers Cos., Inc.	25,126
150		Torchmark Corp.	7,977
380		UnumProvident Corp.	5,962
230	@@	XL Capital Ltd.	17,018

			699,140

		Internet: 0.2%
740	@	eBay, Inc.	68,036
600	@	Symantec Corp.	32,928
1,540	@	Yahoo!, Inc.	52,221

			153,185

		Iron/Steel: 0.0%
100		Nucor Corp.	9,137
160		United States Steel Corp.	6,019

			15,156

		Leisure Time: 0.1%
90		Brunswick Corp.	4,118
720		Carnival Corp.	34,050
350		Harley-Davidson, Inc.	20,804
180		Sabre Holdings Corp. – Class A	4,415

			63,387

PORTFOLIO OF INVESTMENTS
ING GET Series N	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Lodging: 0.0%
160		Harrah’s Entertainment, Inc.	$8,477
420		Hilton Hotels Corp.	7,913
280		Marriott Intl., Inc.	14,549
220		Starwood Hotels & Resorts Worldwide, Inc.	10,212

			41,151

		Machinery-Construction and Mining: 0.0%
150		Caterpillar, Inc.	12,068

			12,068

		Machinery-Diversified: 0.0%
60		Cummins, Inc.	4,433
300		Deere & Co.	19,365
200		Rockwell Automation, Inc.	7,740

			31,538

		Media: 0.4%
300		Clear Channel Communications, Inc.	9,351
2,620	@	Comcast Corp.	73,989
80		Dow Jones & Co., Inc.	3,249
310		Gannett Co., Inc.	25,966
90		Knight-Ridder, Inc.	5,891
300		McGraw-Hill Cos., Inc.	23,907
80		Meredith Corp.	4,110
170		New York Times Co.	6,647
5,450	@	Time Warner, Inc.	87,962
360		Tribune Co.	14,814
140	@	Univision Communications, Inc.	4,425
2,010		Viacom, Inc.	67,456
2,450		Walt Disney Co.	55,248

			383,015

		Mining: 0.0%
450		Alcoa, Inc.	15,116
170		Phelps Dodge Corp.	15,645

			30,761

		Miscellaneous Manufacturing: 0.9%
920		3M Co.	73,572
100		Cooper Industries Ltd.	5,900
360		Danaher Corp.	18,461
260		Dover Corp.	10,106
320		Eastman Kodak Co.	10,310
180		Eaton Corp.	11,414
12,400		General Electric Co.	416,393
990		Honeywell Intl., Inc.	35,501
380		Illinois Tool Works, Inc.	35,405
200	@@	Ingersoll-Rand Co.	13,594
100		ITT Industries, Inc.	7,999
140		Pall Corp.	3,427
170		Textron, Inc.	10,926
2,370	@@	Tyco Intl. Ltd.	72,664

			725,672

		Office/Business Equipment: 0.0%
290		Pitney Bowes, Inc.	12,789
910	@	Xerox Corp.	12,813

			25,602

		Oil and Gas: 1.2%
90		Amerada Hess Corp.	8,010
280		Anadarko Petroleum Corp.	18,581

PORTFOLIO OF INVESTMENTS
ING GET Series N	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 1.2% (continued)
370		Apache Corp.	$18,541
760		Burlington Resources, Inc.	31,008
4,210		ChevronTexaco Corp.	225,824
801		ConocoPhillips	66,363
450		Devon Energy Corp.	31,955
140		EOG Resources, Inc.	9,219
7,670		Exxon Mobil Corp.	370,690
190		Kerr-McGee Corp.	10,878
480		Marathon Oil Corp.	19,814
70	@, @@	Nabors Industries Ltd.	3,315
160	@	Noble Corp.	7,192
480		Occidental Petroleum Corp.	26,846
140		Sunoco, Inc.	10,357
410		Unocal Corp.	17,630
260		Valero Energy Corp.	20,855

			897,078

		Oil and Gas Services: 0.1%
380		Baker Hughes, Inc.	16,614
180		BJ Services Co.	9,434
700		Schlumberger Ltd.	47,116

			73,164

		Packaging and Containers: 0.0%
200		Ball Corp.	7,486
180		Bemis Co.	4,784
290	@	Pactiv Corp.	6,743
170	@	Sealed Air Corp.	7,879

			26,892

		Pharmaceuticals: 0.9%
1,820		Abbott Laboratories	77,095
140		Allergan, Inc.	10,157
120		AmerisourceBergen Corp.	6,445
2,240		Bristol-Myers Squibb Co.	53,021
200		Cardinal Health, Inc.	8,754
740	@	Caremark Rx, Inc.	23,732
1,320		Eli Lilly & Co.	79,266
100	@	Express Scripts, Inc.	6,534
410	@	Forest Laboratories, Inc.	18,442
520	@	Gilead Sciences, Inc.	19,438
180	@	Hospira, Inc.	5,508
350	@	King Pharmaceuticals, Inc.	4,179
410	@	Medco Health Solutions, Inc.	12,669
2,640		Merck & Co., Inc.	87,120
8,870		Pfizer, Inc.	271,421
680		Schering-Plough Corp.	12,961
1,530		Wyeth	57,222

			753,964

		Pipelines: 0.0%
50		Kinder Morgan, Inc.	3,141
610		Williams Cos., Inc.	7,381

			10,522

		Real Estate Investment Trusts: 0.0%
200		Equity Office Properties Trust	5,450
200		Plum Creek Timber Co., Inc.	7,006
200		ProLogis	7,048
250		Simon Property Group, Inc.	13,408

			32,912

PORTFOLIO OF INVESTMENTS
ING GET Series N	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Retail: 1.2%
350	@	Bed Bath & Beyond, Inc.	$12,989
380		Best Buy Co., Inc.	20,611
280		Circuit City Stores, Inc.	4,295
910		Costco Wholesale Corp.	37,820
470		CVS Corp.	19,801
200		Darden Restaurants, Inc.	4,664
400		Dollar General Corp.	8,060
280		Federated Department Stores, Inc.	12,720
1,820		Gap, Inc.	34,034
3,510		Home Depot, Inc.	137,592
580		J.C. Penney Co., Inc. Holding Co.	20,462
160	@	Kohl’s Corp.	7,710
740		Limited Brands, Inc.	16,495
920		Lowe’s Cos., Inc.	50,002
480		May Department Stores Co.	12,302
1,970		McDonald’s Corp.	55,219
260		Nordstrom, Inc.	9,942
520	@	Office Depot, Inc.	7,816
300		RadioShack Corp.	8,592
920		Staples, Inc.	27,434
450	@	Starbucks Corp.	20,457
1,050		Target Corp.	47,513
560		TJX Cos., Inc.	12,342
320	@	Toys R US, Inc.	5,677
5,050		Wal-Mart Stores, Inc.	268,661
2,040		Walgreen Co.	73,093
200		Wendy’s Intl., Inc.	6,720
340		Yum! Brands, Inc.	13,824

			956,847

		Savings and Loans: 0.1%
170		Golden West Financial Corp.	18,862
380		Sovereign Bancorp, Inc.	8,292
1,070		Washington Mutual, Inc.	41,815

			68,969

		Semiconductors: 0.3%
430	@	Altera Corp.	8,415
430		Analog Devices, Inc.	16,675
1,990	@	Applied Materials, Inc.	32,815
7,660		Intel Corp.	153,660
220	@	KLA-Tencor Corp.	9,126
360		Linear Technology Corp.	13,046
380		Maxim Integrated Products, Inc.	16,070
440	@	National Semiconductor Corp.	6,816
800		Texas Instruments, Inc.	17,024

			273,647

		Software: 0.8%
280		Adobe Systems, Inc.	13,852
190		Autodesk, Inc.	9,240
720		Automatic Data Processing, Inc.	29,750
420	@	BMC Software, Inc.	6,640
290	@	Citrix Systems, Inc.	5,081
680		Computer Associates Intl., Inc.	17,884
600	@	Compuware Corp.	3,090
340	@	Electronic Arts, Inc.	15,637
1,063		First Data Corp.	46,241

PORTFOLIO OF INVESTMENTS
ING GET Series N	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Software: 0.8% (continued)
240	@	Fiserv, Inc.	$8,366
450		IMS Health, Inc.	10,764
220	@	Intuit, Inc.	9,988
50	@	Mercury Interactive Corp.	1,744
12,770		Microsoft Corp.	353,090
460	@	Novell, Inc.	2,903
10,440	@	Oracle Corp.	117,763
340	@	PeopleSoft, Inc.	6,749
900	@	Siebel Systems, Inc.	6,786
480	@	Veritas Software Corp.	8,544

			674,112

		Telecommunications: 1.0%
670		Alltel Corp.	36,790
410		AT&T Corp.	5,871
470	@	Avaya, Inc.	6,552
2,360		BellSouth Corp.	64,003
170		CenturyTel, Inc.	5,821
8,100	@	Cisco Systems, Inc.	146,609
300		Citizens Communications Co.	4,017
320	@	Comverse Technology, Inc.	6,026
1,640	@	Corning, Inc.	18,171
4,900	@	Lucent Technologies, Inc.	15,533
3,720		Motorola, Inc.	67,109
1,290	@	Nextel Communications, Inc.	30,754
1,860		Qualcomm, Inc.	72,614
4,250		SBC Communications, Inc.	110,288
290		Scientific-Atlanta, Inc.	7,517
740		Sprint Corp.	14,896
460	@	Tellabs, Inc.	4,227
3,570		Verizon Communications, Inc.	140,587

			757,385

		Textiles: 0.0%
180		Cintas Corp.	7,567

			7,567

		Toys/Games/Hobbies: 0.0%
300		Hasbro, Inc.	5,640
500		Mattel, Inc.	9,065

			14,705

		Transportation: 0.2%
410		Burlington Northern Santa Fe Corp.	15,707
260		CSX Corp.	8,632
610		FedEx Corp.	52,271
480		Norfolk Southern Corp.	14,275
60		Ryder System, Inc.	2,822
120		Union Pacific Corp.	7,032
1,340		United Parcel Service, Inc.	101,733

			202,472

		Total Common Stock
		(Cost $11,675,239)	12,662,998

PORTFOLIO OF INVESTMENTS
ING GET Series N	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

CORPORATE BONDS/NOTES: 4.9%
		Diversified Financial Services: 4.9%
$4,000,000		General Electric Capital Corp., 5.000%, due 06/15/07		$4,186,268

		Total Corporate Bonds/Notes
		(Cost $4,121,705)		4,186,268

U.S. GOVERNMENT AGENCY OBLIGATIONS: 71.9%
		Federal Home Loan Bank: 33.1%
30,000,000		2.950%, due 09/15/06		28,338,209

				28,338,209

		Federal Home Loan Mortgage Corporation: 16.7%
11,250,000		2.760%, due 07/15/06		10,713,015
3,750,000		3.000%, due 01/15/07		3,505,620

				14,218,635

		Federal National Mortgage Association: 22.1%
20,000,000		3.030%, due 09/15/06		18,863,340

				18,863,340

		Total U.S. Government Agency Obligations
		(Cost $59,989,593)		61,420,184

U.S. TREASURY OBLIGATIONS: 7.4%
		U.S. Treasury STRIP: 7.4%
6,580,000		2.750%, due 08/15/06		6,277,452

		Total U.S. Treasury Obligations
		(Cost $6,249,379)		6,277,452

		Total Long-Term Investments
		(Cost $82,035,916)		84,546,902

SHORT-TERM INVESTMENTS: 0.9%
		Repurchase Agreement: 0.9%
727,000		Goldman Sachs Repurchase Agreement dated 09/30/04, 1.860% due 10/01/04, $727,038 to be received upon repurchase (Collateralized by $767,000 Federal Home Loan Mortgage Corporation, 4.000%, Market Value plus accrued interest $741,689, due 06/12/13).		727,000

		Total Short-Term Investments
		(Cost $727,000)		727,000

		Total Investments In Securities
		(Cost $82,762,916)*	100.0%	$85,273,902
		Other Assets and Liabilities—Net	0.0	(23,997)

		Net Assets	100.0%	$85,249,905

	@	Non-income producing security
	@@	Foreign issuer

	*	Cost for federal income tax purposes is $83,471,241.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,140,413
		Gross Unrealized Depreciation		(337,752)

		Net Unrealized Appreciation		$1,802,661

PORTFOLIO OF INVESTMENTS
ING GET Series P	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 9.5%
		Advertising: 0.0%
190	@	Interpublic Group of Cos., Inc.	$2,012
230		Omnicom Group, Inc.	16,804

			18,816

		Aerospace/Defense: 0.2%
1,790		Boeing Co.	92,401
400		General Dynamics Corp.	40,840
200		Goodrich Corp.	6,272
550		Lockheed Martin Corp.	30,679
480		Northrop Grumman Corp.	25,598
530		Raytheon Co.	20,129
210		Rockwell Collins, Inc.	7,799
630		United Technologies Corp.	58,829

			282,547

		Agriculture: 0.1%
2,510		Altria Group, Inc.	118,071
350		Monsanto Co.	12,747
160		Reynolds American, Inc.	10,886
200		UST, Inc.	8,052

			149,756

		Airlines: 0.0%
380		Southwest Airlines Co.	5,176

			5,176

		Apparel: 0.1%
320	@	Coach, Inc.	13,574
260		Jones Apparel Group, Inc.	9,308
210		Liz Claiborne, Inc.	7,921
540		Nike, Inc.	42,553
100		Reebok Intl. Ltd.	3,672
200		VF Corp.	9,890

			86,918

		Auto Manufacturers: 0.1%
3,740		Ford Motor Co.	52,548
280		General Motors Corp.	11,894
287		PACCAR, Inc.	19,837

			84,279

		Auto Parts and Equipment: 0.0%
300		Dana Corp.	5,307
240		Johnson Controls, Inc.	13,634

			18,941

		Banks: 0.6%
420		AmSouth Bancorp	10,248
4,994		Bank of America Corp.	216,391
700		BB&T Corp.	27,783
300		Comerica, Inc.	17,805
190		First Horizon National Corp.	8,238
410		Huntington Bancshares, Inc.	10,213
690		Keycorp	21,804
140		M & T Bank Corp.	13,398
280		Marshall & Ilsley Corp.	11,284
520		Mellon Financial Corp.	14,399
1,120		National City Corp.	43,254
100		North Fork Bancorporation, Inc.	4,445
280		Northern Trust Corp.	11,424
350		PNC Financial Services Group, Inc.	18,935

PORTFOLIO OF INVESTMENTS
ING GET Series P	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Banks: 0.6% (continued)
585		Regions Financial Corp.	$19,340
380		SouthTrust Corp.	15,831
410		State Street Corp.	17,511
340		SunTrust Banks, Inc.	23,939
410		Synovus Financial Corp.	10,722
920		The Bank of New York Co., Inc.	26,836
3,110		U.S. Bancorp	89,879
2,160		Wachovia Corp.	101,412
2,050		Wells Fargo & Co.	122,242
110		Zions Bancorporation	6,714

			864,047

		Beverages: 0.2%
60		Adolph Coors Co.	4,075
1,000		Anheuser-Busch Cos., Inc.	49,950
160		Brown-Forman Corp.	7,328
3,060		Coca-Cola Co.	122,553
550		Coca-Cola Enterprises, Inc.	10,395
460		Pepsi Bottling Group, Inc.	12,489
2,080		PepsiCo, Inc.	101,192

			307,982

		Biotechnology: 0.1%
624	@	Amgen, Inc.	35,368
410	@	Biogen IDEC, Inc.	25,080
330	@	Chiron Corp.	14,586
100	@	Genzyme Corp.	5,441
80	@	Millipore Corp.	3,828

			84,303

		Building Materials: 0.0%
280	@	American Standard Cos., Inc.	10,895
910		Masco Corp.	31,422
120		Vulcan Materials Co.	6,114

			48,431

		Chemicals: 0.2%
280		Air Products & Chemicals, Inc.	15,226
140		Ashland, Inc.	7,851
1,160		Dow Chemical Co.	52,409
1,260		E.I. du Pont de Nemours & Co.	53,928
150		Eastman Chemical Co.	7,133
330		Ecolab, Inc.	10,375
190		Engelhard Corp.	5,387
110		International Flavors & Fragrances, Inc.	4,202
310		PPG Industries, Inc.	18,997
420		Praxair, Inc.	17,951
290		Rohm & Haas Co.	12,461
200		Sherwin-Williams Co.	8,792
100		Sigma-Aldrich Corp.	5,800

			220,512

		Commercial Services: 0.1%
230	@	Apollo Group, Inc.	16,875
1,680		Cendant Corp.	36,287
30		Deluxe Corp.	1,231
210		Equifax, Inc.	5,536
390		H&R Block, Inc.	19,274
360		McKesson Corp.	9,234
170		Moody’s Corp.	12,453

PORTFOLIO OF INVESTMENTS
ING GET Series P	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.1% (continued)
600		Paychex, Inc.	$18,090
230		Robert Half Intl., Inc.	5,927
250		R.R. Donnelley & Sons Co.	7,830

			132,737

		Computers: 0.4%
160	@	Affiliated Computer Services, Inc.	8,907
650	@	Apple Computer, Inc.	25,188
240	@	Computer Sciences Corp.	11,304
4,160	@	Dell, Inc.	148,095
240		Electronic Data Systems Corp.	4,654
2,990	@	EMC Corp.	34,505
320	@	Gateway, Inc.	1,584
3,729		Hewlett-Packard Co.	69,919
2,070		International Business Machines Corp.	177,481
160	@	Lexmark Intl., Inc.	13,442
110	@	NCR Corp.	5,455
610	@	Network Appliance, Inc.	14,030
4,040	@	Sun Microsystems, Inc.	16,322
370	@	Sungard Data Systems, Inc.	8,795
460	@	Unisys Corp.	4,747

			544,428

		Cosmetics/Personal Care: 0.3%
135		Alberto-Culver Co.	5,870
560		Avon Products, Inc.	24,461
650		Colgate-Palmolive Co.	29,367
1,680		Gillette Co.	70,123
850		Kimberly-Clark Corp.	54,902
5,380		Procter & Gamble Co.	291,165

			475,888

		Distribution/Wholesale: 0.0%
200		Genuine Parts Co.	7,676
150		W.W. Grainger, Inc.	8,648

			16,324

		Diversified Financial Services: 0.8%
1,560		American Express Co.	80,278
120		Bear Stearns Cos., Inc.	11,540
280		Capital One Financial Corp.	20,692
6,400		Citigroup, Inc.	282,368
1,118		Countrywide Financial Corp.	44,038
750	@	E*TRADE Financial Corp.	8,565
1,190		Fannie Mae	75,446
50		Federated Investors, Inc.	1,422
130		Franklin Resources, Inc.	7,249
600		Goldman Sachs Group, Inc.	55,944
4,348		J.P. Morgan Chase & Co.	172,746
120		Janus Capital Group, Inc.	1,633
360		Lehman Brothers Holdings, Inc.	28,699
1,585		MBNA Corp.	39,942
1,170		Merrill Lynch & Co., Inc.	58,172
1,380		Morgan Stanley	68,034
430	@	Providian Financial Corp.	6,682
550		SLM Corp.	24,530
60		T. Rowe Price Group, Inc.	3,056

			991,036

PORTFOLIO OF INVESTMENTS
ING GET Series P	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Electric: 0.2%
1,370	@	AES Corp.	$13,686
90		Ameren Corp.	4,154
520		American Electric Power Co., Inc.	16,619
520		CenterPoint Energy, Inc.	5,387
200		Cinergy Corp.	7,920
320		Consolidated Edison, Inc.	13,453
200		Constellation Energy Group, Inc.	7,968
400		Dominion Resources, Inc.	26,100
220		DTE Energy Co.	9,282
1,500		Duke Energy Corp.	34,335
420		Edison Intl.	11,134
110		Entergy Corp.	6,667
800		Exelon Corp.	29,352
400		FirstEnergy Corp.	16,432
230		FPL Group, Inc.	15,714
510	@	PG&E Corp.	15,504
40		Pinnacle West Capital Corp.	1,660
220		PPL Corp.	10,380
310		Progress Energy, Inc.	13,125
890		Southern Co.	26,682
660		TXU Corp.	31,627
730		Xcel Energy, Inc.	12,644

			329,825

		Electrical Components and Equipment: 0.0%
520		Emerson Electric Co.	32,183

			32,183

		Electronics: 0.1%
580	@	Agilent Technologies, Inc.	12,510
210		Applera Corp. – Applied Biosystems Group	3,963
160	@	Fisher Scientific Intl., Inc.	9,333
240	@	Jabil Circuit, Inc.	5,520
220		Parker Hannifin Corp.	12,948
140		PerkinElmer, Inc.	2,411
1,030	@	Sanmina-SCI Corp.	7,262
1,540	@	Solectron Corp.	7,623
130		Tektronix, Inc.	4,323
300	@	Thermo Electron Corp.	8,106
130	@	Waters Corp.	5,733

			79,732

		Engineering and Construction: 0.0%
120		Fluor Corp.	5,342

			5,342

		Entertainment: 0.0%
420		International Game Technology	15,099

			15,099

		Environmental Control: 0.0%
720		Waste Management, Inc.	19,685

			19,685

		Federal Home Loan Mortgage Corporation: 0.0%
840		Freddie Mac	54,802

			54,802

		Food: 0.1%
440		Albertson’s, Inc.	10,529
790		Archer-Daniels-Midland Co.	13,414
200		Campbell Soup Co.	5,258

PORTFOLIO OF INVESTMENTS
ING GET Series P	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Food: 0.1% (continued)
670		ConAgra Foods, Inc.	$17,226
460		General Mills, Inc.	20,654
300		Hershey Foods Corp.	14,013
440		H.J. Heinz Co.	15,849
500		Kellogg Co.	21,330
360	@	Kroger Co.	5,587
160		McCormick & Co., Inc.	5,494
990		Sara Lee Corp.	22,631
190		SUPERVALU, Inc.	5,235
320		Sysco Corp.	9,574
350		Wm. Wrigley Jr. Co.	22,159

			188,953

		Forest Products and Paper: 0.1%
440		Georgia-Pacific Corp.	15,818
620		International Paper Co.	25,054
200		Louisiana-Pacific Corp.	5,190
240		MeadWestvaco Corp.	7,656
100		Temple-Inland, Inc.	6,715
300		Weyerhaeuser Co.	19,944

			80,377

		Gas: 0.0%
190		KeySpan Corp.	7,448
270		Sempra Energy	9,771

			17,219

		Hand/Machine Tools: 0.0%
150		Black & Decker Corp.	11,616
100		Snap-On, Inc.	2,756
130		Stanley Works	5,529

			19,901

		Healthcare-Products: 0.4%
70		Bausch & Lomb, Inc.	4,652
300		Baxter Intl., Inc.	9,648
420		Becton Dickinson & Co.	21,714
290		Biomet, Inc.	13,595
1,010	@	Boston Scientific Corp.	40,127
200		CR Bard, Inc.	11,326
160		Guidant Corp.	10,566
4,960		Johnson & Johnson	279,397
1,480		Medtronic, Inc.	76,812
210	@	St. Jude Medical, Inc.	15,807
200		Stryker Corp.	9,616
410	@	Zimmer Holdings, Inc.	32,406

			525,666

		Healthcare-Services: 0.2%
320		Aetna, Inc.	31,978
230	@	Anthem, Inc.	20,068
240		HCA, Inc.	9,156
280	@	Humana, Inc.	5,594
200		Manor Care, Inc.	5,992
60		Quest Diagnostics, Inc.	5,293
1,340		UnitedHealth Group, Inc.	98,811
320	@	WellPoint Health Networks, Inc.	33,629

			210,521

PORTFOLIO OF INVESTMENTS
ING GET Series P	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Home Builders: 0.0%
140		Centex Corp.	$7,065
60		KB Home	5,069

			12,134

		Home Furnishings: 0.0%
270		Leggett & Platt, Inc.	7,587
80		Whirlpool Corp.	4,807

			12,394

		Household Products/Wares: 0.0%
100		Avery Dennison Corp.	6,578
270		Clorox Co.	14,391
170		Fortune Brands, Inc.	12,595

			33,564

		Housewares: 0.0%
360		Newell Rubbermaid, Inc.	7,214

			7,214

		Insurance: 0.5%
570	@@	ACE Ltd.	22,834
610		Aflac, Inc.	23,918
1,470		Allstate Corp.	70,544
130		AMBAC Financial Group, Inc.	10,394
3,180		American Intl. Group, Inc.	216,207
390		AON Corp.	11,209
420		Chubb Corp.	29,518
290		Cigna Corp.	20,193
220		Cincinnati Financial Corp.	9,068
360		Hartford Financial Services Group, Inc.	22,295
170		Jefferson-Pilot Corp.	8,442
290		Lincoln National Corp.	13,630
230		Loews Corp.	13,455
640		Marsh & McLennan Cos., Inc.	29,286
200		MBIA, Inc.	11,642
1,560		MetLife, Inc.	60,294
150		MGIC Investment Corp.	9,983
170		Principal Financial Group, Inc.	6,115
270		Progressive Corp.	22,883
1,090		Prudential Financial, Inc.	51,274
240		Safeco Corp.	10,956
800		St. Paul Travelers Cos., Inc.	26,448
160		Torchmark Corp.	8,509
400		UnumProvident Corp.	6,276
220	@@	XL Capital Ltd.	16,278

			731,651

		Internet: 0.1%
800	@	eBay, Inc.	73,552
640	@	Symantec Corp.	35,123
1,620	@	Yahoo!, Inc.	54,934

			163,609

		Iron/Steel: 0.0%
100		Nucor Corp.	9,137
230		United States Steel Corp.	8,653

			17,790

PORTFOLIO OF INVESTMENTS
ING GET Series P	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Leisure Time: 0.0%
110		Brunswick Corp.	$5,034
770		Carnival Corp.	36,413
380		Harley-Davidson, Inc.	22,587
160		Sabre Holdings Corp. – Class A	3,925

			67,959

		Lodging: 0.0%
210		Harrah’s Entertainment, Inc.	11,126
440		Hilton Hotels Corp.	8,290
290		Marriott Intl., Inc.	15,068
260		Starwood Hotels & Resorts Worldwide, Inc.	12,069

			46,553

		Machinery-Construction and Mining: 0.0%
170		Caterpillar, Inc.	13,677

			13,677

		Machinery-Diversified: 0.0%
40		Cummins, Inc.	2,956
320		Deere & Co.	20,656
330		Rockwell Automation, Inc.	12,771

			36,383

		Media: 0.3%
320		Clear Channel Communications, Inc.	9,974
2,760	@	Comcast Corp.	77,942
100		Dow Jones & Co., Inc.	4,061
320		Gannett Co., Inc.	26,803
100		Knight-Ridder, Inc.	6,545
320		McGraw-Hill Cos., Inc.	25,501
50		Meredith Corp.	2,569
270		New York Times Co.	10,557
5,530	@	Time Warner, Inc.	89,254
390		Tribune Co.	16,049
160	@	Univision Communications, Inc.	5,058
2,130		Viacom, Inc.	71,483
2,480		Walt Disney Co.	55,924

			401,720

		Mining: 0.0%
490		Alcoa, Inc.	16,459
150		Phelps Dodge Corp.	13,805

			30,264

		Miscellaneous Manufacturing: 0.5%
970		3M Co.	77,571
130		Cooper Industries Ltd.	7,670
380		Danaher Corp.	19,486
240		Dover Corp.	9,329
350		Eastman Kodak Co.	11,277
180		Eaton Corp.	11,414
13,040		General Electric Co.	437,883
1,040		Honeywell Intl., Inc.	37,294
380		Illinois Tool Works, Inc.	35,405
210	@@	Ingersoll-Rand Co.	14,274
110		ITT Industries, Inc.	8,799
160		Pall Corp.	3,917
160		Textron, Inc.	10,283
2,490	@@	Tyco Intl. Ltd.	76,343

			760,945

PORTFOLIO OF INVESTMENTS
ING GET Series P	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Office/Business Equipment: 0.0%
290		Pitney Bowes, Inc.	$12,789
950	@	Xerox Corp.	13,376

			26,165

		Oil and Gas: 0.7%
100		Amerada Hess Corp.	8,900
290		Anadarko Petroleum Corp.	19,244
404		Apache Corp.	20,244
780		Burlington Resources, Inc.	31,824
4,480		ChevronTexaco Corp.	240,306
841		ConocoPhillips	69,677
490		Devon Energy Corp.	34,795
160		EOG Resources, Inc.	10,536
8,060		Exxon Mobil Corp.	389,539
200		Kerr-McGee Corp.	11,450
560		Marathon Oil Corp.	23,117
70	@, @@	Nabors Industries Ltd.	3,315
130	@	Noble Corp.	5,844
490		Occidental Petroleum Corp.	27,406
110		Sunoco, Inc.	8,138
450		Unocal Corp.	19,350
260		Valero Energy Corp.	20,855

			944,540

		Oil and Gas Services: 0.1%
400		Baker Hughes, Inc.	17,488
200		BJ Services Co.	10,482
680		Schlumberger Ltd.	45,771

			73,741

		Packaging and Containers: 0.0%
220		Ball Corp.	8,234
220		Bemis Co.	5,848
300	@	Pactiv Corp.	6,975
100	@	Sealed Air Corp.	4,635

			25,692

		Pharmaceuticals: 0.6%
1,900		Abbott Laboratories	80,484
160		Allergan, Inc.	11,608
120		AmerisourceBergen Corp.	6,445
2,370		Bristol-Myers Squibb Co.	56,098
220		Cardinal Health, Inc.	9,629
780	@	Caremark Rx, Inc.	25,015
1,370		Eli Lilly & Co.	82,269
140	@	Express Scripts, Inc.	9,148
450	@	Forest Laboratories, Inc.	20,241
520	@	Gilead Sciences, Inc.	19,438
200	@	Hospira, Inc.	6,120
380	@	King Pharmaceuticals, Inc.	4,537
317	@	Medco Health Solutions, Inc.	9,795
2,710		Merck & Co., Inc.	89,430
9,342		Pfizer, Inc.	285,865
720		Schering-Plough Corp.	13,723
1,650		Wyeth	61,710

			791,555

		Pipelines: 0.0%
70		Kinder Morgan, Inc.	4,397
680		Williams Cos., Inc.	8,228

			12,625

PORTFOLIO OF INVESTMENTS
ING GET Series P	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Real Estate Investment Trusts: 0.0%
200		Equity Office Properties Trust	$5,450
230		Plum Creek Timber Co., Inc.	8,057
220		ProLogis	7,753
260		Simon Property Group, Inc.	13,944

			35,204

		Retail: 0.8%
380	@	Bed Bath & Beyond, Inc.	14,102
400		Best Buy Co., Inc.	21,696
350		Circuit City Stores, Inc.	5,369
960		Costco Wholesale Corp.	39,898
480		CVS Corp.	20,222
350		Darden Restaurants, Inc.	8,162
420		Dollar General Corp.	8,463
210		Federated Department Stores, Inc.	9,540
1,880		Gap, Inc.	35,156
3,700		Home Depot, Inc.	145,040
590		J.C. Penney Co., Inc. Holding Co.	20,815
160	@	Kohl’s Corp.	7,710
740		Limited Brands, Inc.	16,495
950		Lowe’s Cos., Inc.	51,633
360		May Department Stores Co.	9,227
2,080		McDonald’s Corp.	58,302
280		Nordstrom, Inc.	10,707
520	@	Office Depot, Inc.	7,816
300		RadioShack Corp.	8,592
1,020		Staples, Inc.	30,416
490	@	Starbucks Corp.	22,275
1,120		Target Corp.	50,680
620		TJX Cos., Inc.	13,665
440	@	Toys R US, Inc.	7,806
5,290		Wal-Mart Stores, Inc.	281,427
2,130		Walgreen Co.	76,318
250		Wendy’s Intl., Inc.	8,400
350		Yum! Brands, Inc.	14,231

			1,004,163

		Savings and Loans: 0.1%
180		Golden West Financial Corp.	19,971
400		Sovereign Bancorp, Inc.	8,728
1,080		Washington Mutual, Inc.	42,206

			70,905

		Semiconductors: 0.2%
470	@	Altera Corp.	9,198
460		Analog Devices, Inc.	17,839
2,090	@	Applied Materials, Inc.	34,464
7,940		Intel Corp.	159,276
230	@	KLA-Tencor Corp.	9,540
400		Linear Technology Corp.	14,496
400		Maxim Integrated Products, Inc.	16,916
420	@	National Semiconductor Corp.	6,506
860		Texas Instruments, Inc.	18,301

			286,536

		Software: 0.5%
290		Adobe Systems, Inc.	14,346
210		Autodesk, Inc.	10,212
730		Automatic Data Processing, Inc.	30,164

PORTFOLIO OF INVESTMENTS
ING GET Series P	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Software: 0.5% (continued)
490	@	BMC Software, Inc.	$7,747
260	@	Citrix Systems, Inc.	4,555
730		Computer Associates Intl., Inc.	19,199
700	@	Compuware Corp.	3,605
360	@	Electronic Arts, Inc.	16,556
1,090		First Data Corp.	47,415
230	@	Fiserv, Inc.	8,018
500		IMS Health, Inc.	11,960
230	@	Intuit, Inc.	10,442
50	@	Mercury Interactive Corp.	1,744
13,430		Microsoft Corp.	371,339
780	@	Novell, Inc.	4,922
10,970	@	Oracle Corp.	123,742
410	@	PeopleSoft, Inc.	8,139
840	@	Siebel Systems, Inc.	6,334
510	@	Veritas Software Corp.	9,078

			709,517

		Telecommunications: 0.6%
720		Alltel Corp.	39,535
436		AT&T Corp.	6,244
500	@	Avaya, Inc.	6,970
2,480		BellSouth Corp.	67,258
260		CenturyTel, Inc.	8,902
8,490	@	Cisco Systems, Inc.	153,668
400		Citizens Communications Co.	5,356
410	@	Comverse Technology, Inc.	7,720
1,620	@	Corning, Inc.	17,950
5,140	@	Lucent Technologies, Inc.	16,294
3,910		Motorola, Inc.	70,536
1,370	@	Nextel Communications, Inc.	32,661
1,960		Qualcomm, Inc.	76,518
4,470		SBC Communications, Inc.	115,997
330		Scientific-Atlanta, Inc.	8,554
780		Sprint Corp.	15,701
530	@	Tellabs, Inc.	4,871
3,750		Verizon Communications, Inc.	147,675

			802,410

		Textiles: 0.0%
190		Cintas Corp.	7,988

			7,988

		Toys/Games/Hobbies: 0.0%
260		Hasbro, Inc.	4,888
520		Mattel, Inc.	9,428

			14,316

		Transportation: 0.2%
460		Burlington Northern Santa Fe Corp.	17,623
280		CSX Corp.	9,296
640		FedEx Corp.	54,842
640		Norfolk Southern Corp.	19,034
60		Ryder System, Inc.	2,822
120		Union Pacific Corp.	7,032
1,380		United Parcel Service, Inc.	104,769

			215,418

		Total Common Stock
		(Cost $12,666,535)	13,268,058

PORTFOLIO OF INVESTMENTS
ING GET Series P	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 72.9%
		Federal Home Loan Mortgage Corporation: 17.6%
$6,250,000		3.000%, due 01/15/07		$5,842,700
20,000,000		3.020%, due 01/26/07		18,673,260

				24,515,960

		Federal National Mortgage Association: 40.1%
60,000,000		3.160%, due 12/15/06		56,033,339

				56,033,339

		Other: 15.2%
13,420,000		FICO STRIP, 2.880%, due 09/07/06		12,702,620
6,210,000		FICO STRIP, 3.000%, due 12/06/06		5,822,881
2,894,000		FICO STRIP, 3.020%, due 12/27/06		2,708,107

				21,233,608

		Total U.S. Government Agency Obligations
		(Cost $99,263,752)		101,782,907

U.S. TREASURY OBLIGATIONS: 3.7%
		U.S. Treasury STRIP: 3.7%
5,518,000		3.040%, due 02/15/07		5,175,448

		Total U.S. Treasury Obligations
		(Cost $5,136,040)		5,175,448

OTHER BONDS: 13.2%
		Sovereign: 13.2%
6,913,000		Israel Trust, 3.140%, due 11/15/06		6,474,750
12,673,000		Turkey Trust, 3.140%, due 11/15/06		11,869,596

		Total Other Bonds
		(Cost $17,869,128)		18,344,346

		Total Long-Term Investments
		(Cost $134,935,455)		138,570,759

SHORT-TERM INVESTMENTS: 0.8%
		Repurchase Agreement: 0.8%
1,065,000		Goldman Sachs Repurchase Agreement dated 09/30/04, 1.860% due 10/01/04, $1,065,055 to be received upon repurchase (Collateralized by $1,124,000 Federal Home Loan Mortgage Corporation, 4.000%, Market Value plus accrued interest $1,086,908, due 06/12/13).		1,065,000

		Total Short-Term Investments
		(Cost $1,065,000)		1,065,000

		Total Investments In Securities
		(Cost $136,000,455)*	100.1%	$139,635,759
		Other Assets and Liabilities—Net	(0.1)	(142,597)

		Net Assets	100.0%	$139,493,162

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities

	*	Cost for federal income tax purposes is $136,332,944.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$3,893,333
		Gross Unrealized Depreciation		(590,518)

		Net Unrealized Appreciation		$3,302,815

PORTFOLIO OF INVESTMENTS
ING GET Series Q	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 15.4%
		Advertising: 0.0%
350	@	Interpublic Group of Cos., Inc.	$3,707
400		Omnicom Group, Inc.	29,224

			32,931

		Aerospace/Defense: 0.3%
3,150		Boeing Co.	162,604
750		General Dynamics Corp.	76,575
400		Goodrich Corp.	12,544
930		Lockheed Martin Corp.	51,875
700		Northrop Grumman Corp.	37,331
1,100		Raytheon Co.	41,778
220		Rockwell Collins, Inc.	8,171
1,130		United Technologies Corp.	105,519

			496,397

		Agriculture: 0.2%
4,420		Altria Group, Inc.	207,917
550		Monsanto Co.	20,031
350		Reynolds American, Inc.	23,814
450		UST, Inc.	18,117

			269,879

		Airlines: 0.0%
650		Southwest Airlines Co.	8,853

			8,853

		Apparel: 0.1%
550	@	Coach, Inc.	23,331
240		Jones Apparel Group, Inc.	8,592
230		Liz Claiborne, Inc.	8,676
1,010		Nike, Inc.	79,587
230		Reebok Intl. Ltd.	8,446
350		VF Corp.	17,308

			145,940

		Auto Manufacturers: 0.1%
6,770		Ford Motor Co.	95,119
500		General Motors Corp.	21,240
595		PACCAR, Inc.	41,126

			157,485

		Auto Parts and Equipment: 0.0%
600		Dana Corp.	10,614
380		Johnson Controls, Inc.	21,588

			32,202

		Banks: 1.1%
1,000		AmSouth Bancorp	24,400
8,840		Bank of America Corp.	383,036
1,100		BB&T Corp.	43,659
500		Comerica, Inc.	29,675
380		First Horizon National Corp.	16,477
450		Huntington Bancshares, Inc.	11,210
1,140		Keycorp	36,024
250		M & T Bank Corp.	23,925
670		Marshall & Ilsley Corp.	27,001
1,100		Mellon Financial Corp.	30,459
1,970		National City Corp.	76,081
150		North Fork Bancorporation, Inc.	6,668
600		Northern Trust Corp.	24,480
750		PNC Financial Services Group, Inc.	40,575

PORTFOLIO OF INVESTMENTS
ING GET Series Q	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Banks: 1.1% (continued)
1,023		Regions Financial Corp.	$33,820
860		SouthTrust Corp.	35,828
680		State Street Corp.	29,043
560		SunTrust Banks, Inc.	39,430
700		Synovus Financial Corp.	18,305
1,600		The Bank of New York Co., Inc.	46,672
5,520		U.S. Bancorp	159,528
3,850		Wachovia Corp.	180,758
3,650		Wells Fargo & Co.	217,649
300		Zions Bancorporation	18,312

			1,553,015

		Beverages: 0.3%
1,710		Anheuser-Busch Cos., Inc.	85,415
300		Brown-Forman Corp.	13,740
5,240		Coca-Cola Co.	209,861
1,350		Coca-Cola Enterprises, Inc.	25,515
580		Pepsi Bottling Group, Inc.	15,747
3,650		PepsiCo, Inc.	177,573

			527,851

		Biotechnology: 0.1%
1,106	@	Amgen, Inc.	62,688
700	@	Biogen IDEC, Inc.	42,819
500	@	Chiron Corp.	22,100
250	@	Genzyme Corp.	13,603

			141,210

		Building Materials: 0.1%
570	@	American Standard Cos., Inc.	22,179
1,450		Masco Corp.	50,068
350		Vulcan Materials Co.	17,833

			90,080

		Chemicals: 0.3%
500		Air Products & Chemicals, Inc.	27,190
200		Ashland, Inc.	11,216
2,200		Dow Chemical Co.	99,395
2,250		E.I. du Pont de Nemours & Co.	96,300
250		Eastman Chemical Co.	11,888
680		Ecolab, Inc.	21,379
350		Engelhard Corp.	9,923
300		International Flavors & Fragrances, Inc.	11,460
600		PPG Industries, Inc.	36,768
680		Praxair, Inc.	29,063
570		Rohm & Haas Co.	24,493
400		Sherwin-Williams Co.	17,584
250		Sigma-Aldrich Corp.	14,500

			411,159

		Commercial Services: 0.2%
420	@	Apollo Group, Inc.	30,815
3,150		Cendant Corp.	68,039
140		Deluxe Corp.	5,743
410		Equifax, Inc.	10,808
700		H&R Block, Inc.	34,594
850		McKesson Corp.	21,803
400		Moody’s Corp.	29,300
1,000		Paychex, Inc.	30,150

PORTFOLIO OF INVESTMENTS
ING GET Series Q	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.2% (continued)
450		Robert Half Intl., Inc.	$11,597
650		R.R. Donnelley & Sons Co.	20,358

			263,207

		Computers: 0.6%
300	@	Affiliated Computer Services, Inc.	16,701
1,050	@	Apple Computer, Inc.	40,688
550	@	Computer Sciences Corp.	25,905
7,420	@	Dell, Inc.	264,152
450		Electronic Data Systems Corp.	8,726
4,950	@	EMC Corp.	57,123
1,000	@	Gateway, Inc.	4,950
6,587		Hewlett-Packard Co.	123,506
3,710		International Business Machines Corp.	318,094
250	@	Lexmark Intl., Inc.	21,003
200	@	NCR Corp.	9,918
1,000	@	Network Appliance, Inc.	23,000
7,150	@	Sun Microsystems, Inc.	28,886
850	@	Sungard Data Systems, Inc.	20,205
1,000	@	Unisys Corp.	10,320

			973,177

		Cosmetics/Personal Care: 0.5%
300		Alberto-Culver Co.	13,044
1,000		Avon Products, Inc.	43,680
1,100		Colgate-Palmolive Co.	49,698
2,980		Gillette Co.	124,385
1,490		Kimberly-Clark Corp.	96,239
9,550		Procter & Gamble Co.	516,846

			843,892

		Distribution/Wholesale: 0.0%
450		Genuine Parts Co.	17,271
300		W.W. Grainger, Inc.	17,295

			34,566

		Diversified Financial Services: 1.2%
2,760		American Express Co.	142,030
280		Bear Stearns Cos., Inc.	26,928
460		Capital One Financial Corp.	33,994
11,380		Citigroup, Inc.	502,085
2,128		Countrywide Financial Corp.	83,822
1,100	@	E*TRADE Financial Corp.	12,562
2,080		Fannie Mae	131,872
300		Federated Investors, Inc.	8,532
200		Franklin Resources, Inc.	11,152
1,050		Goldman Sachs Group, Inc.	97,902
7,681		J.P. Morgan Chase & Co.	305,165
700		Janus Capital Group, Inc.	9,527
620		Lehman Brothers Holdings, Inc.	49,426
2,585		MBNA Corp.	65,142
2,080		Merrill Lynch & Co., Inc.	103,418
2,450		Morgan Stanley	120,785
1,170	@	Providian Financial Corp.	18,182
910		SLM Corp.	40,586
100		T. Rowe Price Group, Inc.	5,094

			1,768,204

		Electric: 0.4%
2,150	@	AES Corp.	21,479
200		Ameren Corp.	9,230

PORTFOLIO OF INVESTMENTS
ING GET Series Q	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Electric: 0.4% (continued)
820		American Electric Power Co., Inc.	$26,207
900		CenterPoint Energy, Inc.	9,324
150		Cinergy Corp.	5,940
550		Consolidated Edison, Inc.	23,122
450		Constellation Energy Group, Inc.	17,928
700		Dominion Resources, Inc.	45,675
350		DTE Energy Co.	14,767
2,650		Duke Energy Corp.	60,658
750		Edison Intl.	19,883
220		Entergy Corp.	13,334
1,350		Exelon Corp.	49,532
700		FirstEnergy Corp.	28,756
350		FPL Group, Inc.	23,912
870	@	PG&E Corp.	26,448
250		Pinnacle West Capital Corp.	10,375
450		PPL Corp.	21,231
670		Progress Energy, Inc.	28,368
1,430		Southern Co.	42,871
1,050		TXU Corp.	50,315
850		Xcel Energy, Inc.	14,722

			564,077

		Electrical Components and Equipment: 0.0%
830		Emerson Electric Co.	51,369

			51,369

		Electronics: 0.1%
1,250	@	Agilent Technologies, Inc.	26,962
640		Applera Corp. – Applied Biosystems Group	12,077
250	@	Fisher Scientific Intl., Inc.	14,583
460	@	Jabil Circuit, Inc.	10,580
300		Parker Hannifin Corp.	17,657
250		PerkinElmer, Inc.	4,305
1,250	@	Sanmina-SCI Corp.	8,813
2,200	@	Solectron Corp.	10,890
150		Tektronix, Inc.	4,988
500	@	Thermo Electron Corp.	13,510
350	@	Waters Corp.	15,435

			139,800

		Engineering and Construction: 0.0%
200		Fluor Corp.	8,904

			8,904

		Entertainment: 0.0%
650		International Game Technology	23,368

			23,368

		Environmental Control: 0.0%
1,120		Waste Management, Inc.	30,621

			30,621

		Federal Home Loan Mortgage Corporation: 0.1%
1,500		Freddie Mac	97,860

			97,860

		Food: 0.2%
1,000		Albertson’s, Inc.	23,930
1,380		Archer-Daniels-Midland Co.	23,432
350		Campbell Soup Co.	9,202
1,050		ConAgra Foods, Inc.	26,996
750		General Mills, Inc.	33,675

PORTFOLIO OF INVESTMENTS
ING GET Series Q	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Food: 0.2% (continued)
700		Hershey Foods Corp.	$32,697
950		H.J. Heinz Co.	34,219
1,020		Kellogg Co.	43,513
600	@	Kroger Co.	9,312
400		McCormick & Co., Inc.	13,736
1,530		Sara Lee Corp.	34,976
350		SUPERVALU, Inc.	9,643
550		Sysco Corp.	16,456
700		Wm. Wrigley Jr. Co.	44,316

			356,103

		Forest Products and Paper: 0.1%
950		Georgia-Pacific Corp.	34,153
1,170		International Paper Co.	47,279
350		Louisiana-Pacific Corp.	9,083
550		MeadWestvaco Corp.	17,545
150		Temple-Inland, Inc.	10,073
550		Weyerhaeuser Co.	36,563

			154,696

		Gas: 0.0%
430		KeySpan Corp.	16,856
480		Sempra Energy	17,371

			34,227

		Hand/Machine Tools: 0.0%
280		Black & Decker Corp.	21,683
100		Snap-On, Inc.	2,756
230		Stanley Works	9,782

			34,221

		Healthcare-Products: 0.6%
200		Bausch & Lomb, Inc.	13,290
550		Baxter Intl., Inc.	17,688
900		Becton Dickinson & Co.	46,530
550		Biomet, Inc.	25,784
1,880	@	Boston Scientific Corp.	74,692
300		CR Bard, Inc.	16,989
370		Guidant Corp.	24,435
8,850		Johnson & Johnson	498,520
2,650		Medtronic, Inc.	137,535
480	@	St. Jude Medical, Inc.	36,130
350		Stryker Corp.	16,828
750	@	Zimmer Holdings, Inc.	59,280

			967,701

		Healthcare-Services: 0.2%
550		Aetna, Inc.	54,962
410	@	Anthem, Inc.	35,773
400		HCA, Inc.	15,260
700	@	Humana, Inc.	13,986
300		Manor Care, Inc.	8,988
100		Quest Diagnostics, Inc.	8,822
2,460		UnitedHealth Group, Inc.	181,399
550	@	WellPoint Health Networks, Inc.	57,800

			376,990

		Home Builders: 0.0%
290		Centex Corp.	14,633
150		KB Home	12,674

			27,307

PORTFOLIO OF INVESTMENTS
ING GET Series Q	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Home Furnishings: 0.0%
230		Leggett & Platt, Inc.	$6,463
200		Whirlpool Corp.	12,018

			18,481

		Household Products/Wares: 0.0%
300		Avery Dennison Corp.	19,734
540		Clorox Co.	28,782
260		Fortune Brands, Inc.	19,263

			67,779

		Housewares: 0.0%
650		Newell Rubbermaid, Inc.	13,026

			13,026

		Insurance: 0.9%
980	@@	ACE Ltd.	39,259
1,010		Aflac, Inc.	39,602
2,600		Allstate Corp.	124,773
230		AMBAC Financial Group, Inc.	18,389
5,750		American Intl. Group, Inc.	390,942
850		AON Corp.	24,429
660		Chubb Corp.	46,385
480		Cigna Corp.	33,422
525		Cincinnati Financial Corp.	21,641
650		Hartford Financial Services Group, Inc.	40,255
420		Jefferson-Pilot Corp.	20,857
550		Lincoln National Corp.	25,850
400		Loews Corp.	23,400
1,150		Marsh & McLennan Cos., Inc.	52,624
320		MBIA, Inc.	18,627
2,800		MetLife, Inc.	108,220
300		MGIC Investment Corp.	19,965
310		Principal Financial Group, Inc.	11,151
450		Progressive Corp.	38,138
1,950		Prudential Financial, Inc.	91,728
400		Safeco Corp.	18,260
1,450		St. Paul Travelers Cos., Inc.	47,937
350		Torchmark Corp.	18,613
700		UnumProvident Corp.	10,983
400	@@	XL Capital Ltd.	29,596

			1,315,046

		Internet: 0.2%
1,400	@	eBay, Inc.	128,716
1,050	@	Symantec Corp.	57,624
2,950	@	Yahoo!, Inc.	100,035

			286,375

		Iron/Steel: 0.0%
200		Nucor Corp.	18,274
350		United States Steel Corp.	13,167

			31,441

		Leisure Time: 0.1%
360		Brunswick Corp.	16,474
1,300		Carnival Corp.	61,477
630		Harley-Davidson, Inc.	37,447
400		Sabre Holdings Corp. – Class A	9,812

			125,210

PORTFOLIO OF INVESTMENTS
ING GET Series Q	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Lodging: 0.1%
240		Harrah’s Entertainment, Inc.	$12,715
1,000		Hilton Hotels Corp.	18,840
450		Marriott Intl., Inc.	23,382
550		Starwood Hotels & Resorts Worldwide, Inc.	25,531

			80,468

		Machinery-Construction and Mining: 0.0%
300		Caterpillar, Inc.	24,135

			24,135

		Machinery-Diversified: 0.0%
150		Cummins, Inc.	11,084
510		Deere & Co.	32,920
480		Rockwell Automation, Inc.	18,576

			62,580

		Media: 0.5%
550		Clear Channel Communications, Inc.	17,144
4,900	@	Comcast Corp.	138,375
200		Dow Jones & Co., Inc.	8,122
560		Gannett Co., Inc.	46,906
110		Knight-Ridder, Inc.	7,200
670		McGraw-Hill Cos., Inc.	53,392
170		Meredith Corp.	8,735
300		New York Times Co.	11,730
9,850	@	Time Warner, Inc.	158,978
840		Tribune Co.	34,566
300	@	Univision Communications, Inc.	9,483
3,730		Viacom, Inc.	125,179
4,450		Walt Disney Co.	100,348

			720,158

		Mining: 0.0%
850		Alcoa, Inc.	28,551
250		Phelps Dodge Corp.	23,008

			51,559

		Miscellaneous Manufacturing: 0.9%
1,730		3M Co.	138,348
300		Cooper Industries Ltd.	17,700
820		Danaher Corp.	42,050
600		Dover Corp.	23,322
780		Eastman Kodak Co.	25,132
400		Eaton Corp.	25,364
23,090		General Electric Co.	775,361
1,740		Honeywell Intl., Inc.	62,396
650		Illinois Tool Works, Inc.	60,561
450	@@	Ingersoll-Rand Co.	30,587
240		ITT Industries, Inc.	19,198
350		Pall Corp.	8,568
330		Textron, Inc.	21,209
4,450	@@	Tyco Intl. Ltd.	136,437

			1,386,233

		Office/Business Equipment: 0.0%
690		Pitney Bowes, Inc.	30,429
2,190	@	Xerox Corp.	30,835

			61,264

		Oil and Gas: 1.2%
220		Amerada Hess Corp.	19,580
450		Anadarko Petroleum Corp.	29,862

PORTFOLIO OF INVESTMENTS
ING GET Series Q	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 1.2% (continued)
636		Apache Corp.	$31,870
1,330		Burlington Resources, Inc.	54,264
7,950		ChevronTexaco Corp.	426,438
1,513		ConocoPhillips	125,352
890		Devon Energy Corp.	63,199
300		EOG Resources, Inc.	19,755
14,370		Exxon Mobil Corp.	694,501
250		Kerr-McGee Corp.	14,313
890		Marathon Oil Corp.	36,739
100	@, @@	Nabors Industries Ltd.	4,735
400	@	Noble Corp.	17,980
780		Occidental Petroleum Corp.	43,625
200		Sunoco, Inc.	14,796
640		Unocal Corp.	27,520
500		Valero Energy Corp.	40,105

			1,664,634

		Oil and Gas Services: 0.1%
700		Baker Hughes, Inc.	30,604
400		BJ Services Co.	20,964
1,300		Schlumberger Ltd.	87,503

			139,071

		Packaging and Containers: 0.0%
200		Ball Corp.	7,486
280		Bemis Co.	7,442
570	@	Pactiv Corp.	13,253
200	@	Sealed Air Corp.	9,270

			37,451

		Pharmaceuticals: 0.9%
3,400		Abbott Laboratories	144,024
250		Allergan, Inc.	18,138
300		AmerisourceBergen Corp.	16,113
4,200		Bristol-Myers Squibb Co.	99,414
400		Cardinal Health, Inc.	17,508
1,400	@	Caremark Rx, Inc.	44,898
2,450		Eli Lilly & Co.	147,123
200	@	Express Scripts, Inc.	13,068
740	@	Forest Laboratories, Inc.	33,285
1,000	@	Gilead Sciences, Inc.	37,380
450	@	Hospira, Inc.	13,770
790	@	King Pharmaceuticals, Inc.	9,433
529	@	Medco Health Solutions, Inc.	16,346
4,820		Merck & Co., Inc.	159,060
16,786		Pfizer, Inc.	513,651
1,250		Schering-Plough Corp.	23,825
2,900		Wyeth	108,460

			1,415,496

		Pipelines: 0.0%
100		Kinder Morgan, Inc.	6,282
1,450		Williams Cos., Inc.	17,545

			23,827

		Real Estate Investment Trusts: 0.0%
350		Equity Office Properties Trust	9,538
400		Plum Creek Timber Co., Inc.	14,012
400		ProLogis	14,096
450		Simon Property Group, Inc.	24,133

			61,779

PORTFOLIO OF INVESTMENTS
ING GET Series Q	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Retail: 1.3%
840	@	Bed Bath & Beyond, Inc.	$31,172
650		Best Buy Co., Inc.	35,256
500		Circuit City Stores, Inc.	7,670
1,700		Costco Wholesale Corp.	70,652
750		CVS Corp.	31,598
500		Darden Restaurants, Inc.	11,660
650		Dollar General Corp.	13,098
460		Federated Department Stores, Inc.	20,898
3,300		Gap, Inc.	61,710
6,560		Home Depot, Inc.	257,151
1,000		J.C. Penney Co., Inc. Holding Co.	35,280
400	@	Kohl’s Corp.	19,276
1,610		Limited Brands, Inc.	35,887
1,730		Lowe’s Cos., Inc.	94,026
550		May Department Stores Co.	14,097
3,710		McDonald’s Corp.	103,991
500		Nordstrom, Inc.	19,120
800	@	Office Depot, Inc.	12,024
310		RadioShack Corp.	8,878
1,710		Staples, Inc.	50,992
870	@	Starbucks Corp.	39,550
2,000		Target Corp.	90,500
1,320		TJX Cos., Inc.	29,093
600	@	Toys R US, Inc.	10,644
9,410		Wal-Mart Stores, Inc.	500,611
3,850		Walgreen Co.	137,945
370		Wendy’s Intl., Inc.	12,432
760		Yum! Brands, Inc.	30,902

			1,786,113

		Savings and Loans: 0.1%
320		Golden West Financial Corp.	35,504
900		Sovereign Bancorp, Inc.	19,638
1,930		Washington Mutual, Inc.	75,424

			130,566

		Semiconductors: 0.3%
1,000	@	Altera Corp.	19,570
750		Analog Devices, Inc.	29,085
3,340	@	Applied Materials, Inc.	55,077
14,140		Intel Corp.	283,648
400	@	KLA-Tencor Corp.	16,592
850		Linear Technology Corp.	30,804
660		Maxim Integrated Products, Inc.	27,911
1,100	@	National Semiconductor Corp.	17,039
1,500		Texas Instruments, Inc.	31,920

			511,646

		Software: 0.8%
690		Adobe Systems, Inc.	34,134
370		Autodesk, Inc.	17,993
1,200		Automatic Data Processing, Inc.	49,584
670	@	BMC Software, Inc.	10,593
700	@	Citrix Systems, Inc.	12,264
1,140		Computer Associates Intl., Inc.	29,982
1,600	@	Compuware Corp.	8,240
800	@	Electronic Arts, Inc.	36,792
1,922		First Data Corp.	83,607

PORTFOLIO OF INVESTMENTS
ING GET Series Q	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Software: 0.8% (continued)
550		Fiserv, Inc.	$19,173
850		IMS Health, Inc.	20,332
540	@	Intuit, Inc.	24,516
100	@	Mercury Interactive Corp.	3,488
23,930		Microsoft Corp.	661,664
1,100	@	Novell, Inc.	6,941
19,550	@	Oracle Corp.	220,524
800	@	PeopleSoft, Inc.	15,880
2,140	@	Siebel Systems, Inc.	16,136
1,140	@	Veritas Software Corp.	20,292

			1,292,135

		Telecommunications: 0.9%
1,210		Alltel Corp.	66,441
762		AT&T Corp.	10,912
1,250	@	Avaya, Inc.	17,425
4,440		BellSouth Corp.	120,413
370		CenturyTel, Inc.	12,669
14,610	@	Cisco Systems, Inc.	264,440
700		Citizens Communications Co.	9,373
610	@	Comverse Technology, Inc.	11,486
3,150	@	Corning, Inc.	34,902
9,150	@	Lucent Technologies, Inc.	29,006
7,000		Motorola, Inc.	126,280
2,600	@	Nextel Communications, Inc.	61,984
3,500		Qualcomm, Inc.	136,640
7,940		SBC Communications, Inc.	206,043
450		Scientific-Atlanta, Inc.	11,664
1,350		Sprint Corp.	27,176
760	@	Tellabs, Inc.	6,984
6,650		Verizon Communications, Inc.	261,877

			1,415,715

		Textiles: 0.0%
450		Cintas Corp.	18,918

			18,918

		Toys/Games/Hobbies: 0.0%
460		Hasbro, Inc.	8,648
900		Mattel, Inc.	16,317

			24,965

		Transportation: 0.3%
970		Burlington Northern Santa Fe Corp.	37,161
500		CSX Corp.	16,600
1,140		FedEx Corp.	97,687
1,150		Norfolk Southern Corp.	34,201
150		Ryder System, Inc.	7,056
200		Union Pacific Corp.	11,720
2,440		United Parcel Service, Inc.	185,244

			389,669

		Total Common Stock
		(Cost $22,312,735)	23,773,032

PORTFOLIO OF INVESTMENTS
ING GET Series Q	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

CORPORATE BONDS/NOTES: 4.1%
		Diversified Financial Services: 4.1%
$6,000,000		General Electric Capital Corp., 5.000%, due 06/15/07		$6,279,402

		Total Corporate Bonds/notes
		(Cost $6,182,558)		6,279,402

U.S. GOVERNMENT AGENCY OBLIGATIONS: 67.3%
		Federal Home Loan Mortgage Corporation: 12.1%
20,000,000		3.020%, due 01/26/07		18,673,260

				18,673,260

		Federal National Mortgage Association: 43.4%
3,021,000		3.270%, due 03/15/07 STRIP		2,793,881
69,300,000		3.270%, due 03/15/07		64,084,273

				66,878,154

		Other: 11.8%
3,500,000		FICO STRIP, 3.120%, due 04/06/07		3,241,900
12,637,000		FICO STRIP, 3.170%, due 05/11/07		11,659,856
3,645,000		FICO STRIP, 3.190%, due 05/30/07		3,356,043

				18,257,799

		Total U.S. Government Agency Obligations
		(Cost $100,008,331)		103,809,213

U.S. TREASURY OBLIGATIONS: 7.8%
		U.S. Treasury STRIP: 7.8%
12,828,000		3.040%, due 02/15/07		12,031,651

		Total U.S. Treasury Obligations
		(Cost $12,037,063)		12,031,651

OTHER BONDS: 4.8%
		Sovereign: 4.8%
8,007,000		Israel Trust, 3.330%, due 05/15/07		7,356,031

		Total Other Bonds
		(Cost $7,046,967)		7,356,031

		Total Long-Term Investments
		(Cost $147,587,654)		153,249,329

SHORT-TERM INVESTMENTS: 0.6%
		Repurchase Agreement: 0.6%
965,000		Goldman Sachs Repurchase Agreement dated 09/30/04, 1.860% due 10/01/04, $965,050 to be received upon repurchase (Collateralized by $1,018,000 Federal Home Loan Mortgage Corporation, 4.000%, Market Value plus accrued interest $984,406, due 06/12/13).		965,000

		Total Short-Term Investments
		(Cost $965,000)		965,000

		Total Investments In Securities
		(Cost $148,552,654)*	100.0%	$154,214,329
		Other Assets and Liabilities—Net	0.0	(49,816)

		Net Assets	100.0%	$154,164,513

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities

	*	Cost for federal income tax purposes is $150,203,135.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,723,898
		Gross Unrealized Depreciation		(712,704)

		Net Unrealized Appreciation		$4,011,194

PORTFOLIO OF INVESTMENTS
ING GET Series R	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 21.4%
		Advertising: 0.0%
1,250	@	Interpublic Group of Cos., Inc.	$13,238
700		Omnicom Group, Inc.	51,142

			64,380

		Aerospace/Defense: 0.4%
4,150		Boeing Co.	214,222
950		General Dynamics Corp.	96,995
300		Goodrich Corp.	9,408
1,300		Lockheed Martin Corp.	72,514
1,050		Northrop Grumman Corp.	55,997
1,450		Raytheon Co.	55,071
540		Rockwell Collins, Inc.	20,056
1,510		United Technologies Corp.	141,004

			665,267

		Agriculture: 0.3%
6,100		Altria Group, Inc.	286,944
950		Monsanto Co.	34,599
550		Reynolds American, Inc.	37,422
600		UST, Inc.	24,156

			383,121

		Airlines: 0.0%
900		Southwest Airlines Co.	12,258

			12,258

		Apparel: 0.1%
750	@	Coach, Inc.	31,815
580		Jones Apparel Group, Inc.	20,764
470		Liz Claiborne, Inc.	17,728
1,300		Nike, Inc.	102,440
230		Reebok Intl. Ltd.	8,446
500		VF Corp.	24,725

			205,918

		Auto Manufacturers: 0.1%
9,050		Ford Motor Co.	127,153
850		General Motors Corp.	36,108
850		PACCAR, Inc.	58,752

			222,013

		Auto Parts and Equipment: 0.0%
650		Dana Corp.	11,499
700		Johnson Controls, Inc.	39,767

			51,266

		Banks: 1.5%
950		AmSouth Bancorp	23,180
12,030		Bank of America Corp.	521,259
1,600		BB&T Corp.	63,504
650		Comerica, Inc.	38,578
500		First Horizon National Corp.	21,680
600		Huntington Bancshares, Inc.	14,946
1,550		Keycorp	48,980
450		M & T Bank Corp.	43,065
600		Marshall & Ilsley Corp.	24,180
1,450		Mellon Financial Corp.	40,151
2,700		National City Corp.	104,274
200		North Fork Bancorporation, Inc.	8,890
800		Northern Trust Corp.	32,640
1,000		PNC Financial Services Group, Inc.	54,100

PORTFOLIO OF INVESTMENTS
ING GET Series R	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Banks: 1.5% (continued)
1,397		Regions Financial Corp.	$46,185
1,000		SouthTrust Corp.	41,660
950		State Street Corp.	40,575
800		SunTrust Banks, Inc.	56,328
900		Synovus Financial Corp.	23,535
2,250		The Bank of New York Co., Inc.	65,633
7,450		U.S. Bancorp	215,304
5,100		Wachovia Corp.	239,444
4,850		Wells Fargo & Co.	289,205
300		Zions Bancorporation	18,312

			2,075,608

		Beverages: 0.5%
2,350		Anheuser-Busch Cos., Inc.	117,383
400		Brown-Forman Corp.	18,320
7,250		Coca-Cola Co.	290,362
1,750		Coca-Cola Enterprises, Inc.	33,075
1,100		Pepsi Bottling Group, Inc.	29,865
4,900		PepsiCo, Inc.	238,385

			727,390

		Biotechnology: 0.1%
1,492	@	Amgen, Inc.	84,566
950	@	Biogen IDEC, Inc.	58,112
500	@	Chiron Corp.	22,100
300	@	Genzyme Corp.	16,323

			181,101

		Building Materials: 0.1%
1,100	@	American Standard Cos., Inc.	42,801
2,200		Masco Corp.	75,966
450		Vulcan Materials Co.	22,928

			141,695

		Chemicals: 0.4%
650		Air Products & Chemicals, Inc.	35,347
300		Ashland, Inc.	16,824
2,950		Dow Chemical Co.	133,281
3,000		E.I. du Pont de Nemours & Co.	128,400
300		Eastman Chemical Co.	14,265
800		Ecolab, Inc.	25,152
500		Engelhard Corp.	14,175
450		International Flavors & Fragrances, Inc.	17,190
750		PPG Industries, Inc.	45,960
1,050		Praxair, Inc.	44,877
900		Rohm & Haas Co.	38,673
450		Sherwin-Williams Co.	19,782
200		Sigma-Aldrich Corp.	11,600

			545,526

		Commercial Services: 0.2%
650	@	Apollo Group, Inc.	47,691
3,900		Cendant Corp.	84,240
270		Deluxe Corp.	11,075
350		Equifax, Inc.	9,226
860		H&R Block, Inc.	42,501
1,100		McKesson Corp.	28,215
500		Moody’s Corp.	36,625
1,100		Paychex, Inc.	33,165

PORTFOLIO OF INVESTMENTS
ING GET Series R	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.2% (continued)
800		Robert Half Intl., Inc.	$20,616
800		R.R. Donnelley & Sons Co.	25,056

			338,410

		Computers: 0.9%
400	@	Affiliated Computer Services, Inc.	22,268
1,300	@	Apple Computer, Inc.	50,375
700	@	Computer Sciences Corp.	32,970
10,000	@	Dell, Inc.	356,000
600		Electronic Data Systems Corp.	11,634
7,100	@	EMC Corp.	81,934
1,300	@	Gateway, Inc.	6,435
8,800		Hewlett-Packard Co.	165,000
5,000		International Business Machines Corp.	428,699
450	@	Lexmark Intl., Inc.	37,805
250	@	NCR Corp.	12,398
1,300	@	Network Appliance, Inc.	29,900
9,600	@	Sun Microsystems, Inc.	38,784
750	@	Sungard Data Systems, Inc.	17,828
950	@	Unisys Corp.	9,804

			1,301,834

		Cosmetics/Personal Care: 0.8%
300		Alberto-Culver Co.	13,044
1,350		Avon Products, Inc.	58,968
1,550		Colgate-Palmolive Co.	70,029
4,000		Gillette Co.	166,960
2,000		Kimberly-Clark Corp.	129,180
12,800		Procter & Gamble Co.	692,736

			1,130,917

		Distribution/Wholesale: 0.0%
600		Genuine Parts Co.	23,028
500		W.W. Grainger, Inc.	28,825

			51,853

		Diversified Financial Services: 1.7%
3,700		American Express Co.	190,402
380		Bear Stearns Cos., Inc.	36,545
850		Capital One Financial Corp.	62,815
15,350		Citigroup, Inc.	677,241
2,798		Countrywide Financial Corp.	110,213
1,450	@	E*TRADE Financial Corp.	16,559
2,900		Fannie Mae	183,860
450		Federated Investors, Inc.	12,798
300		Franklin Resources, Inc.	16,728
1,400		Goldman Sachs Group, Inc.	130,536
10,546		J.P. Morgan Chase & Co.	418,992
900		Janus Capital Group, Inc.	12,249
800		Lehman Brothers Holdings, Inc.	63,776
3,725		MBNA Corp.	93,870
2,750		Merrill Lynch & Co., Inc.	136,730
3,250		Morgan Stanley	160,225
1,450	@	Providian Financial Corp.	22,533
1,250		SLM Corp.	55,750
350		T. Rowe Price Group, Inc.	17,829

			2,419,651

		Electric: 0.5%
3,050	@	AES Corp.	30,470
250		Ameren Corp.	11,538

PORTFOLIO OF INVESTMENTS
ING GET Series R	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Electric: 0.5% (continued)
1,200		American Electric Power Co., Inc.	$38,352
1,310		CenterPoint Energy, Inc.	13,572
200		Cinergy Corp.	7,920
950		Consolidated Edison, Inc.	39,938
450		Constellation Energy Group, Inc.	17,928
950		Dominion Resources, Inc.	61,988
650		DTE Energy Co.	27,424
3,600		Duke Energy Corp.	82,403
1,020		Edison Intl.	27,040
250		Entergy Corp.	15,153
1,900		Exelon Corp.	69,710
1,200		FirstEnergy Corp.	49,296
500		FPL Group, Inc.	34,160
1,150	@	PG&E Corp.	34,960
400		Pinnacle West Capital Corp.	16,600
600		PPL Corp.	28,308
900		Progress Energy, Inc.	38,106
2,100		Southern Co.	62,958
1,500		TXU Corp.	71,879
1,200		Xcel Energy, Inc.	20,784

			800,487

		Electrical Components and Equipment: 0.1%
1,250		Emerson Electric Co.	77,363

			77,363

		Electronics: 0.1%
1,700	@	Agilent Technologies, Inc.	36,668
650		Applera Corp. – Applied Biosystems Group	12,266
450	@	Fisher Scientific Intl., Inc.	26,249
840	@	Jabil Circuit, Inc.	19,320
350		Parker Hannifin Corp.	20,601
350		PerkinElmer, Inc.	6,027
1,600	@	Sanmina-SCI Corp.	11,280
2,900	@	Solectron Corp.	14,355
350		Tektronix, Inc.	11,638
650	@	Thermo Electron Corp.	17,563
500	@	Waters Corp.	22,050

			198,017

		Engineering and Construction: 0.0%
250		Fluor Corp.	11,130

			11,130

		Entertainment: 0.0%
1,200		International Game Technology	43,140

			43,140

		Environmental Control: 0.0%
1,700		Waste Management, Inc.	46,478

			46,478

		Federal Home Loan Mortgage Corporation: 0.1%
2,000		Freddie Mac	130,480

			130,480

		Food: 0.3%
1,300		Albertson’s, Inc.	31,109
1,900		Archer-Daniels-Midland Co.	32,262
450		Campbell Soup Co.	11,831
1,550		ConAgra Foods, Inc.	39,851
1,100		General Mills, Inc.	49,390

PORTFOLIO OF INVESTMENTS
ING GET Series R	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Food: 0.3% (continued)
750		Hershey Foods Corp.	$35,033
1,250		H.J. Heinz Co.	45,025
1,400		Kellogg Co.	59,723
1,050	@	Kroger Co.	16,296
550		McCormick & Co., Inc.	18,887
2,350		Sara Lee Corp.	53,720
550		SUPERVALU, Inc.	15,153
900		Sysco Corp.	26,928
800		Wm. Wrigley Jr. Co.	50,648

			485,856

		Forest Products and Paper: 0.1%
1,340		Georgia-Pacific Corp.	48,173
1,500		International Paper Co.	60,615
450		Louisiana-Pacific Corp.	11,678
750		MeadWestvaco Corp.	23,925
200		Temple-Inland, Inc.	13,430
750		Weyerhaeuser Co.	49,860

			207,681

		Gas: 0.0%
650		KeySpan Corp.	25,480
650		Sempra Energy	23,524

			49,004

		Hand/Machine Tools: 0.0%
420		Black & Decker Corp.	32,524
250		Snap-On, Inc.	6,890
350		Stanley Works	14,886

			54,300

		Healthcare-Products: 0.8%
250		Bausch & Lomb, Inc.	16,613
700		Baxter Intl., Inc.	22,512
1,010		Becton Dickinson & Co.	52,217
850		Biomet, Inc.	39,848
2,420	@	Boston Scientific Corp.	96,147
400		CR Bard, Inc.	22,652
460		Guidant Corp.	30,378
11,750		Johnson & Johnson	661,877
3,500		Medtronic, Inc.	181,650
600	@	St. Jude Medical, Inc.	45,162
450		Stryker Corp.	21,636
1,000	@	Zimmer Holdings, Inc.	79,040

			1,269,732

		Healthcare-Services: 0.3%
680		Aetna, Inc.	67,952
530	@	Anthem, Inc.	46,243
550		HCA, Inc.	20,983
800	@	Humana, Inc.	15,984
350		Manor Care, Inc.	10,486
150		Quest Diagnostics, Inc.	13,233
2,800		UnitedHealth Group, Inc.	206,472
770	@	WellPoint Health Networks, Inc.	80,919

			462,272

		Home Builders: 0.0%
190		Centex Corp.	9,587
50		KB Home	4,225

			13,812

PORTFOLIO OF INVESTMENTS
ING GET Series R	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Home Furnishings: 0.0%
700		Leggett & Platt, Inc.	$19,670
300		Whirlpool Corp.	18,027

			37,697

		Household Products/Wares: 0.1%
400		Avery Dennison Corp.	26,312
710		Clorox Co.	37,843
400		Fortune Brands, Inc.	29,636

			93,791

		Housewares: 0.0%
850		Newell Rubbermaid, Inc.	17,034

			17,034

		Insurance: 1.2%
1,400	@@	ACE Ltd.	56,084
1,450		Aflac, Inc.	56,855
3,500		Allstate Corp.	167,964
350		AMBAC Financial Group, Inc.	27,983
7,700		American Intl. Group, Inc.	523,522
1,100		AON Corp.	31,614
950		Chubb Corp.	66,766
670		Cigna Corp.	46,652
472		Cincinnati Financial Corp.	19,456
850		Hartford Financial Services Group, Inc.	52,641
400		Jefferson-Pilot Corp.	19,864
900		Lincoln National Corp.	42,300
550		Loews Corp.	32,175
1,550		Marsh & McLennan Cos., Inc.	70,927
550		MBIA, Inc.	32,016
3,750		MetLife, Inc.	144,937
350		MGIC Investment Corp.	23,293
400		Principal Financial Group, Inc.	14,388
650		Progressive Corp.	55,088
2,650		Prudential Financial, Inc.	124,655
650		Safeco Corp.	29,673
1,950		St. Paul Travelers Cos., Inc.	64,467
300		Torchmark Corp.	15,954
950		UnumProvident Corp.	14,906
650	@@	XL Capital Ltd.	48,094

			1,782,274

		Internet: 0.3%
1,900	@	eBay, Inc.	174,686
1,500	@	Symantec Corp.	82,320
3,900	@	Yahoo!, Inc.	132,249

			389,255

		Iron/Steel: 0.0%
300		Nucor Corp.	27,411
500		United States Steel Corp.	18,810

			46,221

		Leisure Time: 0.1%
300		Brunswick Corp.	13,728
1,850		Carnival Corp.	87,486
900		Harley-Davidson, Inc.	53,496
550		Sabre Holdings Corp. – Class A	13,492

			168,202

PORTFOLIO OF INVESTMENTS
ING GET Series R	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Lodging: 0.1%
510		Harrah’s Entertainment, Inc.	$27,020
1,350		Hilton Hotels Corp.	25,434
600		Marriott Intl., Inc.	31,176
700		Starwood Hotels & Resorts Worldwide, Inc.	32,494

			116,124

		Machinery-Construction and Mining: 0.0%
400		Caterpillar, Inc.	32,180

			32,180

		Machinery-Diversified: 0.1%
200		Cummins, Inc.	14,778
700		Deere & Co.	45,185
550		Rockwell Automation, Inc.	21,285

			81,248

		Media: 0.6%
750		Clear Channel Communications, Inc.	23,378
6,600	@	Comcast Corp.	186,383
300		Dow Jones & Co., Inc.	12,183
750		Gannett Co., Inc.	62,820
100		Knight-Ridder, Inc.	6,545
750		McGraw-Hill Cos., Inc.	59,768
170		Meredith Corp.	8,735
550		New York Times Co.	21,505
13,100	@	Time Warner, Inc.	211,433
1,100		Tribune Co.	45,265
350	@	Univision Communications, Inc.	11,064
4,950		Viacom, Inc.	166,122
5,850		Walt Disney Co.	131,918

			947,119

		Mining: 0.0%
1,050		Alcoa, Inc.	35,270
400		Phelps Dodge Corp.	36,812

			72,082

		Miscellaneous Manufacturing: 1.2%
2,300		3M Co.	183,931
300		Cooper Industries Ltd.	17,700
1,100		Danaher Corp.	56,408
800		Dover Corp.	31,096
1,020		Eastman Kodak Co.	32,864
550		Eaton Corp.	34,876
31,250		General Electric Co.	1,049,374
2,450		Honeywell Intl., Inc.	87,857
900		Illinois Tool Works, Inc.	83,853
600	@@	Ingersoll-Rand Co.	40,782
300		ITT Industries, Inc.	23,997
350		Pall Corp.	8,568
400		Textron, Inc.	25,708
5,950	@@	Tyco Intl. Ltd.	182,427

			1,859,441

		Office/Business Equipment: 0.0%
700		Pitney Bowes, Inc.	30,870
2,300	@	Xerox Corp.	32,384

			63,254

		Oil and Gas: 1.6%
310		Amerada Hess Corp.	27,590
650		Anadarko Petroleum Corp.	43,134

PORTFOLIO OF INVESTMENTS
ING GET Series R	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 1.6% (continued)
832		Apache Corp.	$41,692
1,700		Burlington Resources, Inc.	69,360
10,750		ChevronTexaco Corp.	576,629
2,045		ConocoPhillips	169,427
1,050		Devon Energy Corp.	74,561
350		EOG Resources, Inc.	23,048
19,300		Exxon Mobil Corp.	932,768
350		Kerr-McGee Corp.	20,038
1,190		Marathon Oil Corp.	49,123
200	@, @@	Nabors Industries Ltd.	9,470
500	@	Noble Corp.	22,475
1,050		Occidental Petroleum Corp.	58,727
250		Sunoco, Inc.	18,495
850		Unocal Corp.	36,550
600		Valero Energy Corp.	48,126

			2,221,213

		Oil and Gas Services: 0.1%
950		Baker Hughes, Inc.	41,534
550		BJ Services Co.	28,826
1,750		Schlumberger Ltd.	117,792

			188,152

		Packaging and Containers: 0.0%
400		Ball Corp.	14,972
300		Bemis Co.	7,974
500	@	Pactiv Corp.	11,625
300	@	Sealed Air Corp.	13,905

			48,476

		Pharmaceuticals: 1.4%
4,600		Abbott Laboratories	194,856
450		Allergan, Inc.	32,648
400		AmerisourceBergen Corp.	21,484
5,650		Bristol-Myers Squibb Co.	133,736
500		Cardinal Health, Inc.	21,885
1,650	@	Caremark Rx, Inc.	52,916
3,250		Eli Lilly & Co.	195,162
300	@	Express Scripts, Inc.	19,602
1,300	@	Forest Laboratories, Inc.	58,474
1,300	@	Gilead Sciences, Inc.	48,594
600	@	Hospira, Inc.	18,360
1,300	@	King Pharmaceuticals, Inc.	15,522
752	@	Medco Health Solutions, Inc.	23,237
6,400		Merck & Co., Inc.	211,199
22,660		Pfizer, Inc.	693,395
1,700		Schering-Plough Corp.	32,402
3,800		Wyeth	142,120

			1,915,592

		Pipelines: 0.0%
150		Kinder Morgan, Inc.	9,423
1,300		Williams Cos., Inc.	15,730

			25,153

		Real Estate Investment Trusts: 0.1%
500		Equity Office Properties Trust	13,625
550		Plum Creek Timber Co., Inc.	19,267
500		ProLogis	17,620
650		Simon Property Group, Inc.	34,859

			85,371

PORTFOLIO OF INVESTMENTS
ING GET Series R	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Retail: 1.7%
850	@	Bed Bath & Beyond, Inc.	$31,544
1,150		Best Buy Co., Inc.	62,376
50		Circuit City Stores, Inc.	767
2,300		Costco Wholesale Corp.	95,588
1,400		CVS Corp.	58,982
650		Darden Restaurants, Inc.	15,158
950		Dollar General Corp.	19,143
500		Federated Department Stores, Inc.	22,715
4,490		Gap, Inc.	83,963
8,880		Home Depot, Inc.	348,095
1,450		J.C. Penney Co., Inc. Holding Co.	51,156
500	@	Kohl’s Corp.	24,095
2,300		Limited Brands, Inc.	51,267
2,230		Lowe’s Cos., Inc.	121,201
800		May Department Stores Co.	20,504
5,000		McDonald’s Corp.	140,149
550		Nordstrom, Inc.	21,032
1,420	@	Office Depot, Inc.	21,343
750		RadioShack Corp.	21,480
2,500		Staples, Inc.	74,550
1,150	@	Starbucks Corp.	52,279
2,650		Target Corp.	119,913
1,800		TJX Cos., Inc.	39,672
800	@	Toys R US, Inc.	14,192
12,600		Wal-Mart Stores, Inc.	670,319
4,050		Walgreen Co.	145,111
600		Wendy’s Intl., Inc.	20,160
1,000		Yum! Brands, Inc.	40,660

			2,387,414

		Savings and Loans: 0.1%
430		Golden West Financial Corp.	47,709
1,200		Sovereign Bancorp, Inc.	26,184
2,500		Washington Mutual, Inc.	97,700

			171,593

		Semiconductors: 0.5%
1,050	@	Altera Corp.	20,549
1,050		Analog Devices, Inc.	40,719
4,850	@	Applied Materials, Inc.	79,977
19,100		Intel Corp.	383,145
600	@	KLA-Tencor Corp.	24,888
1,150		Linear Technology Corp.	41,676
950		Maxim Integrated Products, Inc.	40,176
1,400	@	National Semiconductor Corp.	21,686
2,050		Texas Instruments, Inc.	43,624

			696,440

		Software: 1.1%
650		Adobe Systems, Inc.	32,156
500		Autodesk, Inc.	24,315
1,700		Automatic Data Processing, Inc.	70,244
1,050	@	BMC Software, Inc.	16,601
950	@	Citrix Systems, Inc.	16,644
1,700		Computer Associates Intl., Inc.	44,710
1,800	@	Compuware Corp.	9,270
850	@	Electronic Arts, Inc.	39,092
2,537		First Data Corp.	110,359

PORTFOLIO OF INVESTMENTS
ING GET Series R	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Software: 1.1% (continued)
850	@	Fiserv, Inc.	$29,631
1,050		IMS Health, Inc.	25,116
700	@	Intuit, Inc.	31,780
350	@	Mercury Interactive Corp.	12,208
31,950		Microsoft Corp.	883,417
1,450	@	Novell, Inc.	9,150
26,300	@	Oracle Corp.	296,663
1,100	@	PeopleSoft, Inc.	21,835
1,740	@	Siebel Systems, Inc.	13,120
1,500	@	Veritas Software Corp.	26,700

			1,713,011

		Telecommunications: 1.4%
1,650		Alltel Corp.	90,602
1,020		AT&T Corp.	14,606
1,500	@	Avaya, Inc.	20,910
5,950		BellSouth Corp.	161,364
600		CenturyTel, Inc.	20,544
19,950	@	Cisco Systems, Inc.	361,094
1,150		Citizens Communications Co.	15,399
1,000	@	Comverse Technology, Inc.	18,830
4,150	@	Corning, Inc.	45,982
12,350	@	Lucent Technologies, Inc.	39,150
9,400		Motorola, Inc.	169,576
3,300	@	Nextel Communications, Inc.	78,672
4,700		Qualcomm, Inc.	183,487
10,650		SBC Communications, Inc.	276,367
700		Scientific-Atlanta, Inc.	18,144
1,850		Sprint Corp.	37,241
1,350	@	Tellabs, Inc.	12,407
8,950		Verizon Communications, Inc.	352,450

			1,916,825

		Textiles: 0.0%
600		Cintas Corp.	25,224

			25,224

		Toys/Games/Hobbies: 0.0%
950		Hasbro, Inc.	17,860
1,550		Mattel, Inc.	28,102

			45,962

		Transportation: 0.3%
1,300		Burlington Northern Santa Fe Corp.	49,803
650		CSX Corp.	21,580
1,500		FedEx Corp.	128,535
1,500		Norfolk Southern Corp.	44,610
200		Ryder System, Inc.	9,408
300		Union Pacific Corp.	17,580
3,250		United Parcel Service, Inc.	246,740

			518,256

		Total Common Stock
		(Cost $29,844,819)	32,032,564

PORTFOLIO OF INVESTMENTS
ING GET Series R	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 66.6%
		Federal Home Loan Mortgage Corporation: 5.0%
$6,250,000		3.210%, due 07/15/07		$5,729,538
2,000,000		3.270%, due 09/15/07		1,821,516

				7,551,054

		Federal National Mortgage Association: 53.2%
87,000,000		3.380%, due 06/15/07		79,621,182

				79,621,182

		Other: 8.4%
3,720,000		FICO STRIP, 3.190%, due 06/06/07		3,422,709
7,558,000		FICO STRIP, 3.350%, due 12/06/07		6,819,667
2,653,000		FICO STRIP, 3.380%, due 12/27/07		2,387,933

				12,630,309

		Total U.S. Government Agency Obligations
		(Cost $97,255,960)		99,802,545

U.S. TREASURY OBLIGATIONS: 3.9%
		U.S. Treasury STRIP: 3.9%
6,250,000		2.810%, due 05/15/07		5,809,006

		Total U.S. Treasury Obligations
		(Cost $5,815,003)		5,809,006

OTHER BONDS: 7.4%
		Sovereign: 7.4%
9,063,000		Israel Trust, 3.490%, due 11/15/07		8,159,998
3,185,000		Turkey Trust, 3.490%, due 05/15/07		2,926,060

		Total Other Bonds
		(Cost $10,985,209)		11,086,058

		Total Long-Term Investments
		(Cost $143,900,991)		148,730,173

SHORT-TERM INVESTMENTS: 0.8%
		Repurchase Agreement: 0.8%
1,138,000		Goldman Sachs Repurchase Agreement dated 09/30/04, 1.860% due 10/01/04, $1,138,059 to be received upon repurchase (Collateralized by $1,201,000 Federal Home Loan Mortgage Corporation, 4.000%, Market Value plus accrued interest $1,161,367, due 06/12/13).		1,138,000

		Total Short-Term Investments
		(Cost $1,138,000)		1,138,000

		Total Investments In Securities
		(Cost $145,038,991)*	100.1%	$149,868,173
		Other Assets and Liabilities—Net	(0.1)	(142,546)

		Net Assets	100.0%	$149,725,627

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities

	*	Cost for federal income tax purposes is $146,886,186.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$3,932,877
		Gross Unrealized Depreciation		(950,890)

		Net Unrealized Appreciation		$2,981,987

PORTFOLIO OF INVESTMENTS
ING GET Series S	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 22.2%
		Advertising: 0.0%
650	@	Interpublic Group of Cos., Inc.	$6,884
950		Omnicom Group, Inc.	69,407

			76,291

		Aerospace/Defense: 0.5%
6,000		Boeing Co.	309,720
1,400		General Dynamics Corp.	142,940
900		Goodrich Corp.	28,224
1,900		Lockheed Martin Corp.	105,982
1,600		Northrop Grumman Corp.	85,328
1,850		Raytheon Co.	70,263
780		Rockwell Collins, Inc.	28,969
2,150		United Technologies Corp.	200,767

			972,193

		Agriculture: 0.3%
8,900		Altria Group, Inc.	418,656
1,500		Monsanto Co.	54,630
800		Reynolds American, Inc.	54,432
850		UST, Inc.	34,221

			561,939

		Airlines: 0.0%
1,300		Southwest Airlines Co.	17,706

			17,706

		Apparel: 0.1%
1,100	@	Coach, Inc.	46,662
510		Jones Apparel Group, Inc.	18,258
460		Liz Claiborne, Inc.	17,351
1,900		Nike, Inc.	149,720
400		Reebok Intl. Ltd.	14,688
750		VF Corp.	37,088

			283,767

		Auto Manufacturers: 0.1%
13,100		Ford Motor Co.	184,055
1,150		General Motors Corp.	48,852
1,065		PACCAR, Inc.	73,613

			306,520

		Auto Parts and Equipment: 0.0%
1,100		Dana Corp.	19,459
950		Johnson Controls, Inc.	53,970

			73,429

		Banks: 1.5%
2,000		AmSouth Bancorp	48,800
17,608		Bank of America Corp.	762,954
2,350		BB&T Corp.	93,272
1,250		Comerica, Inc.	74,188
650		First Horizon National Corp.	28,184
850		Huntington Bancshares, Inc.	21,174
2,250		Keycorp	71,100
600		M & T Bank Corp.	57,420
1,050		Marshall & Ilsley Corp.	42,315
2,000		Mellon Financial Corp.	55,380
3,900		National City Corp.	150,618
300		North Fork Bancorporation, Inc.	13,335
1,100		Northern Trust Corp.	44,880
1,400		PNC Financial Services Group, Inc.	75,740

PORTFOLIO OF INVESTMENTS
ING GET Series S	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Banks: 1.5% (continued)
2,008		Regions Financial Corp.	$66,384
1,600		SouthTrust Corp.	66,656
1,350		State Street Corp.	57,659
1,150		SunTrust Banks, Inc.	80,972
1,700		Synovus Financial Corp.	44,455
3,300		The Bank of New York Co., Inc.	96,261
11,000		U.S. Bancorp	317,899
7,750		Wachovia Corp.	363,862
7,300		Wells Fargo & Co.	435,298
500		Zions Bancorporation	30,520

			3,099,326

		Beverages: 0.5%
3,400		Anheuser-Busch Cos., Inc.	169,830
600		Brown-Forman Corp.	27,480
10,550		Coca-Cola Co.	422,527
2,450		Coca-Cola Enterprises, Inc.	46,305
1,050		Pepsi Bottling Group, Inc.	28,508
7,400		PepsiCo, Inc.	360,010

			1,054,660

		Biotechnology: 0.1%
2,200	@	Amgen, Inc.	124,696
1,400	@	Biogen IDEC, Inc.	85,638
750	@	Chiron Corp.	33,150
450	@	Genzyme Corp.	24,485
300	@	Millipore Corp.	14,355

			282,324

		Building Materials: 0.1%
1,550	@	American Standard Cos., Inc.	60,311
3,200		Masco Corp.	110,496
700		Vulcan Materials Co.	35,665

			206,472

		Chemicals: 0.4%
1,000		Air Products & Chemicals, Inc.	54,380
400		Ashland, Inc.	22,432
4,250		Dow Chemical Co.	192,015
4,350		E.I du Pont de Nemours & Co.	186,180
450		Eastman Chemical Co.	21,398
1,250		Ecolab, Inc.	39,300
700		Engelhard Corp.	19,845
400		International Flavors & Fragrances, Inc.	15,280
1,100		PPG Industries, Inc.	67,408
1,450		Praxair, Inc.	61,973
1,200		Rohm & Haas Co.	51,564
750		Sherwin-Williams Co.	32,970
450		Sigma-Aldrich Corp.	26,100

			790,845

		Commercial Services: 0.2%
850	@	Apollo Group, Inc.	62,364
5,700		Cendant Corp.	123,119
110		Deluxe Corp.	4,512
700		Equifax, Inc.	18,452
1,080		H&R Block, Inc.	53,374
1,500		McKesson Corp.	38,475
750		Moody’s Corp.	54,938
1,600		Paychex, Inc.	48,240

PORTFOLIO OF INVESTMENTS
ING GET Series S	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.2% (continued)
650		Robert Half Intl., Inc.	$16,751
700		R.R. Donnelley & Sons Co.	21,924

			442,149

		Computers: 0.9%
550	@	Affiliated Computer Services, Inc.	30,619
1,950	@	Apple Computer, Inc.	75,563
1,000	@	Computer Sciences Corp.	47,100
14,250	@	Dell, Inc.	507,299
850		Electronic Data Systems Corp.	16,482
10,250	@	EMC Corp.	118,285
1,800	@	Gateway, Inc.	8,910
12,750		Hewlett-Packard Co.	239,062
7,250		International Business Machines Corp.	621,614
540	@	Lexmark Intl., Inc.	45,365
450	@	NCR Corp.	22,316
1,800	@	Network Appliance, Inc.	41,400
14,000	@	Sun Microsystems, Inc.	56,560
1,550	@	Sungard Data Systems, Inc.	36,844
1,850	@	Unisys Corp.	19,092

			1,886,511

		Cosmetics/Personal Care: 0.8%
450		Alberto-Culver Co.	19,566
2,000		Avon Products, Inc.	87,360
2,250		Colgate-Palmolive Co.	101,655
5,850		Gillette Co.	244,179
2,950		Kimberly-Clark Corp.	190,541
18,700		Procter & Gamble Co.	1,012,044

			1,655,345

		Distribution/Wholesale: 0.0%
800		Genuine Parts Co.	30,704
700		W.W. Grainger, Inc.	40,355

			71,059

		Diversified Financial Services: 1.8%
5,350		American Express Co.	275,311
520		Bear Stearns Cos., Inc.	50,008
1,170		Capital One Financial Corp.	86,463
22,350		Citigroup, Inc.	986,082
4,098		Countrywide Financial Corp.	161,420
2,000	@	E*Trade Financial Corp.	22,840
4,190		Fannie Mae	265,646
600		Federated Investors, Inc.	17,064
400		Franklin Resources, Inc.	22,304
2,000		Goldman Sachs Group, Inc.	186,480
1,300		Janus Capital Group, Inc.	17,693
15,322		JP Morgan Chase & Co.	608,743
1,200		Lehman Brothers Holdings, Inc.	95,664
5,400		MBNA Corp.	136,080
4,000		Merrill Lynch & Co., Inc.	198,880
4,750		Morgan Stanley	234,175
2,100	@	Providian Financial Corp.	32,634
2,100		SLM Corp.	93,660
200		T. Rowe Price Group, Inc.	10,188

			3,501,335

		Electric: 0.6%
5,150	@	AES Corp.	51,449
350		Ameren Corp.	16,153

PORTFOLIO OF INVESTMENTS
ING GET Series S	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Electric: 0.6% (continued)
1,700		American Electric Power Co., Inc.	$54,332
1,900		CenterPoint Energy, Inc.	19,684
300		Cinergy Corp.	11,880
1,300		Consolidated Edison, Inc.	54,652
800		Constellation Energy Group, Inc.	31,872
1,400		Dominion Resources, Inc.	91,350
950		DTE Energy Co.	40,081
5,250		Duke Energy Corp.	120,172
1,440		Edison Intl.	38,174
400		Entergy Corp.	24,244
2,750		Exelon Corp.	100,898
1,700		FirstEnergy Corp.	69,836
750		FPL Group, Inc.	51,240
2,200	@	PG&E Corp.	66,880
550		Pinnacle West Capital Corp.	22,825
850		PPL Corp.	40,103
1,250		Progress Energy, Inc.	52,925
3,350		Southern Co.	100,433
2,150		TXU Corp.	103,027
1,750		Xcel Energy, Inc.	30,310

			1,192,520

		Electrical Components and Equipment: 0.1%
1,800		Emerson Electric Co.	111,402

			111,402

		Electronics: 0.1%
2,350	@	Agilent Technologies, Inc.	50,689
850		Applera Corp. – Applied Biosystems Group	16,040
650	@	Fisher Scientific Intl., Inc.	37,915
890	@	Jabil Circuit, Inc.	20,470
550		Parker Hannifin Corp.	32,373
950		PerkinElmer, Inc.	16,359
2,000	@	Sanmina-SCI Corp.	14,100
4,000	@	Solectron Corp.	19,800
500		Tektronix, Inc.	16,625
900	@	Thermo Electron Corp.	24,318
650	@	Waters Corp.	28,665

			277,354

		Engineering and Construction: 0.0%
400		Fluor Corp.	17,808

			17,808

		Entertainment: 0.0%
1,500		International Game Technology	53,925

			53,925

		Environmental Control: 0.0%
2,500		Waste Management, Inc.	68,350

			68,350

		Federal Home Loan Mortgage Corporation: 0.1%
2,890		Freddie Mac	188,544

			188,544

		Food: 0.4%
1,850		Albertson’s, Inc.	44,271
2,750		Archer-Daniels-Midland Co.	46,695
700		Campbell Soup Co.	18,403
2,650		ConAgra Foods, Inc.	68,132
1,900		General Mills, Inc.	85,310

PORTFOLIO OF INVESTMENTS
ING GET Series S	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Food: 0.4% (continued)
1,050		Hershey Foods Corp.	$49,046
1,750		H.J. Heinz Co.	63,035
1,900		Kellogg Co.	81,054
1,500	@	Kroger Co.	23,280
750		McCormick & Co., Inc.	25,755
4,000		Sara Lee Corp.	91,439
850		SUPERVALU, Inc.	23,418
1,300		Sysco Corp.	38,896
1,350		Wm. Wrigley Jr. Co.	85,468

			744,202

		Forest Products and Paper: 0.1%
1,950		Georgia-Pacific Corp.	70,103
2,200		International Paper Co.	88,901
690		Louisiana-Pacific Corp.	17,906
1,000		MeadWestvaco Corp.	31,900
300		Temple-Inland, Inc.	20,145
1,050		Weyerhaeuser Co.	69,804

			298,759

		Gas: 0.0%
950		KeySpan Corp.	37,240
990		Sempra Energy	35,828

			73,068

		Hand/Machine Tools: 0.0%
620		Black & Decker Corp.	48,013
200		Snap-On, Inc.	5,512
500		Stanley Works	21,265

			74,790

		Healthcare-Products: 0.9%
300		Bausch & Lomb, Inc.	19,935
1,050		Baxter Intl., Inc.	33,768
1,430		Becton Dickinson & Co.	73,931
1,350		Biomet, Inc.	63,288
3,500	@	Boston Scientific Corp.	139,055
600		CR Bard, Inc.	33,978
680		Guidant Corp.	44,907
17,150		Johnson & Johnson	966,060
5,100		Medtronic, Inc.	264,690
900	@	St. Jude Medical, Inc.	67,743
700		Stryker Corp.	33,656
1,450	@	Zimmer Holdings, Inc.	114,608

			1,855,619

		Healthcare-Services: 0.3%
1,010		Aetna, Inc.	100,929
790	@	Anthem, Inc.	68,928
850		HCA, Inc.	32,428
1,100	@	Humana, Inc.	21,978
500		Manor Care, Inc.	14,980
200		Quest Diagnostics, Inc.	17,644
3,750		UnitedHealth Group, Inc.	276,524
1,110	@	WellPoint Health Networks, Inc.	116,650

			650,061

		Home Builders: 0.0%
650		Centex Corp.	32,799
250		KB Home	21,123

			53,922

PORTFOLIO OF INVESTMENTS
ING GET Series S	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Home Furnishings: 0.0%
1,100		Leggett & Platt, Inc.	$30,910
300		Whirlpool Corp.	18,027

			48,937

		Household Products/Wares: 0.1%
550		Avery Dennison Corp.	36,179
1,000		Clorox Co.	53,300
800		Fortune Brands, Inc.	59,272

			148,751

		Housewares: 0.0%
1,250		Newell Rubbermaid, Inc.	25,050

			25,050

		Insurance: 1.2%
2,000	@@	ACE Ltd.	80,120
2,100		Aflac, Inc.	82,341
4,750		Allstate Corp.	227,952
450		AMBAC Financial Group, Inc.	35,978
11,250		American Intl. Group, Inc.	764,887
1,550		AON Corp.	44,547
1,250		Chubb Corp.	87,850
960		Cigna Corp.	66,845
840		Cincinnati Financial Corp.	34,625
1,250		Hartford Financial Services Group, Inc.	77,413
750		Jefferson-Pilot Corp.	37,245
1,250		Lincoln National Corp.	58,750
750		Loews Corp.	43,875
2,250		Marsh & McLennan Cos., Inc.	102,960
800		MBIA, Inc.	46,568
5,500		MetLife, Inc.	212,574
500		MGIC Investment Corp.	33,275
550		Principal Financial Group, Inc.	19,784
900		Progressive Corp.	76,275
3,850		Prudential Financial, Inc.	181,103
900		Safeco Corp.	41,085
2,800		St. Paul Travelers Cos., Inc.	92,568
500		Torchmark Corp.	26,590
1,400		UnumProvident Corp.	21,966
950	@@	XL Capital Ltd.	70,291

			2,567,467

		Internet: 0.3%
2,750	@	eBay, Inc.	252,835
2,200	@	Symantec Corp.	120,736
5,650	@	Yahoo!, Inc.	191,592

			565,163

		Iron/Steel: 0.0%
400		Nucor Corp.	36,548
700		United States Steel Corp.	26,334

			62,882

		Leisure Time: 0.1%
550		Brunswick Corp.	25,168
2,650		Carnival Corp.	125,318
1,300		Harley-Davidson, Inc.	77,272
750		Sabre Holdings Corp. – Class A	18,398

			246,156

PORTFOLIO OF INVESTMENTS
ING GET Series S	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Lodging: 0.1%
530		Harrah’s Entertainment, Inc.	$28,079
1,850		Hilton Hotels Corp.	34,854
1,200		Marriott Intl., Inc.	62,352
1,000		Starwood Hotels & Resorts Worldwide, Inc.	46,420

			171,705

		Machinery-Construction and Mining: 0.0%
600		Caterpillar, Inc.	48,270

			48,270

		Machinery-Diversified: 0.1%
250		Cummins, Inc.	18,473
1,300		Deere & Co.	83,915
900		Rockwell Automation, Inc.	34,830

			137,218

		Media: 0.7%
1,100		Clear Channel Communications, Inc.	34,287
9,600	@	Comcast Corp.	271,104
400		Dow Jones & Co., Inc.	16,244
1,100		Gannett Co., Inc.	92,136
150		Knight-Ridder, Inc.	9,818
1,100		McGraw-Hill Cos., Inc.	87,659
340		Meredith Corp.	17,469
750		New York Times Co.	29,325
19,000	@	Time Warner, Inc.	306,659
1,550		Tribune Co.	63,783
550	@	Univision Communications, Inc.	17,386
7,200		Viacom, Inc.	241,632
8,500		Walt Disney Co.	191,675

			1,379,177

		Mining: 0.1%
1,500		Alcoa, Inc.	50,385
600		Phelps Dodge Corp.	55,218

			105,603

		Miscellaneous Manufacturing: 1.3%
3,350		3M Co.	267,899
500		Cooper Industries Ltd.	29,500
1,600		Danaher Corp.	82,048
1,100		Dover Corp.	42,757
1,410		Eastman Kodak Co.	45,430
750		Eaton Corp.	47,558
45,550		General Electric Co.	1,529,568
3,550		Honeywell Intl., Inc.	127,303
1,250		Illinois Tool Works, Inc.	116,463
850	@@	Ingersoll-Rand Co.	57,775
400		ITT Industries, Inc.	31,996
600		Pall Corp.	14,688
570		Textron, Inc.	36,634
8,700	@@	Tyco Intl. Ltd.	266,741

			2,696,360

		Office/Business Equipment: 0.1%
1,350		Pitney Bowes, Inc.	59,535
3,350	@	Xerox Corp.	47,168

			106,703

		Oil and Gas: 1.5%
320		Amerada Hess Corp.	28,480
900		Anadarko Petroleum Corp.	59,724

PORTFOLIO OF INVESTMENTS
ING GET Series S	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 1.5% (continued)
1,222		Apache Corp.	$61,234
2,450		Burlington Resources, Inc.	99,960
15,700		ChevronTexaco Corp.	842,147
2,950		ConocoPhillips	244,408
1,550		Devon Energy Corp.	110,066
600		EOG Resources, Inc.	39,510
28,150		Exxon Mobil Corp.	1,360,489
500		Kerr-McGee Corp.	28,625
1,700		Marathon Oil Corp.	70,176
300	@, @@	Nabors Industries Ltd.	14,205
700	@	Noble Corp.	31,465
1,510		Occidental Petroleum Corp.	84,454
550		Sunoco, Inc.	40,689
1,550		Unocal Corp.	66,650
850		Valero Energy Corp.	68,179

			3,250,461

		Oil and Gas Services: 0.1%
1,400		Baker Hughes, Inc.	61,208
750		BJ Services Co.	39,308
2,550		Schlumberger Ltd.	171,640

			272,156

		Packaging and Containers: 0.0%
860		Ball Corp.	32,189
800		Bemis Co.	21,264
550	@	Pactiv Corp.	12,788
350	@	Sealed Air Corp.	16,223

			82,464

		Pharmaceuticals: 1.3%
6,650		Abbott Laboratories	281,694
650		Allergan, Inc.	47,158
550		AmerisourceBergen Corp.	29,541
8,250		Bristol-Myers Squibb Co.	195,278
750		Cardinal Health, Inc.	32,828
2,300	@	Caremark Rx, Inc.	73,761
4,750		Eli Lilly & Co.	285,237
400	@	Express Scripts, Inc.	26,136
1,800	@	Forest Laboratories, Inc.	80,964
1,900	@	Gilead Sciences, Inc.	71,022
800	@	Hospira, Inc.	24,480
1,500	@	King Pharmaceuticals, Inc.	17,910
1,096	@	Medco Health Solutions, Inc.	33,866
9,600		Merck & Co., Inc.	316,799
32,990		Pfizer, Inc.	1,009,493
2,500		Schering-Plough Corp.	47,650
5,500		Wyeth	205,700

			2,779,517

		Pipelines: 0.0%
200		Kinder Morgan, Inc.	12,564
2,650		Williams Cos., Inc.	32,065

			44,629

		Real Estate Investment Trusts: 0.1%
700		Equity Office Properties Trust	19,075
800		Plum Creek Timber Co., Inc.	28,024
750		ProLogis	26,430
900		Simon Property Group, Inc.	48,267

			121,796

PORTFOLIO OF INVESTMENTS
ING GET Series S	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Retail: 1.7%
1,550	@	Bed Bath & Beyond, Inc.	$57,521
1,600		Best Buy Co., Inc.	86,784
100		Circuit City Stores, Inc.	1,534
3,150		Costco Wholesale Corp.	130,914
2,000		CVS Corp.	84,260
900		Darden Restaurants, Inc.	20,988
1,600		Dollar General Corp.	32,240
750		Federated Department Stores, Inc.	34,073
6,530		Gap, Inc.	122,111
12,950		Home Depot, Inc.	507,639
2,000		J.C. Penney Co., Inc. Holding Co.	70,560
700	@	Kohl’s Corp.	33,733
3,300		Limited Brands, Inc.	73,557
3,220		Lowe’s Cos., Inc.	175,007
1,150		May Department Stores Co.	29,475
7,300		McDonald’s Corp.	204,618
750		Nordstrom, Inc.	28,680
1,990	@	Office Depot, Inc.	29,910
1,090		RadioShack Corp.	31,218
3,620		Staples, Inc.	107,948
1,700	@	Starbucks Corp.	77,282
3,850		Target Corp.	174,213
2,450		TJX Cos., Inc.	53,998
1,150	@	Toys R US, Inc.	20,401
18,350		Wal-Mart Stores, Inc.	976,219
5,750		Walgreen Co.	206,022
900		Wendy’s Intl., Inc.	30,240
1,450		Yum! Brands, Inc.	58,957

			3,460,102

		Savings and Loans: 0.1%
610		Golden West Financial Corp.	67,680
1,700		Sovereign Bancorp, Inc.	37,094
3,650		Washington Mutual, Inc.	142,642

			247,416

		Semiconductors: 0.5%
1,500	@	Altera Corp.	29,355
1,550		Analog Devices, Inc.	60,109
7,000	@	Applied Materials, Inc.	115,430
27,850		Intel Corp.	558,671
850	@	KLA-Tencor Corp.	35,258
1,600		Linear Technology Corp.	57,984
1,650		Maxim Integrated Products, Inc.	69,779
2,000	@	National Semiconductor Corp.	30,980
2,950		Texas Instruments, Inc.	62,776

			1,020,342

		Software: 1.2%
1,250		Adobe Systems, Inc.	61,838
700		Autodesk, Inc.	34,041
2,500		Automatic Data Processing, Inc.	103,300
1,460	@	BMC Software, Inc.	23,083
1,200	@	Citrix Systems, Inc.	21,024
3,000		Computer Associates Intl., Inc.	78,900
2,450	@	Compuware Corp.	12,618
1,520	@	Electronic Arts, Inc.	69,905
3,678		First Data Corp.	159,992

PORTFOLIO OF INVESTMENTS
ING GET Series S	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Software: 1.2% (continued)
900	@	Fiserv, Inc.	$31,374
1,550		IMS Health, Inc.	37,076
950	@	Intuit, Inc.	43,130
160	@	Mercury Interactive Corp.	5,581
46,600		Microsoft Corp.	1,288,489
1,350	@	Novell, Inc.	8,519
38,350	@	Oracle Corp.	432,587
1,500	@	PeopleSoft, Inc.	29,775
3,940	@	Siebel Systems, Inc.	29,708
2,100	@	Veritas Software Corp.	37,380

			2,508,320

		Telecommunications: 1.3%
2,400		Alltel Corp.	131,784
1,500		AT&T Corp.	21,480
2,050	@	Avaya, Inc.	28,577
8,650		BellSouth Corp.	234,588
800		CenturyTel, Inc.	27,392
29,100	@	Cisco Systems, Inc.	526,709
1,300		Citizens Communications Co.	17,407
1,200	@	Comverse Technology, Inc.	22,596
5,750	@	Corning, Inc.	63,710
17,950	@	Lucent Technologies, Inc.	56,902
13,700		Motorola, Inc.	247,148
4,800	@	Nextel Communications, Inc.	114,432
6,800		Qualcomm, Inc.	265,472
15,550		SBC Communications, Inc.	403,523
1,050		Scientific-Atlanta, Inc.	27,216
2,700		Sprint Corp.	54,351
3,000	@	Tellabs, Inc.	27,570
13,050		Verizon Communications, Inc.	513,908

			2,784,765

		Textiles: 0.0%
800		Cintas Corp.	33,632

			33,632

		Toys/Games/Hobbies: 0.0%
1,300		Hasbro, Inc.	24,440
2,150		Mattel, Inc.	38,980

			63,420

		Transportation: 0.4%
1,800		Burlington Northern Santa Fe Corp.	68,958
950		CSX Corp.	31,540
2,050		FedEx Corp.	175,665
2,050		Norfolk Southern Corp.	60,967
500		Ryder System, Inc.	23,520
450		Union Pacific Corp.	26,370
4,900		United Parcel Service, Inc.	372,008

			759,028

		Total Common Stock
		(Cost $43,431,727)	46,679,685

PORTFOLIO OF INVESTMENTS
ING GET Series S	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 56.5%
		Federal Home Loan Bank: 17.3%
$40,000,000		3.370%, due 09/14/07		$36,331,160

				36,331,160

		Federal Home Loan Mortgage Corporation: 17.6%
40,000,000		3.250%, due 09/14/07		36,451,520
538,000		3.270%, due 09/15/07		489,988

				36,941,508

		Federal National Mortgage Association: 21.6%
50,000,000		3.480%, due 09/14/07		45,283,399

				45,283,399

		Total U.S. Government Agency Obligations
		(Cost $118,390,094)		118,556,067

U.S. TREASURY OBLIGATIONS: 15.7%
		U.S. Treasury STRIP: 15.7%
35,885,000		3.380%, due 08/15/07		33,046,174

		Total U.S. Treasury Obligations
		(Cost $32,961,647)		33,046,174

OTHER BONDS: 5.0%
		Sovereign: 5.0%
10,163,000		Israel Trust, 3.490%, due 11/15/07		9,150,399
1,450,000		Turkey Trust, 3.490%, due 11/15/07		1,305,528

		Total Other Bonds
		(Cost $10,541,209)		10,455,927

		Total Long-Term Investments
		(Cost $205,324,677)		208,737,853

SHORT-TERM INVESTMENTS: 0.7%
		Repurchase Agreement: 0.7%
1,550,000		Goldman Sachs Repurchase Agreement dated 09/30/04, 1.860% due 10/01/04, $1,550,080 to be received upon repurchase (Collateralized by $1,635,000 Federal Home Loan Mortgage Corporation, 4.000%, Market Value plus accrued interest $1,581,045, due 06/12/13).		1,550,000

		Total Short-Term Investments
		(Cost $1,550,000)		1,550,000

		Total Investments In Securities
		(Cost $206,874,677)*	100.1%	$210,287,853
		Other Assets and Liabilities—Net	(0.1)	(181,480)

		Net Assets	100.0%	$210,106,373

	@	Non-income producing security
	@@	Foreign issuer

	*	Cost for federal income tax purposes is $207,845,384.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$3,887,542
		Gross Unrealized Depreciation		(1,445,073)

		Net Unrealized Appreciation		$2,442,469

PORTFOLIO OF INVESTMENTS
ING GET Series T	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 22.0%
		Advertising: 0.0%
550	@	Interpublic Group of Cos., Inc.	$5,825
650		Omnicom Group, Inc.	47,489

			53,314

		Aerospace/Defense: 0.5%
4,800		Boeing Co.	247,776
1,100		General Dynamics Corp.	112,310
400		Goodrich Corp.	12,544
1,500		Lockheed Martin Corp.	83,670
1,300		Northrop Grumman Corp.	69,329
1,750		Raytheon Co.	66,465
640		Rockwell Collins, Inc.	23,770
1,750		United Technologies Corp.	163,415

			779,279

		Agriculture: 0.3%
7,100		Altria Group, Inc.	333,984
850		Monsanto Co.	30,957
650		Reynolds American, Inc.	44,226
700		UST, Inc.	28,182

			437,349

		Airlines: 0.0%
1,050		Southwest Airlines Co.	14,301

			14,301

		Apparel: 0.1%
900	@	Coach, Inc.	38,178
400		Jones Apparel Group, Inc.	14,320
380		Liz Claiborne, Inc.	14,334
1,550		Nike, Inc.	122,140
300		Reebok Intl. Ltd.	11,016
600		VF Corp.	29,670

			229,658

		Auto Manufacturers: 0.1%
10,490		Ford Motor Co.	147,385
950		General Motors Corp.	40,356
800		PACCAR, Inc.	55,296

			243,037

		Auto Parts and Equipment: 0.0%
750		Dana Corp.	13,268
800		Johnson Controls, Inc.	45,448

			58,716

		Banks: 1.6%
1,550		AmSouth Bancorp	37,820
14,020		Bank of America Corp.	607,486
1,850		BB&T Corp.	73,427
900		Comerica, Inc.	53,415
550		First Horizon National Corp.	23,848
1,200		Huntington Bancshares, Inc.	29,892
1,800		Keycorp	56,880
500		M & T Bank Corp.	47,850
700		Marshall & Ilsley Corp.	28,210
1,650		Mellon Financial Corp.	45,689
3,150		National City Corp.	121,652
250		North Fork Bancorporation, Inc.	11,113
750		Northern Trust Corp.	30,600
1,100		PNC Financial Services Group, Inc.	59,510

PORTFOLIO OF INVESTMENTS
ING GET Series T	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Banks: 1.6% (continued)
1,619		Regions Financial Corp.	$53,524
1,400		SouthTrust Corp.	58,324
1,100		State Street Corp.	46,981
950		SunTrust Banks, Inc.	66,890
1,350		Synovus Financial Corp.	35,303
2,650		The Bank of New York Co., Inc.	77,301
8,800		U.S. Bancorp	254,319
6,200		Wachovia Corp.	291,089
5,850		Wells Fargo & Co.	348,835
350		Zions Bancorporation	21,364

			2,481,322

		Beverages: 0.5%
200		Adolph Coors Co.	13,584
2,700		Anheuser-Busch Cos., Inc.	134,865
500		Brown-Forman Corp.	22,900
8,400		Coca-Cola Co.	336,420
2,000		Coca-Cola Enterprises, Inc.	37,800
850		Pepsi Bottling Group, Inc.	23,078
5,700		PepsiCo, Inc.	277,305

			845,952

		Biotechnology: 0.1%
1,750	@	Amgen, Inc.	99,189
1,100	@	Biogen IDEC, Inc.	67,287
800	@	Chiron Corp.	35,360
350	@	Genzyme Corp.	19,044
250	@	Millipore Corp.	11,963

			232,843

		Building Materials: 0.1%
1,050	@	American Standard Cos., Inc.	40,856
2,500		Masco Corp.	86,324
550		Vulcan Materials Co.	28,023

			155,203

		Chemicals: 0.4%
800		Air Products & Chemicals, Inc.	43,504
400		Ashland, Inc.	22,432
3,400		Dow Chemical Co.	153,611
3,500		E.I. du Pont de Nemours & Co.	149,800
350		Eastman Chemical Co.	16,643
1,150		Ecolab, Inc.	36,156
550		Engelhard Corp.	15,593
300		International Flavors & Fragrances, Inc.	11,460
850		PPG Industries, Inc.	52,088
1,400		Praxair, Inc.	59,836
850		Rohm & Haas Co.	36,525
800		Sherwin-Williams Co.	35,168
400		Sigma-Aldrich Corp.	23,200

			656,016

		Commercial Services: 0.2%
700	@	Apollo Group, Inc.	51,359
4,550		Cendant Corp.	98,280
100		Deluxe Corp.	4,102
550		Equifax, Inc.	14,498
1,050		H&R Block, Inc.	51,891
1,250		McKesson Corp.	32,063
600		Moody’s Corp.	43,950

PORTFOLIO OF INVESTMENTS
ING GET Series T	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.2% (continued)
1,300		Paychex, Inc.	$39,195
900		Robert Half Intl., Inc.	23,193
1,000		R.R. Donnelley & Sons Co.	31,320

			389,851

		Computers: 0.9%
450	@	Affiliated Computer Services, Inc.	25,052
1,600	@	Apple Computer, Inc.	62,000
800	@	Computer Sciences Corp.	37,680
11,400	@	Dell, Inc.	405,839
700		Electronic Data Systems Corp.	13,573
8,250	@	EMC Corp.	95,205
850	@	Gateway, Inc.	4,208
10,200		Hewlett-Packard Co.	191,249
5,800		International Business Machines Corp.	497,291
430	@	Lexmark Intl., Inc.	36,124
350	@	NCR Corp.	17,357
1,450	@	Network Appliance, Inc.	33,350
11,200	@	Sun Microsystems, Inc.	45,248
1,250	@	Sungard Data Systems, Inc.	29,713
1,450	@	Unisys Corp.	14,964

			1,508,853

		Cosmetics/Personal Care: 0.8%
450		Alberto-Culver Co.	19,566
1,600		Avon Products, Inc.	69,888
1,800		Colgate-Palmolive Co.	81,324
4,700		Gillette Co.	196,178
2,350		Kimberly-Clark Corp.	151,787
14,950		Procter & Gamble Co.	809,094

			1,327,837

		Distribution/Wholesale: 0.0%
650		Genuine Parts Co.	24,947
550		W.W. Grainger, Inc.	31,708

			56,655

		Diversified Financial Services: 1.7%
4,300		American Express Co.	221,278
390		Bear Stearns Cos., Inc.	37,506
950		Capital One Financial Corp.	70,205
17,850		Citigroup, Inc.	787,541
3,298		Countrywide Financial Corp.	129,908
1,650	@	E*Trade Financial Corp.	18,843
3,350		Fannie Mae	212,390
500		Federated Investors, Inc.	14,220
350		Franklin Resources, Inc.	19,516
1,600		Goldman Sachs Group, Inc.	149,184
1,050		Janus Capital Group, Inc.	14,291
12,256		JP Morgan Chase & Co.	486,931
950		Lehman Brothers Holdings, Inc.	75,734
4,300		MBNA Corp.	108,360
3,200		Merrill Lynch & Co., Inc.	159,104
3,800		Morgan Stanley	187,340
1,710	@	Providian Financial Corp.	26,573
1,450		SLM Corp.	64,670
200		T. Rowe Price Group, Inc.	10,188

			2,793,782

PORTFOLIO OF INVESTMENTS
ING GET Series T	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Electric: 0.6%
3,600	@	AES Corp.	$35,964
300		Ameren Corp.	13,845
1,600		American Electric Power Co., Inc.	51,136
1,500		CenterPoint Energy, Inc.	15,540
250		Cinergy Corp.	9,900
1,050		Consolidated Edison, Inc.	44,142
550		Constellation Energy Group, Inc.	21,912
1,100		Dominion Resources, Inc.	71,775
750		DTE Energy Co.	31,643
4,200		Duke Energy Corp.	96,138
1,140		Edison Intl.	30,221
300		Entergy Corp.	18,183
2,200		Exelon Corp.	80,718
1,350		FirstEnergy Corp.	55,458
750		FPL Group, Inc.	51,240
1,750	@	PG&E Corp.	53,200
350		Pinnacle West Capital Corp.	14,525
700		PPL Corp.	33,026
1,000		Progress Energy, Inc.	42,340
2,400		Southern Co.	71,952
1,750		TXU Corp.	83,860
1,550		Xcel Energy, Inc.	26,846

			953,564

		Electrical Components and Equipment: 0.1%
1,450		Emerson Electric Co.	89,741

			89,741

		Electronics: 0.1%
1,650	@	Agilent Technologies, Inc.	35,590
1,200		Applera Corp. – Applies Biosystems Group	22,644
500	@	Fisher Scientific Intl., Inc.	29,165
1,000	@	Jabil Circuit, Inc.	23,000
450		Parker Hannifin Corp.	26,487
400		PerkinElmer, Inc.	6,888
1,900	@	Sanmina-SCI Corp.	13,395
3,200	@	Solectron Corp.	15,840
250		Tektronix, Inc.	8,313
600	@	Thermo Electron Corp.	16,212
550	@	Waters Corp.	24,255

			221,789

		Engineering and Construction: 0.0%
300		Fluor Corp.	13,356

			13,356

		Entertainment: 0.0%
1,200		International Game Technology	43,140

			43,140

		Environmental Control: 0.0%
2,000		Waste Management, Inc.	54,680

			54,680

		Federal Home Loan Mortgage Corporation: 0.1%
2,300		Freddie Mac	150,052

			150,052

		Food: 0.3%
1,500		Albertson’s, Inc.	35,895
2,200		Archer-Daniels-Midland Co.	37,356
550		Campbell Soup Co.	14,460

PORTFOLIO OF INVESTMENTS
ING GET Series T	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Food: 0.3% (continued)
1,800		ConAgra Foods, Inc.	$46,278
1,250		General Mills, Inc.	56,125
1,100		Hershey Foods Corp.	51,381
1,200		H.J. Heinz Co.	43,224
1,400		Kellogg Co.	59,724
1,200	@	Kroger Co.	18,624
650		McCormick & Co., Inc.	22,321
3,200		Sara Lee Corp.	73,151
750		SUPERVALU, Inc.	20,663
1,200		Sysco Corp.	35,904
900		Wm. Wrigley Jr. Co.	56,979

			572,085

		Forest Products and Paper: 0.1%
1,550		Georgia-Pacific Corp.	55,723
1,750		International Paper Co.	70,717
550		Louisiana-Pacific Corp.	14,273
850		MeadWestvaco Corp.	27,115
250		Temple-Inland, Inc.	16,788
850		Weyerhaeuser Co.	56,507

			241,123

		Gas: 0.0%
700		KeySpan Corp.	27,440
1,050		Sempra Energy	38,000

			65,440

		Hand/Machine Tools: 0.0%
490		Black & Decker Corp.	37,946
200		Snap-On, Inc.	5,512
400		Stanley Works	17,012

			60,470

		Healthcare-Products: 0.9%
300		Bausch & Lomb, Inc.	19,935
850		Baxter Intl., Inc.	27,336
1,150		Becton Dickinson & Co.	59,455
850		Biomet, Inc.	39,848
2,800	@	Boston Scientific Corp.	111,244
500		CR Bard, Inc.	28,315
520		Guidant Corp.	34,341
13,700		Johnson & Johnson	771,720
4,100		Medtronic, Inc.	212,790
700	@	St. Jude Medical, Inc.	52,689
550		Stryker Corp.	26,444
1,150	@	Zimmer Holdings, Inc.	90,896

			1,475,013

		Healthcare-Services: 0.3%
780		Aetna, Inc.	77,945
630	@	Anthem, Inc.	54,968
650		HCA, Inc.	24,798
900	@	Humana, Inc.	17,982
500		Manor Care, Inc.	14,980
150		Quest Diagnostics, Inc.	13,233
3,000		UnitedHealth Group, Inc.	221,220
860	@	WellPoint Health Networks, Inc.	90,377

			515,503

PORTFOLIO OF INVESTMENTS
ING GET Series T	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Home Builders: 0.0%
530		Centex Corp.	$26,744
200		KB Home	16,898

			43,642

		Home Furnishings: 0.0%
1,000		Leggett & Platt, Inc.	28,100
300		Whirlpool Corp.	18,027

			46,127

		Household Products/Wares: 0.1%
450		Avery Dennison Corp.	29,601
850		Clorox Co.	45,305
600		Fortune Brands, Inc.	44,454

			119,360

		Housewares: 0.0%
1,000		Newell Rubbermaid, Inc.	20,040

			20,040

		Insurance: 1.2%
1,650	@@	ACE Ltd.	66,099
1,650		Aflac, Inc.	64,697
3,200		Allstate Corp.	153,567
450		AMBAC Financial Group, Inc.	35,978
9,000		American Intl. Group, Inc.	611,909
1,450		AON Corp.	41,673
1,100		Chubb Corp.	77,308
770		Cigna Corp.	53,615
682		Cincinnati Financial Corp.	28,112
1,000		Hartford Financial Services Group, Inc.	61,930
600		Jefferson-Pilot Corp.	29,796
1,050		Lincoln National Corp.	49,350
600		Loews Corp.	35,100
1,800		Marsh & McLennan Cos., Inc.	82,368
650		MBIA, Inc.	37,837
4,400		MetLife, Inc.	170,059
500		MGIC Investment Corp.	33,275
450		Principal Financial Group, Inc.	16,187
750		Progressive Corp.	63,563
3,100		Prudential Financial, Inc.	145,823
550		Safeco Corp.	25,108
2,250		St. Paul Travelers Cos., Inc.	74,385
450		Torchmark Corp.	23,931
1,100		UnumProvident Corp.	17,259
600	@@	XL Capital Ltd.	44,394

			2,043,323

		Internet: 0.3%
2,200	@	eBay, Inc.	202,268
1,750	@	Symantec Corp.	96,040
4,550	@	Yahoo!, Inc.	154,291

			452,599

		Iron/Steel: 0.0%
250		Nucor Corp.	22,843
550		United States Steel Corp.	20,691

			43,534

PORTFOLIO OF INVESTMENTS
ING GET Series T	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Leisure Time: 0.1%
260		Brunswick Corp.	$11,898
2,150		Carnival Corp.	101,673
1,050		Harley-Davidson, Inc.	62,412
750		Sabre Holdings Corp. – Class A	18,398

			194,381

		Lodging: 0.1%
550		Harrah’s Entertainment, Inc.	29,139
1,300		Hilton Hotels Corp.	24,492
950		Marriott Intl., Inc.	49,362
800		Starwood Hotels & Resorts Worldwide, Inc.	37,136

			140,129

		Machinery-Construction and Mining: 0.0%
450		Caterpillar, Inc.	36,203

			36,203

		Machinery-Diversified: 0.1%
200		Cummins, Inc.	14,778
1,050		Deere & Co.	67,778
850		Rockwell Automation, Inc.	32,895

			115,451

		Media: 0.6%
850		Clear Channel Communications, Inc.	26,495
7,700	@	Comcast Corp.	217,448
300		Dow Jones & Co., Inc.	12,183
900		Gannett Co., Inc.	75,384
100		Knight-Ridder, Inc.	6,545
900		McGraw-Hill Cos., Inc.	71,721
150		Meredith Corp.	7,707
500		New York Times Co.	19,550
15,200	@	Time Warner, Inc.	245,327
1,050		Tribune Co.	43,208
450	@	Univision Communications, Inc.	14,225
5,800		Viacom, Inc.	194,648
6,800		Walt Disney Co.	153,340

			1,087,781

		Mining: 0.0%
1,250		Alcoa, Inc.	41,987
450		Phelps Dodge Corp.	41,414

			83,401

		Miscellaneous Manufacturing: 1.3%
2,700		3M Co.	215,918
350		Cooper Industries Ltd.	20,650
1,050		Danaher Corp.	53,844
850		Dover Corp.	33,040
1,180		Eastman Kodak Co.	38,020
650		Eaton Corp.	41,217
36,400		General Electric Co.	1,222,311
2,850		Honeywell Intl., Inc.	102,201
1,000		Illinois Tool Works, Inc.	93,170
700	@@	Ingersoll-Rand Co.	47,579
330		ITT Industries, Inc.	26,397
500		Pall Corp.	12,240
450		Textron, Inc.	28,922
6,950	@@	Tyco Intl. Ltd.	213,086

			2,148,595

PORTFOLIO OF INVESTMENTS
ING GET Series T	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Office/Business Equipment: 0.0%
1,050		Pitney Bowes, Inc.	$46,305
2,650	@	Xerox Corp.	37,312

			83,617

		Oil and Gas: 1.6%
350		Amerada Hess Corp.	31,150
750		Anadarko Petroleum Corp.	49,770
1,204		Apache Corp.	60,332
2,000		Burlington Resources, Inc.	81,600
12,550		ChevronTexaco Corp.	673,181
2,350		ConocoPhillips	194,698
1,250		Devon Energy Corp.	88,763
500		EOG Resources, Inc.	32,925
22,500		Exxon Mobil Corp.	1,087,424
400		Kerr-McGee Corp.	22,900
1,350		Marathon Oil Corp.	55,728
200	@, @@	Nabors Industries Ltd.	9,470
600	@	Noble Corp.	26,970
1,200		Occidental Petroleum Corp.	67,116
450		Sunoco, Inc.	33,291
950		Unocal Corp.	40,850
700		Valero Energy Corp.	56,147

			2,612,315

		Oil and Gas Services: 0.1%
1,150		Baker Hughes, Inc.	50,278
600		BJ Services Co.	31,446
2,000		Schlumberger Ltd.	134,620

			216,344

		Packaging and Containers: 0.0%
600		Ball Corp.	22,458
600		Bemis Co.	15,948
700	@	Pactiv Corp.	16,275
300	@	Sealed Air Corp.	13,905

			68,586

		Pharmaceuticals: 1.4%
5,350		Abbott Laboratories	226,626
550		Allergan, Inc.	39,903
450		AmerisourceBergen Corp.	24,170
6,600		Bristol-Myers Squibb Co.	156,222
600		Cardinal Health, Inc.	26,262
1,900	@	Caremark Rx, Inc.	60,933
3,800		Eli Lilly & Co.	228,190
400	@	Express Scripts, Inc.	26,136
1,250	@	Forest Laboratories, Inc.	56,225
1,500	@	Gilead Sciences, Inc.	56,070
650	@	Hospira, Inc.	19,890
1,220	@	King Pharmaceuticals, Inc.	14,567
891	@	Medco Health Solutions, Inc.	27,532
7,700		Merck & Co., Inc.	254,099
26,370		Pfizer, Inc.	806,921
2,000		Schering-Plough Corp.	38,120
4,400		Wyeth	164,560

			2,226,426

		Pipelines: 0.0%
150		Kinder Morgan, Inc.	9,423
2,150		Williams Cos., Inc.	26,015

			35,438

PORTFOLIO OF INVESTMENTS
ING GET Series T	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Real Estate Investment Trusts: 0.1%
550		Equity Office Properties Trust	$14,988
650		Plum Creek Timber Co., Inc.	22,770
600		ProLogis	21,144
750		Simon Property Group, Inc.	40,222

			99,124

		Retail: 1.7%
1,150	@	Bed Bath & Beyond, Inc.	42,677
1,100		Best Buy Co., Inc.	59,664
100		Circuit City Stores, Inc.	1,534
2,700		Costco Wholesale Corp.	112,212
1,650		CVS Corp.	69,515
850		Darden Restaurants, Inc.	19,822
1,300		Dollar General Corp.	26,195
700		Federated Department Stores, Inc.	31,801
5,240		Gap, Inc.	97,988
10,350		Home Depot, Inc.	405,719
1,600		J.C. Penney Co., Inc. Holding Co.	56,448
550	@	Kohl’s Corp.	26,505
2,650		Limited Brands, Inc.	59,069
2,590		Lowe’s Cos., Inc.	140,766
950		May Department Stores Co.	24,349
5,850		McDonald’s Corp.	163,975
750		Nordstrom, Inc.	28,680
1,050	@	Office Depot, Inc.	15,782
860		RadioShack Corp.	24,630
2,920		Staples, Inc.	87,074
1,350	@	Starbucks Corp.	61,371
3,050		Target Corp.	138,013
1,750		TJX Cos., Inc.	38,570
1,150	@	Toys R US, Inc.	20,401
14,700		Wal-Mart Stores, Inc.	782,039
4,700		Walgreen Co.	168,400
700		Wendy’s Intl., Inc.	23,520
1,150		Yum! Brands, Inc.	46,759

			2,773,478

		Savings and Loans: 0.1%
510		Golden West Financial Corp.	56,585
1,350		Sovereign Bancorp, Inc.	29,457
2,950		Washington Mutual, Inc.	115,286

			201,328

		Semiconductors: 0.5%
1,200	@	Altera Corp.	23,484
1,550		Analog Devices, Inc.	60,109
5,650	@	Applied Materials, Inc.	93,169
22,250		Intel Corp.	446,334
650	@	KLA-Tencor Corp.	26,962
1,050		Linear Technology Corp.	38,052
1,350		Maxim Integrated Products, Inc.	57,092
1,200	@	National Semiconductor Corp.	18,588
2,350		Texas Instruments, Inc.	50,008

			813,798

		Software: 1.2%
800		Adobe Systems, Inc.	39,576
500		Autodesk, Inc.	24,315
2,000		Automatic Data Processing, Inc.	82,640

PORTFOLIO OF INVESTMENTS
ING GET Series T	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Software: 1.2% (continued)
1,200	@	BMC Software, Inc.	$18,972
1,100	@	Citrix Systems, Inc.	19,272
2,450		Computer Associates Intl., Inc.	64,435
1,950	@	Compuware Corp.	10,043
1,000	@	Electronic Arts, Inc.	45,990
2,960		First Data Corp.	128,760
600	@	Fiserv, Inc.	20,916
1,250		IMS Health, Inc.	29,900
800	@	Intuit, Inc.	36,320
150	@	Mercury Interactive Corp.	5,232
37,250		Microsoft Corp.	1,029,962
1,100	@	Novell, Inc.	6,941
30,650	@	Oracle Corp.	345,731
1,200	@	PeopleSoft, Inc.	23,820
1,970	@	Siebel Systems, Inc.	14,854
1,700	@	Veritas Software Corp.	30,260

			1,977,939

		Telecommunications: 1.3%
1,950		Alltel Corp.	107,075
1,200		AT&T Corp.	17,184
1,500	@	Avaya, Inc.	20,910
6,900		BellSouth Corp.	187,128
800		CenturyTel, Inc.	27,392
23,250	@	Cisco Systems, Inc.	420,824
1,050		Citizens Communications Co.	14,060
600	@	Comverse Technology, Inc.	11,298
4,850	@	Corning, Inc.	53,738
14,350	@	Lucent Technologies, Inc.	45,490
10,950		Motorola, Inc.	197,538
3,850	@	Nextel Communications, Inc.	91,784
5,400		Qualcomm, Inc.	210,816
12,450		SBC Communications, Inc.	323,077
850		Scientific-Atlanta, Inc.	22,032
2,150		Sprint Corp.	43,280
2,300	@	Tellabs, Inc.	21,137
10,300		Verizon Communications, Inc.	405,613

			2,220,376

		Textiles: 0.0%
750		Cintas Corp.	31,530

			31,530

		Toys/Games/Hobbies: 0.0%
800		Hasbro, Inc.	15,040
1,750		Mattel, Inc.	31,728

			46,768

		Transportation: 0.4%
1,250		Burlington Northern Santa Fe Corp.	47,888
800		CSX Corp.	26,560
1,750		FedEx Corp.	149,958
1,850		Norfolk Southern Corp.	55,019
400		Ryder System, Inc.	18,816
350		Union Pacific Corp.	20,510
3,750		United Parcel Service, Inc.	284,699

			603,450

		Total Common Stock
		(Cost $35,122,350)	37,305,007

PORTFOLIO OF INVESTMENTS
ING GET Series T	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 45.3%
		Federal Home Loan Mortgage Corporation: 14.5%
$27,363,000		3.370%, due 01/15/08		$24,592,961

				24,592,961

		Federal National Mortgage Association: 30.8%
58,726,000		3.630%, due 02/15/08		52,232,139

				52,232,139

		Total U.S. Government Agency Obligations
		(Cost $76,412,395)		76,825,100

U.S. TREASURY OBLIGATIONS: 6.4%
		U.S. Treasury STRIP: 6.4%
11,925,000		3.460%, due 11/15/07		10,886,368

		Total U.S. Treasury Obligations
		(Cost $10,976,376)		10,886,368

OTHER BONDS: 25.5%
		Sovereign: 25.5%
48,037,000		Turkey Trust, 3.490%, due 11/15/07		43,250,785

		Total Other Bonds
		(Cost $43,231,681)		43,250,785

		Total Long-Term Investments
		(Cost $165,742,802)		168,267,260

SHORT-TERM INVESTMENTS: 0.9%
		Repurchase Agreement: 0.9%
1,517,000		Goldman Sachs Repurchase Agreement dated 09/30/04, 1.860% due 10/01/04, $1,517,078 to be received upon repurchase (Collateralized by $1,601,000 Federal Home Loan Mortgage Corporation, 4.000%, Market Value plus accrued interest $1,548,167, due 06/12/13).		1,517,000

		Total Short-Term Investments
		(Cost $1,517,000)		1,517,000

		Total Investments In Securities
		(Cost $167,259,802)*	100.1%	$169,784,260
		Other Assets and Liabilities—Net	(0.1)	(136,960)

		Net Assets	100.0%	$169,647,300

	@	Non-income producing security
	@@	Foreign issuer

	*	Cost for federal income tax purposes is $167,554,662.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$3,526,959
		Gross Unrealized Depreciation		(1,297,361)

		Net Unrealized Appreciation		$2,229,598

PORTFOLIO OF INVESTMENTS
ING GET Series U	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 31.1%
		Advertising: 0.1%
2,300	@	Interpublic Group of Cos., Inc.	$24,357
850		Omnicom Group, Inc.	62,101

			86,458

		Aerospace/Defense: 0.7%
7,100		Boeing Co.	366,502
1,700		General Dynamics Corp.	173,570
1,050		Goodrich Corp.	32,928
2,050		Lockheed Martin Corp.	114,349
1,600		Northrop Grumman Corp.	85,328
2,450		Raytheon Co.	93,051
900		Rockwell Collins, Inc.	33,426
2,500		United Technologies Corp.	233,450

			1,132,604

		Agriculture: 0.4%
10,000		Altria Group, Inc.	470,400
1,400		Monsanto Co.	50,988
750		Reynolds American, Inc.	51,030
1,000		UST, Inc.	40,260

			612,678

		Airlines: 0.0%
1,500		Southwest Airlines Co.	20,430

			20,430

		Apparel: 0.2%
1,300	@	Coach, Inc.	55,146
550		Jones Apparel Group, Inc.	19,690
550		Liz Claiborne, Inc.	20,746
2,200		Nike, Inc.	173,360
300		Reebok Intl. Ltd.	11,016
700		VF Corp.	34,615

			314,573

		Auto Manufacturers: 0.2%
15,720		Ford Motor Co.	220,866
1,150		General Motors Corp.	48,852
1,225		PACCAR, Inc.	84,672

			354,390

		Auto Parts and Equipment: 0.0%
900		Dana Corp.	15,921
1,050		Johnson Controls, Inc.	59,651

			75,572

		Banks: 2.0%
1,500		AmSouth Bancorp	36,600
19,896		Bank of America Corp.	862,093
2,500		BB&T Corp.	99,225
1,250		Comerica, Inc.	74,188
700		First Horizon National Corp.	30,352
1,200		Huntington Bancshares, Inc.	29,892
3,000		Keycorp	94,800
650		M & T Bank Corp.	62,205
1,100		Marshall & Ilsley Corp.	44,330
2,200		Mellon Financial Corp.	60,918
4,500		National City Corp.	173,790
350		North Fork Bancorporation, Inc.	15,558
1,350		Northern Trust Corp.	55,080
1,700		PNC Financial Services Group, Inc.	91,970

PORTFOLIO OF INVESTMENTS
ING GET Series U	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Banks: 2.0% (continued)
2,343		Regions Financial Corp.	$77,460
1,750		SouthTrust Corp.	72,905
1,500		State Street Corp.	64,065
1,250		SunTrust Banks, Inc.	88,013
1,550		Synovus Financial Corp.	40,533
4,000		The Bank of New York Co., Inc.	116,680
12,450		U.S. Bancorp	359,804
8,700		Wachovia Corp.	408,464
8,150		Wells Fargo & Co.	485,984
600		Zions Bancorporation	36,624

			3,481,533

		Beverages: 0.7%
250		Adolph Coors Co.	16,980
3,900		Anheuser-Busch Cos., Inc.	194,805
700		Brown-Forman Corp.	32,060
11,850		Coca-Cola Co.	474,592
2,950		Coca-Cola Enterprises, Inc.	55,755
1,500		Pepsi Bottling Group, Inc.	40,725
8,250		PepsiCo, Inc.	401,363

			1,216,280

		Biotechnology: 0.2%
2,500	@	Amgen, Inc.	141,699
1,850	@	Biogen IDEC, Inc.	113,165
1,050	@	Chiron Corp.	46,410
450	@	Genzyme Corp.	24,485

			325,759

		Building Materials: 0.1%
1,350	@	American Standard Cos., Inc.	52,529
3,650		Masco Corp.	126,034
800		Vulcan Materials Co.	40,760

			219,323

		Chemicals: 0.5%
1,100		Air Products & Chemicals, Inc.	59,818
450		Ashland, Inc.	25,236
4,950		Dow Chemical Co.	223,640
5,000		E.I. du Pont de Nemours & Co.	214,000
550		Eastman Chemical Co.	26,153
1,700		Ecolab, Inc.	53,448
1,050		Engelhard Corp.	29,768
600		International Flavors & Fragrances, Inc.	22,920
1,150		PPG Industries, Inc.	70,472
1,450		Praxair, Inc.	61,973
1,450		Rohm & Haas Co.	62,307
800		Sherwin-Williams Co.	35,168
400		Sigma-Aldrich Corp.	23,200

			908,103

		Commercial Services: 0.3%
1,000	@	Apollo Group, Inc.	73,370
6,900		Cendant Corp.	149,039
200		Deluxe Corp.	8,204
1,100		Equifax, Inc.	28,996
1,550		H&R Block, Inc.	76,601
1,650		McKesson Corp.	42,323
900		Moody’s Corp.	65,925
1,850		Paychex, Inc.	55,778

PORTFOLIO OF INVESTMENTS
ING GET Series U	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.3% (continued)
900		Robert Half Intl., Inc.	$23,193
1,300		R.R. Donnelley & Sons Co.	40,716

			564,145

		Computers: 1.3%
650	@	Affiliated Computer Services, Inc.	36,186
2,650	@	Apple Computer, Inc.	102,688
1,050	@	Computer Sciences Corp.	49,455
16,700	@	Dell, Inc.	594,519
1,050		Electronic Data Systems Corp.	20,360
12,700	@	EMC Corp.	146,558
2,150	@	Gateway, Inc.	10,643
14,800		Hewlett-Packard Co.	277,499
8,200		International Business Machines Corp.	703,067
750	@	Lexmark Intl., Inc.	63,008
450	@	NCR Corp.	22,316
2,350	@	Network Appliance, Inc.	54,050
16,100	@	Sun Microsystems, Inc.	65,044
1,650	@	Sungard Data Systems, Inc.	39,221
1,900	@	Unisys Corp.	19,608

			2,204,222

		Cosmetics/Personal Care: 1.1%
450		Alberto-Culver Co.	19,566
2,300		Avon Products, Inc.	100,464
2,400		Colgate-Palmolive Co.	108,432
6,750		Gillette Co.	281,745
3,400		Kimberly-Clark Corp.	219,606
21,450		Procter & Gamble Co.	1,160,874

			1,890,687

		Distribution/Wholesale: 0.0%
850		Genuine Parts Co.	32,623
650		W.W. Grainger, Inc.	37,473

			70,096

		Diversified Financial Services: 2.3%
6,200		American Express Co.	319,052
650		Bear Stearns Cos., Inc.	62,511
1,250		Capital One Financial Corp.	92,375
25,600		Citigroup, Inc.	1,129,471
4,800		Countrywide Financial Corp.	189,072
2,550	@	E*TRADE Financial Corp.	29,121
4,700		Fannie Mae	297,980
700		Federated Investors, Inc.	19,908
500		Franklin Resources, Inc.	27,880
2,350		Goldman Sachs Group, Inc.	219,114
17,338		J.P. Morgan Chase & Co.	688,838
1,650		Janus Capital Group, Inc.	22,457
1,350		Lehman Brothers Holdings, Inc.	107,622
5,800		MBNA Corp.	146,160
4,650		Merrill Lynch & Co., Inc.	231,198
5,500		Morgan Stanley	271,150
1,600	@	Providian Financial Corp.	24,864
1,950		SLM Corp.	86,970
250		T. Rowe Price Group, Inc.	12,735

			3,978,478

		Electric: 0.8%
5,800	@	AES Corp.	57,942
400		Ameren Corp.	18,460

PORTFOLIO OF INVESTMENTS
ING GET Series U	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Electric: 0.8% (continued)
1,800		American Electric Power Co., Inc.	$57,528
2,060		CenterPoint Energy, Inc.	21,342
350		Cinergy Corp.	13,860
1,200		Consolidated Edison, Inc.	50,448
900		Constellation Energy Group, Inc.	35,856
1,600		Dominion Resources, Inc.	104,400
800		DTE Energy Co.	33,752
6,000		Duke Energy Corp.	137,339
1,920		Edison Intl.	50,899
450		Entergy Corp.	27,275
3,450		Exelon Corp.	126,581
1,450		FirstEnergy Corp.	59,566
950		FPL Group, Inc.	64,904
2,250	@	PG&E Corp.	68,400
150		Pinnacle West Capital Corp.	6,225
1,000		PPL Corp.	47,180
1,350		Progress Energy, Inc.	57,159
3,850		Southern Co.	115,423
2,350		TXU Corp.	112,612
2,100		Xcel Energy, Inc.	36,372

			1,303,523

		Electrical Components and Equipment: 0.1%
1,900		Emerson Electric Co.	117,591

			117,591

		Electronics: 0.2%
2,800	@	Agilent Technologies, Inc.	60,396
1,200		Applera Corp. – Applied Biosystems Group	22,644
600	@	Fisher Scientific Intl., Inc.	34,998
1,050	@	Jabil Circuit, Inc.	24,150
600		Parker Hannifin Corp.	35,316
550		PerkinElmer, Inc.	9,471
2,500	@	Sanmina-SCI Corp.	17,625
4,800	@	Solectron Corp.	23,760
600		Tektronix, Inc.	19,950
1,300	@	Thermo Electron Corp.	35,126
800	@	Waters Corp.	35,280

			318,716

		Engineering and Construction: 0.0%
450		Fluor Corp.	20,034

			20,034

		Entertainment: 0.0%
1,900		International Game Technology	68,305

			68,305

		Environmental Control: 0.0%
2,550		Waste Management, Inc.	69,717

			69,717

		Federal Home Loan Mortgage Corporation: 0.1%
3,400		Freddie Mac	221,816

			221,816

		Food: 0.5%
1,950		Albertson’s, Inc.	46,664
3,150		Archer-Daniels-Midland Co.	53,487
800		Campbell Soup Co.	21,032
3,150		ConAgra Foods, Inc.	80,987
2,050		General Mills, Inc.	92,045

PORTFOLIO OF INVESTMENTS
ING GET Series U	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Food: 0.5% (continued)
1,200		Hershey Foods Corp.	$56,052
2,150		H.J. Heinz Co.	77,443
2,200		Kellogg Co.	93,851
1,400	@	Kroger Co.	21,728
950		McCormick & Co., Inc.	32,623
3,450		Sara Lee Corp.	78,867
800		SUPERVALU, Inc.	22,040
1,250		Sysco Corp.	37,400
1,300		Wm. Wrigley Jr. Co.	82,303

			796,522

		Forest Products and Paper: 0.2%
2,050		Georgia-Pacific Corp.	73,698
2,600		International Paper Co.	105,065
800		Louisiana-Pacific Corp.	20,760
1,100		MeadWestvaco Corp.	35,090
350		Temple-Inland, Inc.	23,503
1,200		Weyerhaeuser Co.	79,776

			337,892

		Gas: 0.1%
1,250		KeySpan Corp.	49,000
1,100		Sempra Energy	39,809

			88,809

		Hand/Machine Tools: 0.0%
700		Black & Decker Corp.	54,208
200		Snap-On, Inc.	5,512
400		Stanley Works	17,012

			76,732

		Healthcare-Products: 1.2%
400		Bausch & Lomb, Inc.	26,580
1,200		Baxter Intl., Inc.	38,592
1,650		Becton Dickinson & Co.	85,305
1,400		Biomet, Inc.	65,632
4,300	@	Boston Scientific Corp.	170,839
850		CR Bard, Inc.	48,136
700		Guidant Corp.	46,228
19,900		Johnson & Johnson	1,120,966
5,950		Medtronic, Inc.	308,805
1,050	@	St. Jude Medical, Inc.	79,034
800		Stryker Corp.	38,464
1,600	@	Zimmer Holdings, Inc.	126,464

			2,155,045

		Healthcare-Services: 0.5%
1,300		Aetna, Inc.	129,909
900	@	Anthem, Inc.	78,525
950		HCA, Inc.	36,243
1,300	@	Humana, Inc.	25,974
600		Manor Care, Inc.	17,976
200		Quest Diagnostics, Inc.	17,644
5,600		UnitedHealth Group, Inc.	412,944
1,200	@	WellPoint Health Networks, Inc.	126,108

			845,323

		Home Builders: 0.0%
650		Centex Corp.	32,799
250		KB Home	21,123

			53,922

PORTFOLIO OF INVESTMENTS
ING GET Series U	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Home Furnishings: 0.0%
1,000		Leggett & Platt, Inc.	$28,100
500		Whirlpool Corp.	30,045

			58,145

		Household Products/Wares: 0.1%
550		Avery Dennison Corp.	36,179
1,100		Clorox Co.	58,630
750		Fortune Brands, Inc.	55,568

			150,377

		Housewares: 0.0%
1,400		Newell Rubbermaid, Inc.	28,056

			28,056

		Insurance: 1.7%
2,400	@@	ACE Ltd.	96,144
2,650		Aflac, Inc.	103,907
5,850		Allstate Corp.	280,741
500		AMBAC Financial Group, Inc.	39,975
12,950		American Intl. Group, Inc.	880,470
1,850		AON Corp.	53,169
1,650		Chubb Corp.	115,961
1,250		Cigna Corp.	87,038
945		Cincinnati Financial Corp.	38,953
1,400		Hartford Financial Services Group, Inc.	86,702
800		Jefferson-Pilot Corp.	39,728
1,000		Lincoln National Corp.	47,000
900		Loews Corp.	52,650
2,600		Marsh & McLennan Cos., Inc.	118,975
750		MBIA, Inc.	43,658
6,300		MetLife, Inc.	243,494
550		MGIC Investment Corp.	36,603
650		Principal Financial Group, Inc.	23,381
1,050		Progressive Corp.	88,988
4,400		Prudential Financial, Inc.	206,975
1,100		Safeco Corp.	50,215
3,250		St. Paul Travelers Cos., Inc.	107,445
600		Torchmark Corp.	31,908
1,600		UnumProvident Corp.	25,104
850	@@	XL Capital Ltd.	62,892

			2,962,076

		Internet: 0.4%
3,200	@	eBay, Inc.	294,208
2,350	@	Symantec Corp.	128,968
6,600	@	Yahoo!, Inc.	223,806

			646,982

		Iron/Steel: 0.0%
500		Nucor Corp.	45,685
800		United States Steel Corp.	30,096

			75,781

		Leisure Time: 0.2%
400		Brunswick Corp.	18,304
3,300		Carnival Corp.	156,057
1,750		Harley-Davidson, Inc.	104,020
900		Sabre Holdings Corp. – Class A	22,077

			300,458

PORTFOLIO OF INVESTMENTS
ING GET Series U	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Lodging: 0.1%
500		Harrah’s Entertainment, Inc.	$26,490
2,100		Hilton Hotels Corp.	39,564
1,050		Marriott Intl., Inc.	54,558
1,150		Starwood Hotels & Resorts Worldwide, Inc.	53,383

			173,995

		Machinery-Construction and Mining: 0.0%
650		Caterpillar, Inc.	52,293

			52,293

		Machinery-Diversified: 0.1%
250		Cummins, Inc.	18,473
1,350		Deere & Co.	87,142
950		Rockwell Automation, Inc.	36,765

			142,380

		Media: 0.9%
1,250		Clear Channel Communications, Inc.	38,963
11,050	@	Comcast Corp.	312,052
550		Dow Jones & Co., Inc.	22,336
1,400		Gannett Co., Inc.	117,264
200		Knight-Ridder, Inc.	13,090
1,450		McGraw-Hill Cos., Inc.	115,551
400		Meredith Corp.	20,552
1,100		New York Times Co.	43,010
22,150	@	Time Warner, Inc.	357,500
1,700		Tribune Co.	69,955
600	@	Univision Communications, Inc.	18,966
8,350		Viacom, Inc.	280,226
10,000		Walt Disney Co.	225,500

			1,634,965

		Mining: 0.1%
1,850		Alcoa, Inc.	62,142
600		Phelps Dodge Corp.	55,218

			117,360

		Miscellaneous Manufacturing: 1.8%
3,900		3M Co.	311,883
400		Cooper Industries Ltd.	23,600
1,350		Danaher Corp.	69,228
1,300		Dover Corp.	50,531
1,530		Eastman Kodak Co.	49,297
900		Eaton Corp.	57,069
52,450		General Electric Co.	1,761,270
3,900		Honeywell Intl., Inc.	139,854
1,600		Illinois Tool Works, Inc.	149,072
900	@@	Ingersoll-Rand Co.	61,173
500		ITT Industries, Inc.	39,995
750		Pall Corp.	18,360
800		Textron, Inc.	51,416
10,000	@@	Tyco Intl. Ltd.	306,600

			3,089,348

		Office/Business Equipment: 0.1%
1,100		Pitney Bowes, Inc.	48,510
3,850	@	Xerox Corp.	54,208

			102,718

		Oil and Gas: 2.2%
550		Amerada Hess Corp.	48,950
1,100		Anadarko Petroleum Corp.	72,996

PORTFOLIO OF INVESTMENTS
ING GET Series U	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 2.2% (continued)
1,440		Apache Corp.	$72,158
3,400		Burlington Resources, Inc.	138,720
18,000		ChevronTexaco Corp.	965,519
3,400		ConocoPhillips	281,689
2,050		Devon Energy Corp.	145,571
750		EOG Resources, Inc.	49,388
32,400		Exxon Mobil Corp.	1,565,891
550		Kerr-McGee Corp.	31,488
2,300		Marathon Oil Corp.	94,944
350	@, @@	Nabors Industries Ltd.	16,573
900	@	Noble Corp.	40,455
1,760		Occidental Petroleum Corp.	98,437
500		Sunoco, Inc.	36,990
1,500		Unocal Corp.	64,500
1,050		Valero Energy Corp.	84,221

			3,808,490

		Oil and Gas Services: 0.2%
1,650		Baker Hughes, Inc.	72,138
850		BJ Services Co.	44,549
2,900		Schlumberger Ltd.	195,199

			311,886

		Packaging and Containers: 0.0%
600		Ball Corp.	22,458
600		Bemis Co.	15,948
750	@	Pactiv Corp.	17,438
650	@	Sealed Air Corp.	30,127

			85,971

		Pharmaceuticals: 1.8%
7,700		Abbott Laboratories	326,172
600		Allergan, Inc.	43,530
650		AmerisourceBergen Corp.	34,912
9,500		Bristol-Myers Squibb Co.	224,865
850		Cardinal Health, Inc.	37,205
2,500	@	Caremark Rx, Inc.	80,175
5,450		Eli Lilly & Co.	327,273
450	@	Express Scripts, Inc.	29,403
1,950	@	Forest Laboratories, Inc.	87,711
2,200	@	Gilead Sciences, Inc.	82,236
900	@	Hospira, Inc.	27,540
1,750	@	King Pharmaceuticals, Inc.	20,895
1,346	@	Medco Health Solutions, Inc.	41,591
10,850		Merck & Co., Inc.	358,049
37,730		Pfizer, Inc.	1,154,537
2,850		Schering-Plough Corp.	54,321
6,550		Wyeth	244,970

			3,175,385

		Pipelines: 0.0%
500		Kinder Morgan, Inc.	31,410
3,200		Williams Cos., Inc.	38,720

			70,130

		Real Estate Investment Trusts: 0.1%
800		Equity Office Properties Trust	21,800
950		Plum Creek Timber Co., Inc.	33,279
850		ProLogis	29,954
1,050		Simon Property Group, Inc.	56,311

			141,344

PORTFOLIO OF INVESTMENTS
ING GET Series U	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Retail: 2.5%
1,450	@	Bed Bath & Beyond, Inc.	$53,810
1,750		Best Buy Co., Inc.	94,920
1,350		Circuit City Stores, Inc.	20,709
3,900		Costco Wholesale Corp.	162,084
2,150		CVS Corp.	90,580
1,050		Darden Restaurants, Inc.	24,486
1,800		Dollar General Corp.	36,270
1,050		Federated Department Stores, Inc.	47,702
6,800		Gap, Inc.	127,160
14,900		Home Depot, Inc.	584,079
2,600		J.C. Penney Co., Inc. Holding Co.	91,728
750	@	Kohl’s Corp.	36,143
3,550		Limited Brands, Inc.	79,130
3,920		Lowe’s Cos., Inc.	213,052
1,200		May Department Stores Co.	30,756
8,300		McDonald’s Corp.	232,648
1,200		Nordstrom, Inc.	45,888
1,500	@	Office Depot, Inc.	22,545
1,200		RadioShack Corp.	34,368
3,800		Staples, Inc.	113,316
1,950	@	Starbucks Corp.	88,647
4,450		Target Corp.	201,363
2,950		TJX Cos., Inc.	65,018
1,600	@	Toys R US, Inc.	28,384
21,300		Wal-Mart Stores, Inc.	1,133,159
8,650		Walgreen Co.	309,929
1,000		Wendy’s Intl., Inc.	33,600
1,500		Yum! Brands, Inc.	60,990

			4,062,464

		Savings and Loans: 0.2%
700		Golden West Financial Corp.	77,665
1,800		Sovereign Bancorp, Inc.	39,276
4,300		Washington Mutual, Inc.	168,044

			284,985

		Semiconductors: 0.7%
2,000	@	Altera Corp.	39,140
2,050		Analog Devices, Inc.	79,499
8,450	@	Applied Materials, Inc.	139,341
31,800		Intel Corp.	637,908
950	@	KLA-Tencor Corp.	39,406
1,550		Linear Technology Corp.	56,172
1,700		Maxim Integrated Products, Inc.	71,893
2,400	@	National Semiconductor Corp.	37,176
3,400		Texas Instruments, Inc.	72,352

			1,172,887

		Software: 1.7%
1,500		Adobe Systems, Inc.	74,205
900		Autodesk, Inc.	43,767
3,100		Automatic Data Processing, Inc.	128,092
1,550	@	BMC Software, Inc.	24,506
1,300	@	Citrix Systems, Inc.	22,776
3,200		Computer Associates Intl., Inc.	84,160
3,500	@	Compuware Corp.	18,025
1,350	@	Electronic Arts, Inc.	62,087
4,283		First Data Corp.	186,310

PORTFOLIO OF INVESTMENTS
ING GET Series U	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Software: 1.7% (continued)
1,000	@	Fiserv, Inc.	$34,860
1,950		IMS Health, Inc.	46,644
1,150	@	Intuit, Inc.	52,210
600	@	Mercury Interactive Corp.	20,928
54,200		Microsoft Corp.	1,498,629
2,450	@	Novell, Inc.	15,460
44,150	@	Oracle Corp.	498,011
1,800	@	PeopleSoft, Inc.	35,730
4,200	@	Siebel Systems, Inc.	31,668
2,950	@	Veritas Software Corp.	52,510

			2,930,578

		Telecommunications: 1.9%
2,850		Alltel Corp.	156,494
1,700		AT&T Corp.	24,344
2,800	@	Avaya, Inc.	39,032
9,950		BellSouth Corp.	269,844
900		CenturyTel, Inc.	30,816
32,900	@	Cisco Systems, Inc.	595,489
1,750		Citizens Communications Co.	23,433
1,600	@	Comverse Technology, Inc.	30,128
7,050	@	Corning, Inc.	78,114
20,650	@	Lucent Technologies, Inc.	65,461
15,750		Motorola, Inc.	284,130
5,800	@	Nextel Communications, Inc.	138,272
7,900		Qualcomm, Inc.	308,416
17,900		SBC Communications, Inc.	464,505
1,250		Scientific-Atlanta, Inc.	32,400
3,100		Sprint Corp.	62,403
2,300	@	Tellabs, Inc.	21,137
15,000		Verizon Communications, Inc.	590,699

			3,215,117

		Textiles: 0.0%
1,000		Cintas Corp.	42,040

			42,040

		Toys/Games/Hobbies: 0.0%
1,200		Hasbro, Inc.	22,560
2,000		Mattel, Inc.	36,260

			58,820

		Transportation: 0.5%
1,600		Burlington Northern Santa Fe Corp.	61,296
1,100		CSX Corp.	36,520
2,550		FedEx Corp.	218,510
2,450		Norfolk Southern Corp.	72,863
300		Ryder System, Inc.	14,112
500		Union Pacific Corp.	29,300
5,500		United Parcel Service, Inc.	417,560

			850,161

		Total Common Stock
		(Cost $50,999,079)	53,674,470

PORTFOLIO OF INVESTMENTS
ING GET Series U	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

CORPORATE BONDS/NOTES: 5.9%
		Diversified Financial Services: 5.9%
$10,000,000		General Electric Capital Corp., 4.250%, due 01/15/08		$10,268,760

		Total Corporate Bonds/Notes (Cost $10,276,960)		10,268,760

U.S. GOVERNMENT AGENCY OBLIGATIONS: 48.5%
		Federal National Mortgage Association: 33.1%
58,000,000		3.730%, due 05/15/08 STRIP		51,000,676
7,340,000		3.770%, due 05/15/08 STRIP		6,447,324

				57,448,000

		Other: 15.4%
30,065,000		FICO STRIP, 3.570%, due 06/06/08		26,530,408

				26,530,408

		Total U.S. Government Agency Obligations
		(Cost $85,377,679)		83,978,408

U.S. TREASURY OBLIGATIONS: 5.5%
		U.S. Treasury STRIP: 5.5%
10,442,000		3.930%, due 02/15/08		9,438,117

		Total U.S. Treasury Obligations
		(Cost $9,318,567)		9,438,117

OTHER BONDS: 8.3%
		Sovereign: 8.3%
5,498,000		Israel Trust, 3.300%, due 02/15/08		4,939,062
10,429,000		Israel Trust, 3.350%, due 03/15/08		9,333,663

		Total Other Bonds
		(Cost $14,475,176)		14,272,725

		Total Long-Term Investments
		(Cost $170,447,461)		171,632,480

SHORT-TERM INVESTMENTS: 0.7%
		Repurchase Agreement: 0.7%
1,176,000		Goldman Sachs Repurchase Agreement dated 09/30/04, 1.860% due 10/01/04, $1,176,061 to be received upon repurchase (Collateralized by $1,241,000 Federal Home Loan Mortgage Corporation, 4.000%, Market Value plus accrued interest $1,200,047, due 06/12/13).		1,176,000

		Total Short-Term Investments
		(Cost $1,176,000)		1,176,000

		Total Investments In Securities
		(Cost $171,623,461)*	100.0%	$172,808,480
		Other Assets and Liabilities—Net	0.0	(22,644)

		Net Assets	100.0%	$172,785,836

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities

	*	Cost for federal income tax purposes is $171,702,552.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,499,630
		Gross Unrealized Depreciation		(3,393,702)

		Net Unrealized Appreciation		$1,105,928

PORTFOLIO OF INVESTMENTS
ING GET Series V	as of September 30, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 14.0%
		Advertising: 0.0%
1,450	@	Interpublic Group of Cos., Inc.	$15,356
750		Omnicom Group, Inc.	54,795

			70,151

		Aerospace/Defense: 0.3%
5,650		Boeing Co.	291,653
1,350		General Dynamics Corp.	137,835
450		Goodrich Corp.	14,112
1,650		Lockheed Martin Corp.	92,037
1,300		Northrop Grumman Corp.	69,329
2,050		Raytheon Co.	77,859
350		Rockwell Collins, Inc.	12,999
2,000		United Technologies Corp.	186,760

			882,584

		Agriculture: 0.2%
8,000		Altria Group, Inc.	376,320
1,000		Monsanto Co.	36,420
600		Reynolds American, Inc.	40,824
850		UST, Inc.	34,221

			487,785

		Airlines: 0.0%
1,200		Southwest Airlines Co.	16,344

			16,344

		Apparel: 0.1%
1,000	@	Coach, Inc.	42,420
450		Jones Apparel Group, Inc.	16,110
550		Liz Claiborne, Inc.	20,746
1,800		Nike, Inc.	141,840
300		Reebok Intl. Ltd.	11,016
650		VF Corp.	32,143

			264,275

		Auto Manufacturers: 0.1%
12,200		Ford Motor Co.	171,410
900		General Motors Corp.	38,232
925		PACCAR, Inc.	63,936

			273,578

		Auto Parts and Equipment: 0.0%
600		Dana Corp.	10,614
750		Johnson Controls, Inc.	42,608

			53,222

		Banks: 1.0%
1,650		AmSouth Bancorp	40,260
15,930		Bank of America Corp.	690,246
2,000		BB&T Corp.	79,380
850		Comerica, Inc.	50,448
450		First Horizon National Corp.	19,512
1,050		Huntington Bancshares, Inc.	26,156
2,050		Keycorp	64,780
450		M & T Bank Corp.	43,065
1,050		Marshall & Ilsley Corp.	42,315
1,600		Mellon Financial Corp.	44,304
3,600		National City Corp.	139,032
300		North Fork Bancorporation, Inc.	13,335
1,100		Northern Trust Corp.	44,880
1,100		PNC Financial Services Group, Inc.	59,510

PORTFOLIO OF INVESTMENTS
ING GET Series V	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Banks: 1.0% (continued)
1,854		Regions Financial Corp.	$61,293
1,200		SouthTrust Corp.	49,992
1,200		State Street Corp.	51,252
1,000		SunTrust Banks, Inc.	70,410
1,250		Synovus Financial Corp.	32,688
2,850		The Bank of New York Co., Inc.	83,135
9,900		U.S. Bancorp	286,109
6,950		Wachovia Corp.	326,302
6,550		Wells Fargo & Co.	390,576
300		Zions Bancorporation	18,312

			2,727,292

		Beverages: 0.3%
3,150		Anheuser-Busch Cos., Inc.	157,343
650		Brown-Forman Corp.	29,770
9,500		Coca-Cola Co.	380,474
1,750		Coca-Cola Enterprises, Inc.	33,075
1,200		Pepsi Bottling Group, Inc.	32,580
6,650		PepsiCo, Inc.	323,523

			956,765

		Biotechnology: 0.1%
2,000	@	Amgen, Inc.	113,359
1,250	@	Biogen IDEC, Inc.	76,463
750	@	Chiron Corp.	33,150
450	@	Genzyme Corp.	24,485
300	@	Millipore Corp.	14,355

			261,812

		Building Materials: 0.1%
1,200	@	American Standard Cos., Inc.	46,692
2,650		Masco Corp.	91,505
400		Vulcan Materials Co.	20,380

			158,577

		Chemicals: 0.2%
900		Air Products & Chemicals, Inc.	48,942
250		Ashland, Inc.	14,020
3,650		Dow Chemical Co.	164,907
4,000		E.I. du Pont de Nemours & Co.	171,199
450		Eastman Chemical Co.	21,398
1,050		Ecolab, Inc.	33,012
650		Engelhard Corp.	18,428
300		International Flavors & Fragrances, Inc.	11,460
1,100		PPG Industries, Inc.	67,408
1,250		Praxair, Inc.	53,425
900		Rohm & Haas Co.	38,673
600		Sherwin-Williams Co.	26,376
250		Sigma-Aldrich Corp.	14,500

			683,748

		Commercial Services: 0.1%
800	@	Apollo Group, Inc.	58,696
5,550		Cendant Corp.	119,879
300		Deluxe Corp.	12,306
450		Equifax, Inc.	11,862
1,250		H&R Block, Inc.	61,775
1,500		McKesson Corp.	38,475
700		Moody’s Corp.	51,275
1,450		Paychex, Inc.	43,718

PORTFOLIO OF INVESTMENTS
ING GET Series V	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.1% (continued)
750		Robert Half Intl., Inc.	$19,328
900		R.R. Donnelley & Sons Co.	28,188

			445,502

		Computers: 0.6%
550	@	Affiliated Computer Services, Inc.	30,619
1,900	@	Apple Computer, Inc.	73,625
1,000	@	Computer Sciences Corp.	47,100
13,350	@	Dell, Inc.	475,259
800		Electronic Data Systems Corp.	15,512
8,950	@	EMC Corp.	103,283
2,450	@	Gateway, Inc.	12,128
11,900		Hewlett-Packard Co.	223,124
6,700		International Business Machines Corp.	574,457
600	@	Lexmark Intl., Inc.	50,406
350	@	NCR Corp.	17,357
1,750	@	Network Appliance, Inc.	40,250
12,850	@	Sun Microsystems, Inc.	51,914
1,050	@	Sungard Data Systems, Inc.	24,959
1,450	@	Unisys Corp.	14,964

			1,754,957

		Cosmetics/Personal Care: 0.5%
450		Alberto-Culver Co.	19,566
1,800		Avon Products, Inc.	78,624
1,950		Colgate-Palmolive Co.	88,101
5,350		Gillette Co.	223,309
2,700		Kimberly-Clark Corp.	174,393
17,100		Procter & Gamble Co.	925,452

			1,509,445

		Distribution/Wholesale: 0.0%
800		Genuine Parts Co.	30,704
600		W.W. Grainger, Inc.	34,590

			65,294

		Diversified Financial Services: 1.1%
5,000		American Express Co.	257,300
400		Bear Stearns Cos., Inc.	38,468
850		Capital One Financial Corp.	62,815
20,500		Citigroup, Inc.	904,459
3,848		Countrywide Financial Corp.	151,573
2,000	@	E*TRADE Financial Corp.	22,840
3,750		Fannie Mae	237,750
150		Federated Investors, Inc.	4,266
400		Franklin Resources, Inc.	22,304
1,900		Goldman Sachs Group, Inc.	177,156
13,926		J.P. Morgan Chase & Co.	553,279
350		Janus Capital Group, Inc.	4,764
1,100		Lehman Brothers Holdings, Inc.	87,692
4,700		MBNA Corp.	118,440
3,750		Merrill Lynch & Co., Inc.	186,450
4,350		Morgan Stanley	214,455
1,700	@	Providian Financial Corp.	26,418
1,600		SLM Corp.	71,360
200		T. Rowe Price Group, Inc.	10,188

			3,151,977

		Electric: 0.3%
3,930	@	AES Corp.	39,261
300		Ameren Corp.	13,845

PORTFOLIO OF INVESTMENTS
ING GET Series V	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Electric: 0.3% (continued)
1,450		American Electric Power Co., Inc.	$46,342
1,640		CenterPoint Energy, Inc.	16,990
300		Cinergy Corp.	11,880
1,000		Consolidated Edison, Inc.	42,040
600		Constellation Energy Group, Inc.	23,904
1,250		Dominion Resources, Inc.	81,563
650		DTE Energy Co.	27,424
4,800		Duke Energy Corp.	109,871
1,550		Edison Intl.	41,091
350		Entergy Corp.	21,214
2,450		Exelon Corp.	89,891
1,150		FirstEnergy Corp.	47,242
900		FPL Group, Inc.	61,488
1,600	@	PG&E Corp.	48,640
600		Pinnacle West Capital Corp.	24,900
900		PPL Corp.	42,462
950		Progress Energy, Inc.	40,223
2,600		Southern Co.	77,948
1,900		TXU Corp.	91,047
2,250		Xcel Energy, Inc.	38,970

			1,038,236

		Electrical Components and Equipment: 0.0%
1,550		Emerson Electric Co.	95,930

			95,930

		Electronics: 0.1%
2,300	@	Agilent Technologies, Inc.	49,610
950		Applera Corp. – Applied Biosystems Group	17,927
500	@	Fisher Scientific Intl., Inc.	29,165
1,100	@	Jabil Circuit, Inc.	25,300
500		Parker Hannifin Corp.	29,429
550		PerkinElmer, Inc.	9,471
2,050	@	Sanmina-SCI Corp.	14,453
5,650	@	Solectron Corp.	27,968
350		Tektronix, Inc.	11,638
550	@	Thermo Electron Corp.	14,861
650	@	Waters Corp.	28,665

			258,487

		Engineering and Construction: 0.0%
350		Fluor Corp.	15,582

			15,582

		Entertainment: 0.0%
1,650		International Game Technology	59,318

			59,318

		Environmental Control: 0.0%
2,050		Waste Management, Inc.	56,047

			56,047

		Federal Home Loan Mortgage Corporation: 0.1%
2,700		Freddie Mac	176,148

			176,148

		Food: 0.2%
1,800		Albertson’s, Inc.	43,074
2,500		Archer-Daniels-Midland Co.	42,450
600		Campbell Soup Co.	15,774
1,900		ConAgra Foods, Inc.	48,849
1,350		General Mills, Inc.	60,615

PORTFOLIO OF INVESTMENTS
ING GET Series V	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Food: 0.2% (continued)
950		Hershey Foods Corp.	$44,375
1,350		H.J. Heinz Co.	48,627
1,450		Kellogg Co.	61,857
1,100	@	Kroger Co.	17,072
750		McCormick & Co., Inc.	25,755
2,800		Sara Lee Corp.	64,008
650		SUPERVALU, Inc.	17,908
1,000		Sysco Corp.	29,920
1,150		Wm. Wrigley Jr. Co.	72,806

			593,090

		Forest Products and Paper: 0.1%
1,450		Georgia-Pacific Corp.	52,128
2,100		International Paper Co.	84,861
600		Louisiana-Pacific Corp.	15,570
1,000		MeadWestvaco Corp.	31,900
300		Temple-Inland, Inc.	20,145
950		Weyerhaeuser Co.	63,156

			267,760

		Gas: 0.0%
750		KeySpan Corp.	29,400
900		Sempra Energy	32,571

			61,971

		Hand/Machine Tools: 0.0%
550		Black & Decker Corp.	42,592
200		Snap-On, Inc.	5,512
450		Stanley Works	19,139

			67,243

		Healthcare-Products: 0.6%
250		Bausch & Lomb, Inc.	16,613
950		Baxter Intl., Inc.	30,552
1,300		Becton Dickinson & Co.	67,210
950		Biomet, Inc.	44,536
3,050	@	Boston Scientific Corp.	121,176
600		CR Bard, Inc.	33,978
650		Guidant Corp.	42,926
15,850		Johnson & Johnson	892,830
4,750		Medtronic, Inc.	246,524
850	@	St. Jude Medical, Inc.	63,980
600		Stryker Corp.	28,848
1,300	@	Zimmer Holdings, Inc.	102,752

			1,691,925

		Healthcare-Services: 0.2%
1,000		Aetna, Inc.	99,930
700	@	Anthem, Inc.	61,075
750		HCA, Inc.	28,613
1,100	@	Humana, Inc.	21,978
650		Manor Care, Inc.	19,474
150		Quest Diagnostics, Inc.	13,233
4,450		UnitedHealth Group, Inc.	328,142
950	@	WellPoint Health Networks, Inc.	99,836

			672,281

		Home Builders: 0.0%
250		Centex Corp.	12,615
50		KB Home	4,225

			16,840

PORTFOLIO OF INVESTMENTS
ING GET Series V	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Home Furnishings: 0.0%
900		Leggett & Platt, Inc.	$25,290
400		Whirlpool Corp.	24,036

			49,326

		Household Products/Wares: 0.0%
550		Avery Dennison Corp.	36,179
1,000		Clorox Co.	53,300
550		Fortune Brands, Inc.	40,750

			130,229

		Housewares: 0.0%
1,150		Newell Rubbermaid, Inc.	23,046

			23,046

		Insurance: 0.8%
1,800	@@	ACE Ltd.	72,108
1,850		Aflac, Inc.	72,539
4,650		Allstate Corp.	223,153
400		AMBAC Financial Group, Inc.	31,980
10,200		American Intl. Group, Inc.	693,497
1,150		AON Corp.	33,051
1,350		Chubb Corp.	94,878
900		Cigna Corp.	62,667
660		Cincinnati Financial Corp.	27,205
1,150		Hartford Financial Services Group, Inc.	71,220
750		Jefferson-Pilot Corp.	37,245
1,000		Lincoln National Corp.	47,000
700		Loews Corp.	40,950
2,050		Marsh & McLennan Cos., Inc.	93,808
600		MBIA, Inc.	34,926
5,000		MetLife, Inc.	193,249
550		MGIC Investment Corp.	36,603
500		Principal Financial Group, Inc.	17,985
850		Progressive Corp.	72,038
3,300		Prudential Financial, Inc.	155,232
700		Safeco Corp.	31,955
2,600		St. Paul Travelers Cos., Inc.	85,956
450		Torchmark Corp.	23,931
1,300		UnumProvident Corp.	20,397
700	@@	XL Capital Ltd.	51,793

			2,325,366

		Internet: 0.2%
2,600	@	eBay, Inc.	239,044
1,900	@	Symantec Corp.	104,272
5,300	@	Yahoo!, Inc.	179,723

			523,039

		Iron/Steel: 0.0%
300		Nucor Corp.	27,411
650		United States Steel Corp.	24,453

			51,864

		Leisure Time: 0.1%
600		Brunswick Corp.	27,456
2,300		Carnival Corp.	108,767
1,150		Harley-Davidson, Inc.	68,356
450		Sabre Holdings Corp. – Class A	11,039

			215,618

PORTFOLIO OF INVESTMENTS
ING GET Series V	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Lodging: 0.0%
400		Harrah’s Entertainment, Inc.	$21,192
1,400		Hilton Hotels Corp.	26,376
900		Marriott Intl., Inc.	46,764
950		Starwood Hotels & Resorts Worldwide, Inc.	44,099

			138,431

		Machinery-Construction and Mining: 0.0%
550		Caterpillar, Inc.	44,248

			44,248

		Machinery-Diversified: 0.0%
200		Cummins, Inc.	14,778
900		Deere & Co.	58,095
850		Rockwell Automation, Inc.	32,895

			105,768

		Media: 0.4%
1,000		Clear Channel Communications, Inc.	31,170
8,800	@	Comcast Corp.	248,512
100		Dow Jones & Co., Inc.	4,061
1,000		Gannett Co., Inc.	83,760
100		Knight-Ridder, Inc.	6,545
1,000		McGraw-Hill Cos., Inc.	79,690
200		Meredith Corp.	10,276
600		New York Times Co.	23,460
17,750	@	Time Warner, Inc.	286,485
1,200		Tribune Co.	49,380
500	@	Univision Communications, Inc.	15,805
6,700		Viacom, Inc.	224,852
8,050		Walt Disney Co.	181,528

			1,245,524

		Mining: 0.0%
1,500		Alcoa, Inc.	50,385
500		Phelps Dodge Corp.	46,015

			96,400

		Miscellaneous Manufacturing: 0.8%
3,100		3M Co.	247,906
450		Cooper Industries Ltd.	26,550
1,100		Danaher Corp.	56,408
1,050		Dover Corp.	40,814
1,400		Eastman Kodak Co.	45,108
600		Eaton Corp.	38,046
41,700		General Electric Co.	1,400,285
3,150		Honeywell Intl., Inc.	112,959
1,150		Illinois Tool Works, Inc.	107,146
850	@@	Ingersoll-Rand Co.	57,775
350		ITT Industries, Inc.	27,997
800		Pall Corp.	19,584
650		Textron, Inc.	41,776
7,950	@@	Tyco Intl. Ltd.	243,746

			2,466,100

		Office/Business Equipment: 0.0%
1,100		Pitney Bowes, Inc.	48,510
3,200	@	Xerox Corp.	45,056

			93,566

		Oil and Gas: 1.1%
300		Amerada Hess Corp.	26,700
850		Anadarko Petroleum Corp.	56,406

PORTFOLIO OF INVESTMENTS
ING GET Series V	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 1.1% (continued)
1,150		Apache Corp.	$57,627
2,350		Burlington Resources, Inc.	95,880
14,300		ChevronTexaco Corp.	767,051
2,700		ConocoPhillips	223,695
1,600		Devon Energy Corp.	113,616
400		EOG Resources, Inc.	26,340
25,750		Exxon Mobil Corp.	1,244,497
700		Kerr-McGee Corp.	40,075
1,700		Marathon Oil Corp.	70,176
300	@, @@	Nabors Industries Ltd.	14,205
700	@	Noble Corp.	31,465
1,600		Occidental Petroleum Corp.	89,488
450		Sunoco, Inc.	33,291
1,250		Unocal Corp.	53,750
900		Valero Energy Corp.	72,189

			3,016,451

		Oil and Gas Services: 0.1%
1,300		Baker Hughes, Inc.	56,836
700		BJ Services Co.	36,687
2,350		Schlumberger Ltd.	158,179

			251,702

		Packaging and Containers: 0.0%
600		Ball Corp.	22,458
600		Bemis Co.	15,948
600	@	Pactiv Corp.	13,950
450	@	Sealed Air Corp.	20,858

			73,214

		Pharmaceuticals: 0.8%
6,100		Abbott Laboratories	258,396
500		Allergan, Inc.	36,275
500		AmerisourceBergen Corp.	26,855
7,550		Bristol-Myers Squibb Co.	178,709
700		Cardinal Health, Inc.	30,639
2,450	@	Caremark Rx, Inc.	78,572
4,400		Eli Lilly & Co.	264,220
300	@	Express Scripts, Inc.	19,602
1,350	@	Forest Laboratories, Inc.	60,723
1,700	@	Gilead Sciences, Inc.	63,546
800	@	Hospira, Inc.	24,480
700	@	King Pharmaceuticals, Inc.	8,358
1,008	@	Medco Health Solutions, Inc.	31,147
8,700		Merck & Co., Inc.	287,099
29,750		Pfizer, Inc.	910,349
2,250		Schering-Plough Corp.	42,885
5,250		Wyeth	196,350

			2,518,205

		Pipelines: 0.0%
200		Kinder Morgan, Inc.	12,564
1,750		Williams Cos., Inc.	21,175

			33,739

		Real Estate Investment Trusts: 0.0%
650		Equity Office Properties Trust	17,713
750		Plum Creek Timber Co., Inc.	26,273
700		ProLogis	24,668
850		Simon Property Group, Inc.	45,585

			114,239

PORTFOLIO OF INVESTMENTS
ING GET Series V	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Retail: 1.2%
1,150	@	Bed Bath & Beyond, Inc.	$42,677
1,150		Best Buy Co., Inc.	62,376
1,100		Circuit City Stores, Inc.	16,874
3,100		Costco Wholesale Corp.	128,836
1,400		CVS Corp.	58,982
500		Darden Restaurants, Inc.	11,660
1,600		Dollar General Corp.	32,240
850		Federated Department Stores, Inc.	38,616
6,100		Gap, Inc.	114,070
11,850		Home Depot, Inc.	464,519
1,800		J.C. Penney Co., Inc. Holding Co.	63,504
700	@	Kohl’s Corp.	33,733
2,850		Limited Brands, Inc.	63,527
2,900		Lowe’s Cos., Inc.	157,615
1,500		May Department Stores Co.	38,445
6,600		McDonald’s Corp.	184,998
900		Nordstrom, Inc.	34,416
1,500	@	Office Depot, Inc.	22,545
550		RadioShack Corp.	15,752
3,050		Staples, Inc.	90,951
1,550	@	Starbucks Corp.	70,463
3,600		Target Corp.	162,900
1,900		TJX Cos., Inc.	41,876
700	@	Toys R US, Inc.	12,418
16,800		Wal-Mart Stores, Inc.	893,759
6,850		Walgreen Co.	245,435
700		Wendy’s Intl., Inc.	23,520
1,100		Yum! Brands, Inc.	44,726

			3,171,433

		Savings and Loans: 0.1%
550		Golden West Financial Corp.	61,023
1,650		Sovereign Bancorp, Inc.	36,003
3,450		Washington Mutual, Inc.	134,826

			231,852

		Semiconductors: 0.3%
1,850	@	Altera Corp.	36,205
1,450		Analog Devices, Inc.	56,231
6,050	@	Applied Materials, Inc.	99,765
25,550		Intel Corp.	512,532
750	@	KLA-Tencor Corp.	31,110
1,200		Linear Technology Corp.	43,488
1,150		Maxim Integrated Products, Inc.	48,634
1,800	@	National Semiconductor Corp.	27,882
2,700		Texas Instruments, Inc.	57,456

			913,303

		Software: 0.8%
1,150		Adobe Systems, Inc.	56,891
650		Autodesk, Inc.	31,610
2,150		Automatic Data Processing, Inc.	88,838
1,300	@	BMC Software, Inc.	20,553
700	@	Citrix Systems, Inc.	12,264
2,100		Computer Associates Intl., Inc.	55,230
3,100	@	Compuware Corp.	15,965
1,150	@	Electronic Arts, Inc.	52,889
3,422		First Data Corp.	148,856

PORTFOLIO OF INVESTMENTS
ING GET Series V	as of September 30, 2004 (Unaudited)(continued)

Shares			Value

		Software: 0.8% (continued)
1,000	@	Fiserv, Inc.	$34,860
1,500		IMS Health, Inc.	35,880
950	@	Intuit, Inc.	43,130
200	@	Mercury Interactive Corp.	6,976
42,600		Microsoft Corp.	1,177,889
1,250	@	Novell, Inc.	7,888
35,100	@	Oracle Corp.	395,927
1,850	@	PeopleSoft, Inc.	36,723
2,400	@	Siebel Systems, Inc.	18,096
2,100	@	Veritas Software Corp.	37,380

			2,277,845

		Telecommunications: 0.8%
2,200		Alltel Corp.	120,802
1,350		AT&T Corp.	19,332
1,700	@	Avaya, Inc.	23,698
7,950		BellSouth Corp.	215,604
800		CenturyTel, Inc.	27,392
26,400	@	Cisco Systems, Inc.	477,839
1,600		Citizens Communications Co.	21,424
850	@	Comverse Technology, Inc.	16,006
5,200	@	Corning, Inc.	57,616
16,450	@	Lucent Technologies, Inc.	52,147
12,500		Motorola, Inc.	225,500
4,700	@	Nextel Communications, Inc.	112,048
6,400		Qualcomm, Inc.	249,856
14,250		SBC Communications, Inc.	369,787
850		Scientific-Atlanta, Inc.	22,032
2,450		Sprint Corp.	49,319
2,000	@	Tellabs, Inc.	18,380
11,950		Verizon Communications, Inc.	470,590

			2,549,372

		Textiles: 0.0%
600		Cintas Corp.	25,224

			25,224

		Toys/Games/Hobbies: 0.0%
850		Hasbro, Inc.	15,980
1,600		Mattel, Inc.	29,008

			44,988

		Transportation: 0.2%
1,450		Burlington Northern Santa Fe Corp.	55,550
900		CSX Corp.	29,880
2,000		FedEx Corp.	171,380
1,950		Norfolk Southern Corp.	57,993
250		Ryder System, Inc.	11,760
400		Union Pacific Corp.	23,440
4,400		United Parcel Service, Inc.	334,048

			684,051

		Total Common Stock
		(Cost $40,519,438)	42,248,309

PORTFOLIO OF INVESTMENTS
ING GET Series V	as of September 30, 2004 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 79.8%
		Federal Home Loan Mortgage Corporation: 24.6%
5,375,000		3.570%, due 07/15/08 STRIP		4,726,082
80,000,000		3.540%, due 10/15/08 STRIP		69,508,800

				74,234,882

		Federal National Mortgage Association: 31.9%
109,000,000		3.730%, due 05/15/08 STRIP		95,846,097

				95,846,097

		Other: 23.3%
14,205,000		FICO STRIP, 3.580%, due 06/27/08		12,507,020
5,763,000		FICO STRIP, 3.680%, due 10/06/08		5,011,361
55,000,000		Resolution Funding Corp Interest STRIP, 3.380%, due 07/15/08		48,672,745
4,604,000		Tennessee Valley Authority, 3.720%, due 07/15/08		4,028,555

				70,219,681

		Total U.S. Government Agency Obligations (Cost $250,679,096)		240,300,660

U.S. TREASURY OBLIGATIONS: 6.0%
		U.S. Treasury STRIP: 6.0%
20,282,000		2.420%, due 05/15/08		18,130,445

		Total U.S. Treasury Obligations
		(Cost $18,005,922)		18,130,445

		Total Long-Term Investments
		(Cost $309,204,456)		300,679,414

SHORT-TERM INVESTMENTS: 0.3%
		Repurchase Agreement: 0.3%
809,000		Goldman Sachs Repurchase Agreement dated 09/30/04, 1.860% due 10/01/04, $809,042 to be received upon repurchase (Collateralized by $854,000 Federal Home Loan Mortgage Corporation, 4.000%, Market Value plus accrued interest $825,818, due 06/12/13).		809,000

		Total Short-Term Investments
		(Cost $809,000)		809,000

		Total Investments In Securities
		(Cost $310,013,456)*	100.1%	$301,488,414
		Other Assets and Liabilities—Net	(0.1)	(234,635)

		Net Assets	100.0%	$301,253,779

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities

	*	Cost for federal income tax purposes is $310,258,707.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$3,141,713
		Gross Unrealized Depreciation		(11,912,006)

		Net Unrealized Depreciation		$(8,770,293)

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING GET Fund

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 24, 2004

By	/s/ Michael J. Roland

Michael J. Roland
Executive Vice President and Chief Financial Officer

Date:	November 24, 2004